UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices) (Zip code)
Tina Wilson
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/2017

Date of reporting period:	9/30/2017

Item 1. Schedule of Investments.

MML Aggressive Allocation Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 89.9%
MML Blue Chip Growth Fund, Initial Class (a)	511,392	$8,320,342
MML Equity Income Fund, Initial Class (a)	729,404	8,636,148
MML Equity Index Fund, Class III (a)	251,041	7,292,746
MML Focused Equity Fund, Class II (a)	213,995	2,565,801
MML Foreign Fund, Initial Class (a)	801,193	8,781,080
MML Fundamental Growth Fund, Class II (a)	328,269	4,008,160
MML Fundamental Value Fund, Class II (a)	582,857	8,509,714
MML Global Fund, Class I (a)	684,198	8,552,478
MML Income & Growth Fund, Initial Class (a)	725,724	8,708,687
MML International Equity Fund, Class II (a)	681,836	7,991,114
MML Large Cap Growth Fund, Initial Class (a)	304,276	3,061,014
MML Mid Cap Growth Fund, Initial Class (a)	562,881	8,730,277
MML Mid Cap Value Fund, Initial Class (a)	723,379	8,391,193
MML Small Cap Growth Equity Fund, Initial Class (a)	165,210	2,348,996
MML Small Company Value Fund, Class II (a)	241,319	3,938,327
MML Small/Mid Cap Value Fund, Initial Class (a)	222,613	2,934,035
MML Strategic Emerging Markets Fund, Class II (a)	517,518	5,703,046
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	38,436	3,031,433
Oppenheimer Global Fund/VA, Non-Service Shares (a)	114,878	5,076,458
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	1,391,624	13,651,831
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	1,674,706	4,186,765
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	99,838	3,154,894

		137,574,539

Fixed Income Funds — 10.2%
MML Dynamic Bond Fund, Class II (a)	233,599	2,357,018

	Number of Shares	Value
MML Inflation-Protected and Income Fund, Initial Class (a)	389,336	$3,979,011
MML Managed Bond Fund, Initial Class (a)	297,348	3,731,383
MML Short-Duration Bond Fund, Class II (a)	327,408	3,221,698
MML Total Return Bond Fund, Class II (a)	217,840	2,250,285

		15,539,395

TOTAL MUTUAL FUNDS (Cost $148,338,434)		153,113,934

TOTAL LONG-TERM INVESTMENTS (Cost $148,338,434)		153,113,934

TOTAL INVESTMENTS — 100.1% (Cost $148,338,434) (b)		153,113,934

Other Assets/(Liabilities) — (0.1)%		(112,669)

NET ASSETS — 100.0%		$153,001,265

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Core Allocation Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 65.4%
American Funds Blue Chip Income and Growth Fund, Class 1	17,865,014	$253,683,201
American Funds Growth-Income Fund, Class 1	6,337,090	304,877,391
American Funds International Fund, Class 1	6,579,258	137,638,068

		696,198,660

Fixed Income Funds — 34.7%
American Funds Bond Fund, Class 1	33,610,223	368,704,149

TOTAL MUTUAL FUNDS (Cost $992,770,765)		1,064,902,809

TOTAL LONG-TERM INVESTMENTS (Cost $992,770,765)		1,064,902,809

TOTAL INVESTMENTS — 100.1% (Cost $992,770,765) (a)		1,064,902,809

Other Assets/(Liabilities) — (0.1)%		(1,140,411)

NET ASSETS — 100.0%		$1,063,762,398

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Growth Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

EQUITY FUNDS — 100.1%
American Funds Growth Fund, Class 1	2,245,300	$165,523,551

TOTAL MUTUAL FUNDS (Cost $150,357,702)		165,523,551

TOTAL LONG-TERM INVESTMENTS (Cost $150,357,702)		165,523,551

TOTAL INVESTMENTS — 100.1% (Cost $150,357,702) (a)		165,523,551

Other Assets/(Liabilities) — (0.1)%		(189,060)

NET ASSETS — 100.0%		$165,334,491

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds International Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

EQUITY FUNDS — 100.1%
American Funds International Fund, Class 1	3,110,481	$65,071,262

TOTAL MUTUAL FUNDS (Cost $56,719,600)		65,071,262

TOTAL LONG-TERM INVESTMENTS (Cost $56,719,600)		65,071,262

TOTAL INVESTMENTS — 100.1% (Cost $56,719,600) (a)		65,071,262

Other Assets/(Liabilities) — (0.1)%		(88,914)

NET ASSETS — 100.0%		$64,982,348

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Balanced Allocation Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 49.8%
MML Blue Chip Growth Fund, Initial Class (a)	1,131,885	$18,415,771
MML Equity Income Fund, Initial Class (a)	1,701,774	20,149,000
MML Equity Index Fund, Class III (a)	631,258	18,338,057
MML Focused Equity Fund, Class II (a)	327,311	3,924,458
MML Foreign Fund, Initial Class (a)	1,607,124	17,614,084
MML Fundamental Growth Fund, Class II (a)	1,205,315	14,716,894
MML Fundamental Value Fund, Class II (a)	1,354,929	19,781,958
MML Global Fund, Class I (a)	1,456,083	18,201,042
MML Income & Growth Fund, Initial Class (a)	1,679,286	20,151,434
MML International Equity Fund, Class II (a)	1,288,818	15,104,942
MML Large Cap Growth Fund, Initial Class (a)	630,484	6,342,666
MML Mid Cap Growth Fund, Initial Class (a)	966,509	14,990,553
MML Mid Cap Value Fund, Initial Class (a)	1,466,445	17,010,758
MML Small Cap Growth Equity Fund, Initial Class (a)	312,333	4,440,832
MML Small Company Value Fund, Class II (a)	445,779	7,275,111
MML Small/Mid Cap Value Fund, Initial Class (a)	361,067	4,758,861
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	65,835	5,192,390
Oppenheimer Global Fund/VA, Non-Service Shares (a)	267,782	11,833,283
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	4,313,182	42,312,314
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	5,893,375	14,733,437
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	139,823	4,418,402

		299,706,247

Fixed Income Funds — 50.3%
MML Dynamic Bond Fund, Class II (a)	6,661,593	67,215,473
MML High Yield Fund, Class II (a)	1,565,870	16,222,418
MML Inflation-Protected and Income Fund, Initial Class (a)	2,168,985	22,167,023

	Number of Shares	Value
MML Managed Bond Fund, Initial Class (a)	8,343,120	$104,696,857
MML Short-Duration Bond Fund, Class II (a)	2,938,087	28,910,781
MML Total Return Bond Fund, Class II (a)	6,089,175	62,901,174

		302,113,726

TOTAL MUTUAL FUNDS (Cost $597,567,460)		601,819,973

TOTAL LONG-TERM INVESTMENTS (Cost $597,567,460)		601,819,973

TOTAL INVESTMENTS — 100.1% (Cost $597,567,460) (b)		601,819,973

Other Assets/(Liabilities) — (0.1)%		(437,718)

NET ASSETS — 100.0%		$601,382,255

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Basic Materials — 0.3%
Chemicals — 0.3%
DowDuPont, Inc.	384	$26,585
The Sherwin-Williams Co.	3,100	1,109,924

		1,136,509

		1,136,509

Communications — 31.3%
Internet — 31.3%
Alibaba Group Holding Ltd. Sponsored ADR (a)	82,046	14,170,165
Alphabet, Inc. Class A (a)	7,260	7,069,207
Alphabet, Inc. Class C (a)	16,256	15,591,292
Amazon.com, Inc. (a)	29,800	28,648,230
Ctrip.com International Ltd. ADR (a)	36,340	1,916,572
Facebook, Inc. Class A (a)	118,876	20,312,342
Netflix, Inc. (a)	21,000	3,808,350
The Priceline Group, Inc. (a)	8,310	15,214,114
Symantec Corp.	19,200	629,952
Tencent Holdings Ltd.	181,100	7,829,342

		115,189,566

Media — 0.0%
Charter Communications, Inc. Class A (a)	132	47,971

		115,237,537

Consumer, Cyclical — 9.2%
Airlines — 2.3%
Alaska Air Group, Inc.	31,300	2,387,251
American Airlines Group, Inc.	118,000	5,603,820
Delta Air Lines, Inc.	2,100	101,262
United Continental Holdings, Inc. (a)	6,400	389,632

		8,481,965

Auto Manufacturers — 1.1%
Ferrari NV	10,700	1,182,136
Tesla, Inc. (a)	7,702	2,627,152

		3,809,288

Auto Parts & Equipment — 0.3%
Delphi Automotive PLC	11,800	1,161,120

Leisure Time — 0.5%
Norwegian Cruise Line Holdings Ltd. (a)	400	21,620
Royal Caribbean Cruises Ltd.	15,400	1,825,516

		1,847,136

	Number of Shares	Value
Lodging — 1.4%
Hilton Worldwide Holdings, Inc.	18,076	$1,255,378
Marriott International, Inc. Class A	30,587	3,372,523
MGM Resorts International	18,000	586,620

		5,214,521

Retail — 3.6%
Coach, Inc.	2,100	84,588
Costco Wholesale Corp.	300	49,287
Dollar General Corp.	12,900	1,045,545
The Home Depot, Inc.	23,400	3,827,304
Lowe’s Cos., Inc.	1,000	79,940
McDonald’s Corp.	10,800	1,692,144
O’Reilly Automotive, Inc. (a)	1,244	267,920
Ross Stores, Inc.	34,100	2,201,837
Starbucks Corp.	9,500	510,245
Walgreens Boots Alliance, Inc.	6,700	517,374
Yum! Brands, Inc.	40,900	3,010,649

		13,286,833

		33,800,863

Consumer, Non-cyclical — 21.1%
Agriculture — 1.0%
Philip Morris International, Inc.	32,072	3,560,313

Beverages — 0.2%
Constellation Brands, Inc. Class A	3,600	718,020
Monster Beverage Corp. (a)	3,100	171,275

		889,295

Biotechnology — 5.1%
Alexion Pharmaceuticals, Inc. (a)	38,195	5,358,377
Biogen, Inc. (a)	11,300	3,538,256
Celgene Corp. (a)	27,400	3,995,468
Illumina, Inc. (a)	826	164,539
Regeneron Pharmaceuticals, Inc. (a)	200	89,424
Vertex Pharmaceuticals, Inc. (a)	36,200	5,503,848

		18,649,912

Commercial Services — 2.7%
Cintas Corp.	2,600	375,128
Equifax, Inc.	5,698	603,931
FleetCor Technologies, Inc. (a)	3,100	479,787
Global Payments, Inc.	18,900	1,796,067
IHS Markit Ltd. (a)	11,448	504,628
PayPal Holdings, Inc. (a)	74,200	4,751,026
S&P Global, Inc.	6,100	953,491
Vantiv, Inc. Class A (a)	5,100	359,397

		9,823,455

Health Care – Products — 6.6%
Becton, Dickinson & Co.	23,916	4,686,340
Danaher Corp.	53,960	4,628,689
Intuitive Surgical, Inc. (a)	5,360	5,605,917
Stryker Corp.	37,230	5,287,404

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Thermo Fisher Scientific, Inc.	20,671	$3,910,953

		24,119,303

Health Care – Services — 5.3%
Aetna, Inc.	20,939	3,329,510
Cigna Corp.	20,200	3,776,188
Humana, Inc.	11,500	2,801,745
UnitedHealth Group, Inc.	49,700	9,733,745

		19,641,188

Pharmaceuticals — 0.2%
Allergan PLC	754	154,532
Merck & Co., Inc.	2,700	172,881
Shire PLC ADR	319	48,852
Zoetis, Inc.	8,000	510,080

		886,345

		77,569,811

Financial — 16.8%
Banks — 4.9%
The Bank of New York Mellon Corp.	6,800	360,536
Citigroup, Inc.	15,700	1,142,018
Citizens Financial Group, Inc.	3,000	113,610
First Republic Bank	16,069	1,678,568
JP Morgan Chase & Co.	25,500	2,435,505
Morgan Stanley	173,600	8,362,312
State Street Corp.	39,000	3,726,060

		17,818,609

Diversified Financial Services — 9.1%
American Express Co.	800	72,368
Ameriprise Financial, Inc.	200	29,702
The Charles Schwab Corp.	39,100	1,710,234
CME Group, Inc.	200	27,136
Intercontinental Exchange, Inc.	63,900	4,389,930
Mastercard, Inc. Class A	70,400	9,940,480
TD Ameritrade Holding Corp.	105,500	5,148,400
Visa, Inc. Class A	115,720	12,178,373

		33,496,623

Insurance — 0.9%
Chubb Ltd.	500	71,275
Marsh & McLennan Cos., Inc.	10,300	863,243
The Progressive Corp.	9,200	445,464
Willis Towers Watson PLC	12,293	1,895,949

		3,275,931

Real Estate Investment Trusts (REITS) — 1.9%
American Tower Corp.	41,970	5,736,459
Equinix, Inc.	2,509	1,119,767
SBA Communications Corp. (a)	1,400	201,670

		7,057,896

		61,649,059

	Number of Shares	Value
Industrial — 5.7%
Aerospace & Defense — 3.0%
The Boeing Co.	36,900	$9,380,349
Harris Corp.	3,700	487,216
Northrop Grumman Corp.	3,000	863,160
Raytheon Co.	300	55,974
Rockwell Collins, Inc.	3,400	444,414

		11,231,113

Electronics — 1.4%
Agilent Technologies, Inc.	2,600	166,920
Fortive Corp.	35,680	2,525,787
Honeywell International, Inc.	16,200	2,296,188

		4,988,895

Hand & Machine Tools — 0.3%
Stanley Black & Decker, Inc.	6,600	996,402

Machinery – Diversified — 0.5%
Roper Technologies, Inc.	8,100	1,971,540

Miscellaneous – Manufacturing — 0.0%
Textron, Inc.	700	37,716

Packaging & Containers — 0.3%
Ball Corp.	22,616	934,041

Transportation — 0.2%
Canadian Pacific Railway Ltd.	3,600	604,908
CSX Corp.	1,600	86,816
FedEx Corp.	600	135,348
Union Pacific Corp.	400	46,388

		873,460

		21,033,167

Technology — 15.3%
Computers — 1.8%
Apple, Inc.	41,867	6,452,542

Semiconductors — 1.9%
Analog Devices, Inc.	6,600	568,722
ASML Holding NV	400	68,480
Broadcom Ltd.	13,400	3,250,036
KLA-Tencor Corp.	3,200	339,200
Lam Research Corp.	1,900	351,576
Microchip Technology, Inc.	16,400	1,472,392
Xilinx, Inc.	14,300	1,012,869

		7,063,275

Software — 11.6%
Activision Blizzard, Inc.	8,000	516,080
Electronic Arts, Inc. (a)	25,900	3,057,754
Fidelity National Information Services, Inc.	22,050	2,059,250
Fiserv, Inc. (a)	27,240	3,512,870
Intuit, Inc.	22,000	3,127,080
Microsoft Corp.	194,700	14,503,203
Red Hat, Inc. (a)	24,348	2,699,219

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
salesforce.com, Inc. (a)	66,000	$6,165,720
ServiceNow, Inc. (a)	44,950	5,282,974
Workday, Inc. Class A (a)	17,200	1,812,708

		42,736,858

		56,252,675

Utilities — 0.1%
Electric — 0.1%
NextEra Energy, Inc.	2,600	381,030

TOTAL COMMON STOCK (Cost $219,193,199)		367,060,651

TOTAL EQUITIES (Cost $219,193,199)		367,060,651

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
T. Rowe Price Reserve Investment Fund	1,025	1,025

TOTAL MUTUAL FUNDS (Cost $1,025)		1,025

TOTAL LONG-TERM INVESTMENTS (Cost $219,194,224)		367,061,676

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (b)	$975,224	975,224

TOTAL SHORT-TERM INVESTMENTS (Cost $975,224)		975,224

TOTAL INVESTMENTS — 100.1% (Cost $220,169,448) (c)		368,036,900

Other Assets/(Liabilities) — (0.1)%		(252,951)

NET ASSETS — 100.0%		$367,783,949

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $975,228. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $997,757.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Conservative Allocation Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 39.9%
MML Blue Chip Growth Fund, Initial Class (a)	713,309	$11,605,538
MML Equity Income Fund, Initial Class (a)	1,080,361	12,791,477
MML Equity Index Fund, Class III (a)	439,521	12,768,087
MML Focused Equity Fund, Class II (a)	202,468	2,427,589
MML Foreign Fund, Initial Class (a)	914,414	10,021,975
MML Fundamental Growth Fund, Class II (a)	708,965	8,656,461
MML Fundamental Value Fund, Class II (a)	863,070	12,600,822
MML Global Fund, Class I (a)	1,009,799	12,622,490
MML Income & Growth Fund, Initial Class (a)	1,098,452	13,181,426
MML International Equity Fund, Class II (a)	697,769	8,177,848
MML Large Cap Growth Fund, Initial Class (a)	404,853	4,072,820
MML Mid Cap Growth Fund, Initial Class (a)	522,356	8,101,741
MML Mid Cap Value Fund, Initial Class (a)	869,629	10,087,700
MML Small Cap Growth Equity Fund, Initial Class (a)	170,052	2,417,838
MML Small Company Value Fund, Class II (a)	299,332	4,885,093
MML Small/Mid Cap Value Fund, Initial Class (a)	187,215	2,467,490
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	35,645	2,811,340
Oppenheimer Global Fund/VA, Non-Service Shares (a)	181,297	8,011,534
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	3,162,822	31,027,282
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	2,826,476	7,066,189
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	87,544	2,766,381

		188,569,121

Fixed Income Funds — 60.2%
MML Dynamic Bond Fund, Class II (a)	6,699,682	67,599,792
MML High Yield Fund, Class II (a)	1,380,354	14,300,471
MML Inflation-Protected and Income Fund, Initial Class (a)	1,968,031	20,113,281

	Number of Shares	Value
MML Managed Bond Fund, Initial Class (a)	7,859,479	$98,627,701
MML Short-Duration Bond Fund, Class II (a)	2,540,755	25,001,024
MML Total Return Bond Fund, Class II (a)	5,747,606	59,372,770

		285,015,039

TOTAL MUTUAL FUNDS (Cost $470,017,541)		473,584,160

TOTAL LONG-TERM INVESTMENTS (Cost $470,017,541)		473,584,160

TOTAL INVESTMENTS — 100.1% (Cost $470,017,541) (b)		473,584,160

Other Assets/(Liabilities) — (0.1)%		(354,297)

NET ASSETS — 100.0%		$473,229,863

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 96.3%
Basic Materials — 4.5%
Chemicals — 3.0%
Akzo Nobel NV	11,920	$1,100,744
CF Industries Holdings, Inc.	140,900	4,954,044
DowDuPont, Inc.	137,815	9,540,932

		15,595,720

Forest Products & Paper — 1.0%
International Paper Co.	89,800	5,102,436

Iron & Steel — 0.5%
Nucor Corp.	50,400	2,824,416

		23,522,572

Communications — 8.0%
Media — 3.7%
Comcast Corp. Class A	167,200	6,433,856
News Corp. Class A	302,100	4,005,846
Time Warner, Inc.	2,333	239,016
Twenty-First Century Fox, Inc. Class B	263,700	6,800,823
The Walt Disney Co.	15,900	1,567,263

		19,046,804

Telecommunications — 4.3%
CenturyLink, Inc.	88,905	1,680,305
Cisco Systems, Inc.	203,700	6,850,431
Telefonica SA	195,228	2,123,656
Verizon Communications, Inc.	204,835	10,137,284
Vodafone Group PLC	470,958	1,319,187

		22,110,863

		41,157,667

Consumer, Cyclical — 5.3%
Airlines — 0.7%
Delta Air Lines, Inc.	36,300	1,750,386
Southwest Airlines Co.	35,100	1,964,898

		3,715,284

Auto Manufacturers — 0.3%
Ford Motor Co.	137,300	1,643,481

Auto Parts & Equipment — 0.7%
Adient PLC	43,981	3,693,964

Lodging — 1.0%
Las Vegas Sands Corp.	79,700	5,113,552

Retail — 2.1%
Kohl’s Corp.	81,900	3,738,735
L Brands, Inc.	27,900	1,160,919
Macy’s, Inc.	33,300	726,606
Wal-Mart Stores, Inc.	66,000	5,157,240

		10,783,500

	Number of Shares	Value
Toys, Games & Hobbies — 0.5%
Mattel, Inc.	154,600	$2,393,208

		27,342,989

Consumer, Non-cyclical — 16.8%
Agriculture — 1.5%
Archer-Daniels-Midland Co.	112,400	4,778,124
Philip Morris International, Inc.	29,600	3,285,896

		8,064,020

Beverages — 1.5%
Diageo PLC	73,736	2,424,031
PepsiCo, Inc.	47,600	5,304,068

		7,728,099

Biotechnology — 1.1%
Gilead Sciences, Inc.	73,400	5,946,868

Cosmetics & Personal Care — 0.4%
Coty, Inc. Class A	128,473	2,123,659

Foods — 1.7%
The Hershey Co.	4,000	436,680
Kellogg Co.	31,000	1,933,470
Tyson Foods, Inc. Class A	89,200	6,284,140

		8,654,290

Health Care – Products — 1.9%
Becton, Dickinson & Co.	19,900	3,899,405
Medtronic PLC	73,800	5,739,426

		9,638,831

Health Care – Services — 1.6%
Anthem, Inc.	43,700	8,297,756

Household Products & Wares — 0.7%
Kimberly-Clark Corp.	32,400	3,812,832

Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	76,700	4,888,858
GlaxoSmithKline PLC	169,406	3,379,416
GlaxoSmithKline PLC Sponsored ADR	39,800	1,615,880
Johnson & Johnson	76,800	9,984,768
Merck & Co., Inc.	76,400	4,891,892
Pfizer, Inc.	228,254	8,148,668

		32,909,482

		87,175,837

Energy — 9.7%
Oil & Gas — 9.4%
Apache Corp.	87,886	4,025,179
Canadian Natural Resources Ltd.	61,200	2,049,588
Chevron Corp.	49,100	5,769,250
EQT Corp.	11,280	735,907
Exxon Mobil Corp.	164,700	13,502,106
Hess Corp.	118,100	5,537,709

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Occidental Petroleum Corp.	94,000	$6,035,740
Royal Dutch Shell PLC A Shares Sponsored ADR	21,400	1,296,412
Total SA	185,178	9,959,499

		48,911,390

Pipelines — 0.3%
TransCanada Corp.	26,500	1,309,895

		50,221,285

Financial — 28.3%
Banks — 18.2%
Bank of America Corp.	57,077	1,446,331
The Bank of New York Mellon Corp.	86,100	4,565,022
Citigroup, Inc.	115,700	8,416,018
Fifth Third Bancorp	232,000	6,491,360
JP Morgan Chase & Co.	196,700	18,786,817
KeyCorp	209,300	3,939,026
Morgan Stanley	232,600	11,204,342
Northern Trust Corp.	46,600	4,283,938
The PNC Financial Services Group, Inc.	37,400	5,040,398
Royal Bank of Scotland Group PLC (a)	145,151	521,958
State Street Corp.	95,900	9,162,286
US Bancorp	133,000	7,127,470
Wells Fargo & Co.	243,800	13,445,570

		94,430,536

Diversified Financial Services — 1.5%
American Express Co.	20,500	1,854,430
Ameriprise Financial, Inc.	38,100	5,658,231

		7,512,661

Insurance — 6.5%
American International Group, Inc.	86,000	5,279,540
Brighthouse Financial, Inc. (a)	38,686	2,352,109
Chubb Ltd.	26,443	3,769,450
Loews Corp.	159,700	7,643,242
Marsh & McLennan Cos., Inc.	41,900	3,511,639
MetLife, Inc.	148,300	7,704,185
Willis Towers Watson PLC	13,156	2,029,050
XL Group Ltd.	37,770	1,490,026

		33,779,241

Real Estate Investment Trusts (REITS) — 2.1%
Equity Residential	49,100	3,237,163
Rayonier, Inc.	143,041	4,132,455
Weyerhaeuser Co.	105,271	3,582,372

		10,951,990

		146,674,428

	Number of Shares	Value
Industrial — 11.6%
Aerospace & Defense — 3.4%
The Boeing Co.	33,800	$8,592,298
Harris Corp.	64,735	8,524,305
United Technologies Corp.	5,394	626,135

		17,742,738

Building Materials — 2.3%
Johnson Controls International PLC	199,815	8,050,547
Vulcan Materials Co.	30,800	3,683,680

		11,734,227

Electrical Components & Equipment — 1.0%
Emerson Electric Co.	80,100	5,033,484

Electronics — 0.4%
TE Connectivity Ltd.	23,600	1,960,216

Environmental Controls — 0.1%
Stericycle, Inc. (a)	9,500	680,390

Machinery – Diversified — 0.5%
Flowserve Corp.	62,992	2,682,829

Miscellaneous – Manufacturing — 2.5%
General Electric Co.	207,000	5,005,260
Illinois Tool Works, Inc.	32,600	4,823,496
Pentair PLC	47,000	3,194,120

		13,022,876

Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	10,700	814,270
United Parcel Service, Inc. Class B	51,900	6,232,671

		7,046,941

		59,903,701

Technology — 6.4%
Computers — 0.9%
Apple, Inc.	10,500	1,618,260
Hewlett Packard Enterprise Co.	51,200	753,152
Western Digital Corp.	25,000	2,160,000

		4,531,412

Semiconductors — 3.4%
Analog Devices, Inc.	16,657	1,435,333
Applied Materials, Inc.	97,800	5,094,402
QUALCOMM, Inc.	149,000	7,724,160
Texas Instruments, Inc.	36,673	3,287,368

		17,541,263

Software — 2.1%
CA, Inc.	26,700	891,246
Microsoft Corp.	137,400	10,234,926

		11,126,172

		33,198,847

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 5.7%
Electric — 4.7%
Edison International	61,100	$4,715,087
Exelon Corp.	102,600	3,864,942
PG&E Corp.	98,000	6,672,820
The Southern Co.	158,627	7,794,931
Westar Energy, Inc.	1,792	88,883
Xcel Energy, Inc.	24,229	1,146,516

		24,283,179

Gas — 1.0%
NiSource, Inc.	202,200	5,174,298

		29,457,477

TOTAL COMMON STOCK (Cost $387,451,599)		498,654,803

PREFERRED STOCK — 1.5%

Consumer, Non-cyclical — 0.7%
Health Care – Products — 0.7%
Becton Dickinson and Co. Convertible 6.125%	63,549	3,511,718

Utilities — 0.8%
Electric — 0.8%
DTE Energy Co. Convertible 6.500%	15,505	844,247
NextEra Energy, Inc. Convertible 6.123%	64,753	3,579,546

		4,423,793

TOTAL PREFERRED STOCK (Cost $7,120,268)		7,935,511

TOTAL EQUITIES (Cost $394,571,867)		506,590,314

	Principal Amount
BONDS & NOTES — 0.2%

CORPORATE DEBT — 0.2%
Computers — 0.2%
Western Digital Corp. 10.500% 4/01/24	$695,000	816,625

TOTAL CORPORATE DEBT (Cost $683,554)		816,625

TOTAL BONDS & NOTES (Cost $683,554)		816,625

	Number of Shares	Value
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
T. Rowe Price Reserve Investment Fund	1,025	$1,025

TOTAL MUTUAL FUNDS (Cost $1,025)		1,025

TOTAL LONG-TERM INVESTMENTS (Cost $395,256,446)		507,407,964

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (b)	$10,191,767	10,191,767

TOTAL SHORT-TERM INVESTMENTS (Cost $10,191,767)		10,191,767

TOTAL INVESTMENTS — 100.0% (Cost $405,448,213) (c)		517,599,731

Other Assets/(Liabilities) — (0.0)%		(14,084)

NET ASSETS — 100.0%		$517,585,647

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $10,191,810. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $10,396,844.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Basic Materials — 2.4%
Chemicals — 2.0%
Air Products & Chemicals, Inc.	7,266	$1,098,765
Albemarle Corp.	3,667	499,849
CF Industries Holdings, Inc.	7,717	271,330
DowDuPont, Inc.	77,535	5,367,748
Eastman Chemical Co.	4,777	432,271
FMC Corp.	4,429	395,554
International Flavors & Fragrances, Inc.	2,590	370,137
LyondellBasell Industries NV Class A	10,793	1,069,047
Monsanto Co.	14,603	1,749,731
The Mosaic Co.	11,736	253,380
PPG Industries, Inc.	8,545	928,500
Praxair, Inc.	9,526	1,331,163
The Sherwin-Williams Co.	2,735	979,239

		14,746,714

Forest Products & Paper — 0.1%
International Paper Co.	13,632	774,570

Iron & Steel — 0.1%
Nucor Corp.	10,551	591,278

Mining — 0.2%
Freeport-McMoRan, Inc. (a)	44,719	627,855
Newmont Mining Corp.	17,848	669,478

		1,297,333

		17,409,895

Communications — 13.4%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	12,950	269,231
Omnicom Group, Inc.	7,688	569,450

		838,681

Internet — 7.5%
Alphabet, Inc. Class A (a)	9,904	9,643,723
Alphabet, Inc. Class C (a)	10,028	9,617,955
Amazon.com, Inc. (a)	13,249	12,736,926
eBay, Inc. (a)	33,056	1,271,334
Expedia, Inc.	4,067	585,404
F5 Networks, Inc. (a)	2,077	250,403
Facebook, Inc. Class A (a)	78,755	13,456,867
Netflix, Inc. (a)	14,363	2,604,730
The Priceline Group, Inc. (a)	1,630	2,984,236
Symantec Corp.	20,514	673,064
TripAdvisor, Inc. (a)	3,592	145,584
VeriSign, Inc. (a)	2,897	308,212

		54,278,438

	Number of Shares	Value
Media — 2.7%
CBS Corp. Class B	12,119	$702,902
Charter Communications, Inc. Class A (a)	6,686	2,429,826
Comcast Corp. Class A	156,341	6,016,002
Discovery Communications, Inc. Class A (a)	5,118	108,962
Discovery Communications, Inc. Class C (a)	6,520	132,095
DISH Network Corp. Class A (a)	7,504	406,942
News Corp. Class A	13,028	172,751
News Corp. Class B	3,915	53,440
Scripps Networks Interactive, Inc. Class A	3,150	270,554
Time Warner, Inc.	25,852	2,648,537
Twenty-First Century Fox, Inc. Class A	35,077	925,331
Twenty-First Century Fox, Inc. Class B	14,642	377,617
Viacom, Inc. Class B	11,791	328,262
The Walt Disney Co.	51,305	5,057,134

		19,630,355

Telecommunications — 3.1%
AT&T, Inc.	204,164	7,997,104
CenturyLink, Inc.	18,117	342,411
Cisco Systems, Inc.	166,051	5,584,295
Juniper Networks, Inc.	12,727	354,192
Level 3 Communications, Inc. (a)	9,667	515,155
Motorola Solutions, Inc.	5,376	456,261
Verizon Communications, Inc.	135,552	6,708,469

		21,957,887

		96,705,361

Consumer, Cyclical — 8.5%
Airlines — 0.5%
Alaska Air Group, Inc.	4,104	313,012
American Airlines Group, Inc.	14,424	684,996
Delta Air Lines, Inc.	22,136	1,067,398
Southwest Airlines Co.	18,289	1,023,818
United Continental Holdings, Inc. (a)	8,601	523,629

		3,612,853

Apparel — 0.5%
Hanesbrands, Inc.	12,076	297,553
Michael Kors Holdings Ltd. (a)	4,938	236,283
NIKE, Inc. Class B	43,702	2,265,949
Ralph Lauren Corp.	1,791	158,127
Under Armour, Inc. Class A (a)	6,340	104,483
Under Armour, Inc. Class C (a)	6,326	95,017
VF Corp.	10,906	693,294

		3,850,706

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.6%
Ford Motor Co.	130,066	$1,556,890
General Motors Co.	43,605	1,760,770
PACCAR, Inc.	11,753	850,212

		4,167,872

Auto Parts & Equipment — 0.2%
BorgWarner, Inc.	6,641	340,218
Delphi Automotive PLC	8,864	872,218
The Goodyear Tire & Rubber Co.	8,259	274,612

		1,487,048

Distribution & Wholesale — 0.2%
Fastenal Co.	9,562	435,836
LKQ Corp. (a)	10,367	373,108
W.W. Grainger, Inc.	1,750	314,563

		1,123,507

Home Builders — 0.1%
D.R. Horton, Inc.	11,334	452,567
Lennar Corp. Class A	6,792	358,617
PulteGroup, Inc.	9,048	247,282

		1,058,466

Home Furnishing — 0.1%
Leggett & Platt, Inc.	4,420	210,967
Whirlpool Corp.	2,434	448,927

		659,894

Housewares — 0.1%
Newell Brands, Inc.	16,314	696,118

Leisure Time — 0.2%
Carnival Corp.	13,533	873,826
Harley-Davidson, Inc.	5,745	276,966
Royal Caribbean Cruises Ltd.	5,713	677,219

		1,828,011

Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	6,812	473,093
Marriott International, Inc. Class A	10,425	1,149,460
MGM Resorts International	17,207	560,776
Wyndham Worldwide Corp.	3,426	361,135
Wynn Resorts Ltd.	2,629	391,511

		2,935,975

Retail — 5.4%
Advance Auto Parts, Inc.	2,456	243,635
AutoZone, Inc. (a)	923	549,286
Best Buy Co., Inc.	8,820	502,387
CarMax, Inc. (a)	6,021	456,452
Chipotle Mexican Grill, Inc. (a)	835	257,038
Coach, Inc.	9,350	376,618
Costco Wholesale Corp.	14,581	2,395,512
CVS Health Corp.	33,738	2,743,574
Darden Restaurants, Inc.	4,157	327,488
Dollar General Corp.	8,641	700,353

	Number of Shares	Value
Dollar Tree, Inc. (a)	7,920	$687,614
Foot Locker, Inc.	4,372	153,982
The Gap, Inc.	7,404	218,640
Genuine Parts Co.	4,930	471,554
The Home Depot, Inc.	39,172	6,406,972
Kohl’s Corp.	5,567	254,134
L Brands, Inc.	8,306	345,613
Lowe’s Cos., Inc.	28,052	2,242,477
Macy’s, Inc.	10,280	224,310
McDonald’s Corp.	26,916	4,217,199
Nordstrom, Inc.	3,919	184,781
O’Reilly Automotive, Inc. (a)	2,926	630,173
PVH Corp.	2,539	320,066
Ross Stores, Inc.	12,976	837,860
Signet Jewelers Ltd.	2,012	133,899
Starbucks Corp.	47,953	2,575,556
Target Corp.	18,137	1,070,264
Tiffany & Co.	3,388	310,951
The TJX Cos., Inc.	21,131	1,557,989
Tractor Supply Co.	4,126	261,135
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,943	439,235
Wal-Mart Stores, Inc.	48,640	3,800,730
Walgreens Boots Alliance, Inc.	30,588	2,362,005
Yum! Brands, Inc.	11,475	844,675

		39,104,157

Textiles — 0.1%
Mohawk Industries, Inc. (a)	2,084	515,811

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,754	366,653
Mattel, Inc.	11,317	175,187

		541,840

		61,582,258

Consumer, Non-cyclical — 22.4%
Agriculture — 1.5%
Altria Group, Inc.	63,772	4,044,420
Archer-Daniels-Midland Co.	18,706	795,192
Philip Morris International, Inc.	51,582	5,726,118

		10,565,730

Beverages — 2.0%
Brown-Forman Corp. Class B	6,511	353,547
The Coca-Cola Co.	127,542	5,740,665
Constellation Brands, Inc. Class A	5,734	1,143,646
Dr. Pepper Snapple Group, Inc.	6,088	538,605
Molson Coors Brewing Co. Class B	6,101	498,086
Monster Beverage Corp. (a)	13,774	761,014
PepsiCo, Inc.	47,432	5,285,348

		14,320,911

Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc. (a)	7,432	1,042,635

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Amgen, Inc.	24,245	$4,520,480
Biogen, Inc. (a)	7,025	2,199,668
Celgene Corp. (a)	25,957	3,785,050
Gilead Sciences, Inc.	43,342	3,511,569
Illumina, Inc. (a)	4,869	969,905
Incyte Corp. (a)	5,706	666,119
Regeneron Pharmaceuticals, Inc. (a)	2,553	1,141,497
Vertex Pharmaceuticals, Inc. (a)	8,375	1,273,335

		19,110,258

Commercial Services — 1.7%
Automatic Data Processing, Inc.	14,762	1,613,782
Cintas Corp.	2,810	405,427
Ecolab, Inc.	8,676	1,115,820
Equifax, Inc.	3,969	420,674
Gartner, Inc. (a)	2,993	372,359
Global Payments, Inc.	5,110	485,603
H&R Block, Inc.	7,043	186,499
IHS Markit Ltd. (a)	12,074	532,222
Moody’s Corp.	5,518	768,161
Nielsen Holdings PLC	11,132	461,421
PayPal Holdings, Inc. (a)	37,556	2,404,711
Quanta Services, Inc. (a)	5,077	189,727
Robert Half International, Inc.	4,296	216,261
S&P Global, Inc.	8,531	1,333,481
Total System Services, Inc.	5,620	368,110
United Rentals, Inc. (a)	2,825	391,940
Verisk Analytics, Inc. (a)	5,162	429,427
The Western Union Co.	15,524	298,061

		11,993,686

Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	29,313	2,135,452
Coty, Inc. Class A	15,568	257,339
The Estee Lauder Cos., Inc. Class A	7,468	805,349
The Procter & Gamble Co.	84,747	7,710,282

		10,908,422

Foods — 1.3%
Campbell Soup Co.	6,461	302,504
Conagra Brands, Inc.	13,835	466,793
General Mills, Inc.	19,120	989,651
The Hershey Co.	4,718	515,064
Hormel Foods Corp.	8,936	287,203
The J.M. Smucker Co.	3,762	394,747
Kellogg Co.	8,224	512,931
The Kraft Heinz Co.	19,881	1,541,771
The Kroger Co.	29,854	598,871
McCormick & Co., Inc.	3,962	406,660
Mondelez International, Inc. Class A	50,112	2,037,554
Sysco Corp.	16,118	869,566
Tyson Foods, Inc. Class A	9,629	678,363

		9,601,678

	Number of Shares	Value
Health Care – Products — 3.2%
Abbott Laboratories	57,818	$3,085,169
Align Technology, Inc. (a)	2,393	445,744
Baxter International, Inc.	16,623	1,043,093
Becton, Dickinson & Co.	7,551	1,479,618
Boston Scientific Corp. (a)	45,492	1,327,002
C.R. Bard, Inc.	2,417	774,649
The Cooper Cos., Inc.	1,642	389,335
Danaher Corp.	20,294	1,740,819
DENTSPLY SIRONA, Inc.	7,643	457,128
Edwards Lifesciences Corp. (a)	7,056	771,291
Henry Schein, Inc. (a)	5,322	436,351
Hologic, Inc. (a)	9,278	340,410
IDEXX Laboratories, Inc. (a)	2,905	451,698
Intuitive Surgical, Inc. (a)	1,238	1,294,799
Medtronic PLC	45,006	3,500,117
Patterson Cos., Inc.	2,640	102,036
ResMed, Inc.	4,719	363,174
Stryker Corp.	10,679	1,516,632
Thermo Fisher Scientific, Inc.	13,284	2,513,333
Varian Medical Systems, Inc. (a)	3,090	309,185
Zimmer Biomet Holdings, Inc.	6,722	787,079

		23,128,662

Health Care – Services — 2.2%
Aetna, Inc.	11,029	1,753,721
Anthem, Inc.	8,731	1,657,842
Centene Corp. (a)	5,690	550,621
Cigna Corp.	8,370	1,564,688
DaVita, Inc. (a)	5,135	304,968
Envision Healthcare Corp. (a)	4,080	183,396
HCA Healthcare, Inc. (a)	9,560	760,880
Humana, Inc.	4,790	1,166,988
Laboratory Corp. of America Holdings (a)	3,408	514,506
Quest Diagnostics, Inc.	4,496	421,005
Quintiles IMS Holdings, Inc. (a)	5,027	477,917
UnitedHealth Group, Inc.	32,134	6,293,444
Universal Health Services, Inc. Class B	2,907	322,503

		15,972,479

Household Products & Wares — 0.4%
Avery Dennison Corp.	2,963	291,382
Church & Dwight Co., Inc.	8,366	405,333
The Clorox Co.	4,263	562,332
Kimberly-Clark Corp.	11,706	1,377,562

		2,636,609

Pharmaceuticals — 6.0%
AbbVie, Inc.	52,977	4,707,536
Allergan PLC	11,108	2,276,585
AmerisourceBergen Corp.	5,399	446,767
Bristol-Myers Squibb Co.	54,488	3,473,065

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cardinal Health, Inc.	10,476	$701,054
Eli Lilly & Co.	32,190	2,753,533
Express Scripts Holding Co. (a)	19,219	1,216,947
Johnson & Johnson	89,180	11,594,292
McKesson Corp.	6,963	1,069,586
Merck & Co., Inc.	90,907	5,820,775
Mylan NV (a)	17,830	559,327
Perrigo Co. PLC	4,407	373,052
Pfizer, Inc.	198,328	7,080,310
Zoetis, Inc.	16,367	1,043,560

		43,116,389

		161,354,824

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	10,713	270,503

Energy — 6.1%
Oil & Gas — 4.9%
Anadarko Petroleum Corp.	18,727	914,814
Andeavor	4,802	495,326
Apache Corp.	12,562	575,340
Cabot Oil & Gas Corp.	15,212	406,921
Chesapeake Energy Corp. (a)	30,334	130,436
Chevron Corp.	62,957	7,397,447
Cimarex Energy Co.	3,165	359,766
Concho Resources, Inc. (a)	4,938	650,433
ConocoPhillips	40,458	2,024,923
Devon Energy Corp.	17,345	636,735
EOG Resources, Inc.	19,207	1,858,085
EQT Corp.	5,799	378,327
Exxon Mobil Corp.	140,826	11,544,915
Helmerich & Payne, Inc.	3,574	186,241
Hess Corp.	9,044	424,073
Marathon Oil Corp.	28,064	380,548
Marathon Petroleum Corp.	16,835	944,107
Newfield Exploration Co. (a)	6,525	193,597
Noble Energy, Inc.	16,207	459,631
Occidental Petroleum Corp.	25,479	1,636,007
Phillips 66	14,286	1,308,740
Pioneer Natural Resources Co.	5,684	838,617
Range Resources Corp.	7,540	147,558
Valero Energy Corp.	14,684	1,129,640

		35,022,227

Oil & Gas Services — 0.8%
Baker Hughes a GE Co.	14,186	519,491
Halliburton Co.	28,865	1,328,656
National Oilwell Varco, Inc.	12,498	446,554
Schlumberger Ltd.	46,189	3,222,145
TechnipFMC PLC (a)	14,650	409,028

		5,925,874

Pipelines — 0.4%
Kinder Morgan, Inc.	63,610	1,220,040

	Number of Shares	Value
ONEOK, Inc.	12,627	$699,662
The Williams Cos., Inc.	27,502	825,335

		2,745,037

		43,693,138

Financial — 18.7%
Banks — 7.8%
Bank of America Corp.	326,098	8,263,323
The Bank of New York Mellon Corp.	34,333	1,820,336
BB&T Corp.	26,886	1,262,029
Capital One Financial Corp.	16,097	1,362,772
Citigroup, Inc.	90,552	6,586,753
Citizens Financial Group, Inc.	16,658	630,838
Comerica, Inc.	5,872	447,799
Fifth Third Bancorp	24,511	685,818
The Goldman Sachs Group, Inc.	11,964	2,837,741
Huntington Bancshares, Inc.	35,920	501,443
JP Morgan Chase & Co.	116,940	11,168,939
KeyCorp	36,414	685,312
M&T Bank Corp.	5,046	812,608
Morgan Stanley	47,024	2,265,146
Northern Trust Corp.	7,173	659,414
The PNC Financial Services Group, Inc.	15,920	2,145,538
Regions Financial Corp.	39,331	599,011
State Street Corp.	12,423	1,186,893
SunTrust Banks, Inc.	15,882	949,267
US Bancorp	52,810	2,830,088
Wells Fargo & Co.	148,472	8,188,231
Zions Bancorp	6,735	317,757

		56,207,056

Diversified Financial Services — 3.6%
Affiliated Managers Group, Inc.	1,831	347,579
Alliance Data Systems Corp.	1,609	356,474
American Express Co.	24,377	2,205,143
Ameriprise Financial, Inc.	4,975	738,837
BlackRock, Inc.	4,117	1,840,669
CBOE Holdings, Inc.	3,747	403,290
The Charles Schwab Corp.	39,598	1,732,016
CME Group, Inc.	11,334	1,537,797
Discover Financial Services	12,404	799,810
E*TRADE Financial Corp. (a)	9,075	395,761
Franklin Resources, Inc.	10,929	486,450
Intercontinental Exchange, Inc.	19,553	1,343,291
Invesco Ltd.	13,575	475,668
Mastercard, Inc. Class A	31,028	4,381,154
Nasdaq, Inc.	3,915	303,687
Navient Corp.	8,795	132,101
Raymond James Financial, Inc.	4,271	360,173
Synchrony Financial	24,878	772,462
T. Rowe Price Group, Inc.	7,954	721,030
Visa, Inc. Class A	60,787	6,397,224

		25,730,616

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 4.3%
Aflac, Inc.	13,073	$1,064,011
The Allstate Corp.	11,977	1,100,806
American International Group, Inc.	30,039	1,844,094
Aon PLC	8,446	1,233,961
Arthur J Gallagher & Co.	5,983	368,254
Assurant, Inc.	1,812	173,082
Berkshire Hathaway, Inc. Class B (a)	63,923	11,718,364
Brighthouse Financial, Inc. (a)	3,266	198,573
Chubb Ltd.	15,495	2,208,812
Cincinnati Financial Corp.	5,016	384,075
Everest Re Group Ltd.	1,368	312,438
The Hartford Financial Services Group, Inc.	12,031	666,878
Lincoln National Corp.	7,427	545,736
Loews Corp.	9,160	438,398
Marsh & McLennan Cos., Inc.	16,968	1,422,088
MetLife, Inc.	35,335	1,835,653
Principal Financial Group, Inc.	8,863	570,245
The Progressive Corp.	19,436	941,091
Prudential Financial, Inc.	14,149	1,504,322
Torchmark Corp.	3,647	292,088
The Travelers Cos., Inc.	9,174	1,123,999
Unum Group	7,548	385,929
Willis Towers Watson PLC	4,463	688,329
XL Group Ltd.	8,489	334,891

		31,356,117

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	9,937	376,414

Real Estate Investment Trusts (REITS) — 2.9%
Alexandria Real Estate Equities, Inc.	3,138	373,328
American Tower Corp.	14,258	1,948,783
Apartment Investment & Management Co. Class A	5,197	227,940
AvalonBay Communities, Inc.	4,601	820,910
Boston Properties, Inc.	5,095	626,074
Crown Castle International Corp.	13,498	1,349,530
Digital Realty Trust, Inc.	6,796	804,171
Duke Realty Corp.	11,824	340,768
Equinix, Inc.	2,583	1,152,793
Equity Residential	12,272	809,093
Essex Property Trust, Inc.	2,208	560,898
Extra Space Storage, Inc.	4,237	338,621
Federal Realty Investment Trust	2,416	300,091
GGP, Inc.	20,837	432,785
HCP, Inc.	15,482	430,864
Host Hotels & Resorts, Inc.	24,514	453,264
Iron Mountain, Inc.	8,792	342,009
Kimco Realty Corp.	14,288	279,330
The Macerich Co.	3,631	199,596
Mid-America Apartment Communities, Inc.	3,787	404,755

	Number of Shares	Value
Prologis, Inc.	17,703	$1,123,432
Public Storage	4,989	1,067,596
Realty Income Corp.	9,056	517,913
Regency Centers Corp.	4,851	300,956
SBA Communications Corp. (a)	3,965	571,158
Simon Property Group, Inc.	10,320	1,661,623
SL Green Realty Corp.	3,281	332,431
UDR, Inc.	8,837	336,071
Ventas, Inc.	11,878	773,614
Vornado Realty Trust	5,701	438,293
Welltower, Inc.	12,322	865,990
Weyerhaeuser Co.	25,089	853,779

		21,038,459

Savings & Loans — 0.0%
People’s United Financial, Inc.	11,419	207,141

		134,915,803

Industrial — 10.2%
Aerospace & Defense — 2.5%
Arconic, Inc.	12,904	321,052
The Boeing Co.	18,464	4,693,733
General Dynamics Corp.	9,248	1,901,204
Harris Corp.	4,019	529,222
L3 Technologies, Inc.	2,615	492,744
Lockheed Martin Corp.	8,333	2,585,647
Northrop Grumman Corp.	5,800	1,668,776
Raytheon Co.	9,614	1,793,780
Rockwell Collins, Inc.	5,395	705,180
TransDigm Group, Inc.	1,588	405,972
United Technologies Corp.	24,687	2,865,667

		17,962,977

Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	5,051	339,579
Johnson Controls International PLC	30,978	1,248,103
Martin Marietta Materials, Inc.	2,101	433,289
Masco Corp.	10,671	416,276
Vulcan Materials Co.	4,377	523,489

		2,960,736

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	1,400	239,792
AMETEK, Inc.	7,679	507,121
Emerson Electric Co.	21,245	1,335,036

		2,081,949

Electronics — 1.3%
Agilent Technologies, Inc.	10,739	689,444
Allegion PLC	3,172	274,283
Amphenol Corp. Class A	10,097	854,610
Corning, Inc.	30,028	898,438
FLIR Systems, Inc.	4,646	180,776
Fortive Corp.	10,124	716,678

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Garmin Ltd.	3,657	$197,368
Honeywell International, Inc.	25,341	3,591,833
Mettler-Toledo International, Inc. (a)	854	534,741
PerkinElmer, Inc.	3,654	252,016
TE Connectivity Ltd.	11,772	977,782
Waters Corp. (a)	2,674	480,037

		9,648,006

Engineering & Construction — 0.1%
Fluor Corp.	4,573	192,523
Jacobs Engineering Group, Inc.	4,030	234,828

		427,351

Environmental Controls — 0.2%
Republic Services, Inc.	7,637	504,501
Stericycle, Inc. (a)	2,839	203,329
Waste Management, Inc.	13,471	1,054,375

		1,762,205

Hand & Machine Tools — 0.2%
Snap-on, Inc.	1,884	280,735
Stanley Black & Decker, Inc.	5,067	764,965

		1,045,700

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	19,686	2,455,041

Machinery – Diversified — 0.6%
Cummins, Inc.	5,232	879,133
Deere & Co.	10,632	1,335,273
Flowserve Corp.	4,341	184,883
Rockwell Automation, Inc.	4,251	757,571
Roper Technologies, Inc.	3,405	828,777
Xylem, Inc.	5,927	371,208

		4,356,845

Miscellaneous – Manufacturing — 2.4%
3M Co.	19,856	4,167,774
A.O. Smith Corp.	4,899	291,148
Dover Corp.	5,164	471,938
Eaton Corp. PLC	14,838	1,139,410
General Electric Co.	287,736	6,957,457
Illinois Tool Works, Inc.	10,283	1,521,473
Ingersoll-Rand PLC	8,413	750,187
Parker-Hannifin Corp.	4,419	773,413
Pentair PLC	5,463	371,265
Textron, Inc.	8,778	472,959

		16,917,024

Packaging & Containers — 0.2%
Ball Corp.	11,594	478,832
Packaging Corp. of America	3,133	359,293
Sealed Air Corp.	6,312	269,649
WestRock Co.	8,495	481,921

		1,589,695

	Number of Shares	Value
Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	4,721	$359,268
CSX Corp.	30,345	1,646,520
Expeditors International of Washington, Inc.	6,053	362,332
FedEx Corp.	8,196	1,848,854
J.B. Hunt Transport Services, Inc.	2,794	310,357
Kansas City Southern	3,513	381,793
Norfolk Southern Corp.	9,590	1,268,182
Union Pacific Corp.	26,599	3,084,686
United Parcel Service, Inc. Class B	22,844	2,743,336

		12,005,328

		73,212,857

Technology — 14.7%
Computers — 5.5%
Accenture PLC Class A	20,530	2,772,987
Apple, Inc.	171,656	26,455,623
Cognizant Technology Solutions Corp. Class A	19,570	1,419,608
CSRA, Inc.	5,470	176,517
DXC Technology Co.	9,438	810,535
Hewlett Packard Enterprise Co.	54,433	800,709
HP, Inc.	55,562	1,109,018
International Business Machines Corp.	28,810	4,179,755
NetApp, Inc.	8,944	391,389
Seagate Technology PLC	9,444	313,258
Western Digital Corp.	9,816	848,102

		39,277,501

Office & Business Equipment — 0.0%
Xerox Corp.	7,105	236,525

Semiconductors — 3.7%
Advanced Micro Devices, Inc. (a)	26,757	341,152
Analog Devices, Inc.	12,193	1,050,671
Applied Materials, Inc.	35,490	1,848,674
Broadcom Ltd.	13,515	3,277,928
Intel Corp.	156,201	5,948,134
KLA-Tencor Corp.	5,180	549,080
Lam Research Corp.	5,395	998,291
Microchip Technology, Inc.	7,755	696,244
Micron Technology, Inc. (a)	37,038	1,456,704
NVIDIA Corp.	19,939	3,564,495
Qorvo, Inc. (a)	4,230	298,976
QUALCOMM, Inc.	49,126	2,546,692
Skyworks Solutions, Inc.	6,064	617,922
Texas Instruments, Inc.	32,941	2,952,831
Xilinx, Inc.	8,212	581,656

		26,729,450

Software — 5.5%
Activision Blizzard, Inc.	25,084	1,618,169
Adobe Systems, Inc. (a)	16,408	2,447,746

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Akamai Technologies, Inc. (a)	5,795	$282,332
ANSYS, Inc. (a)	2,838	348,308
Autodesk, Inc. (a)	7,280	817,253
CA, Inc.	10,524	351,291
Cadence Design Systems, Inc. (a)	9,296	366,913
Cerner Corp. (a)	10,458	745,865
Citrix Systems, Inc. (a)	4,784	367,507
Electronic Arts, Inc. (a)	10,251	1,210,233
Fidelity National Information Services, Inc.	10,995	1,026,823
Fiserv, Inc. (a)	7,002	902,978
Intuit, Inc.	8,081	1,148,633
Microsoft Corp.	255,943	19,065,194
Oracle Corp.	100,336	4,851,246
Paychex, Inc.	10,664	639,413
Red Hat, Inc. (a)	5,855	649,085
salesforce.com, Inc. (a)	22,682	2,118,952
Synopsys, Inc. (a)	5,009	403,375

		39,361,316

		105,604,792

Utilities — 3.1%
Electric — 2.8%
AES Corp.	21,633	238,396
Alliant Energy Corp.	7,748	322,084
Ameren Corp.	8,047	465,438
American Electric Power Co., Inc.	16,304	1,145,193
CenterPoint Energy, Inc.	14,361	419,485
CMS Energy Corp.	9,278	429,757
Consolidated Edison, Inc.	10,331	833,505
Dominion Energy, Inc.	21,396	1,645,994
DTE Energy Co.	5,957	639,544
Duke Energy Corp.	23,315	1,956,595
Edison International	10,810	834,208
Entergy Corp.	5,926	452,509
Eversource Energy	10,505	634,922
Exelon Corp.	31,944	1,203,330
FirstEnergy Corp.	14,753	454,835
NextEra Energy, Inc.	15,574	2,282,370
NRG Energy, Inc.	10,019	256,386
PG&E Corp.	17,041	1,160,322
Pinnacle West Capital Corp.	3,749	317,015
PPL Corp.	22,619	858,391
Public Service Enterprise Group, Inc.	16,764	775,335
SCANA Corp.	4,728	229,261
The Southern Co.	33,286	1,635,674
WEC Energy Group, Inc.	10,460	656,679
Xcel Energy, Inc.	16,856	797,626

		20,644,854

Gas — 0.2%
NiSource, Inc.	10,648	272,482

	Number of Shares	Value
Sempra Energy	8,382	$956,638

		1,229,120

Water — 0.1%
American Water Works Co., Inc.	5,892	476,722

		22,350,696

TOTAL COMMON STOCK (Cost $437,175,480)		717,100,127

TOTAL EQUITIES (Cost $437,175,480)		717,100,127

TOTAL LONG-TERM INVESTMENTS (Cost $437,175,480)		717,100,127

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (b)	$2,035,113	2,035,113

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill (c) 1.247% 2/01/18	1,255,000	1,250,470

TOTAL SHORT-TERM INVESTMENTS (Cost $3,285,487)		3,285,583

TOTAL INVESTMENTS — 100.0% (Cost $440,460,967) (d)		720,385,710

Other Assets/(Liabilities) — (0.0)%		(68,734)

NET ASSETS — 100.0%		$720,316,976

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $2,035,121. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $2,076,329.
(c)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at September 30, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contract — Long
S&P 500 E Mini Index	12/15/17	32	$3,957,155	$68,605

The accompanying notes are an integral part of the portfolio of investments.

MML Focused Equity Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Basic Materials — 2.0%
Chemicals — 2.0%
Praxair, Inc.	9,599	$1,341,365

Consumer, Cyclical — 16.6%
Apparel — 5.1%
NIKE, Inc. Class B	67,536	3,501,742

Retail — 11.5%
Costco Wholesale Corp.	12,392	2,035,882
McDonald’s Corp.	10,808	1,693,397
The TJX Cos., Inc.	27,466	2,025,068
Walgreens Boots Alliance, Inc.	26,201	2,023,241

		7,777,588

		11,279,330

Consumer, Non-cyclical — 29.8%
Beverages — 7.0%
The Coca-Cola Co.	45,226	2,035,622
Diageo PLC	82,308	2,705,831

		4,741,453

Cosmetics & Personal Care — 3.5%
Colgate-Palmolive Co.	32,394	2,359,903

Health Care – Products — 4.0%
Medtronic PLC	34,849	2,710,207

Health Care – Services — 2.5%
UnitedHealth Group, Inc.	8,631	1,690,381

Pharmaceuticals — 12.8%
Bristol-Myers Squibb Co.	51,038	3,253,162
Cardinal Health, Inc.	30,219	2,022,255
McKesson Corp.	13,213	2,029,649
Merck & Co., Inc.	21,062	1,348,600

		8,653,666

		20,155,610

Financial — 27.3%
Banks — 4.8%
The PNC Financial Services Group, Inc.	23,917	3,223,294

Diversified Financial Services — 10.5%
American Express Co.	31,921	2,887,573
BlackRock, Inc.	4,932	2,205,048
Visa, Inc. Class A	19,353	2,036,710

		7,129,331

Insurance — 7.7%
Chubb Ltd.	22,548	3,214,218
Marsh & McLennan Cos., Inc.	24,278	2,034,739

		5,248,957

Real Estate Investment Trusts (REITS) — 4.3%
Public Storage	13,525	2,894,215

		18,495,797

	Number of Shares	Value
Industrial — 13.8%
Aerospace & Defense — 2.5%
Lockheed Martin Corp.	5,475	$1,698,837

Transportation — 11.3%
Canadian National Railway Co.	26,506	2,196,105
Union Pacific Corp.	18,973	2,200,299
United Parcel Service, Inc. Class B	26,886	3,228,740

		7,625,144

		9,323,981

Technology — 8.5%
Computers — 3.5%
Accenture PLC Class A	17,383	2,347,922

Software — 5.0%
Microsoft Corp.	45,826	3,413,579

		5,761,501

TOTAL COMMON STOCK (Cost $62,703,987)		66,357,584

TOTAL EQUITIES (Cost $62,703,987)		66,357,584

TOTAL LONG-TERM INVESTMENTS (Cost $62,703,987)		66,357,584

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 09/29/17, 0.050%, due 10/02/17 (a)	$791,776	791,776

TOTAL SHORT-TERM INVESTMENTS (Cost $791,776)		791,776

TOTAL INVESTMENTS — 99.2% (Cost $63,495,763) (b)		67,149,360

Other Assets/(Liabilities) — 0.8%		529,437

NET ASSETS — 100.0%		$67,678,797

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $791,779. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $808,467.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund — Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%

COMMON STOCK — 96.9%
Bermuda — 0.4%
Kunlun Energy Co. Ltd	1,700,000	$1,662,802

Brazil — 0.5%
Embraer SA Sponsored ADR	84,639	1,913,688

Canada — 2.0%
Alamos Gold, Inc. Class A	306,210	2,069,979
Husky Energy, Inc. (a)	273,500	3,423,819
Tahoe Resources, Inc.	100,806	529,984
Wheaton Precious Metals Corp.	96,200	1,834,951

		7,858,733

Cayman Islands — 3.4%
Baidu, Inc. Sponsored ADR (a)	20,070	4,971,138
CK Asset Holdings Ltd.	367,254	3,054,544
CK Hutchison Holdings Ltd.	425,754	5,463,829

		13,489,511

China — 3.0%
China Life Insurance Co. Ltd. Class H	1,251,000	3,745,738
China Telecom Corp. Ltd. Class H	11,037,643	5,644,187
Sinopharm Group Co. Ltd. Class H	568,800	2,510,499

		11,900,424

France — 10.0%
AXA SA	216,747	6,557,154
BNP Paribas SA	97,912	7,900,846
Cie de Saint-Gobain	77,198	4,601,534
Cie Generale des Etablissements Michelin	27,433	4,009,343
Credit Agricole SA	112,057	2,037,544
Sanofi	76,358	7,590,302
Total SA	95,472	5,134,807
Zodiac Aerospace	73,100	2,113,739

		39,945,269

Germany — 11.7%
Bayer AG Registered	55,810	7,605,440
Deutsche Lufthansa AG Registered	91,186	2,533,738
HeidelbergCement AG	40,200	4,132,153
Infineon Technologies AG	273,297	6,870,419
Innogy SE (b)	107,200	4,770,954
LANXESS AG	74,400	5,873,521
Merck KGaA	50,900	5,664,467
MorphoSys AG (a) (c)	20,350	1,718,250
SAP SE Sponsored ADR	18,178	1,993,218
Siemens AG	37,896	5,338,969

		46,501,129

Hong Kong — 2.0%
AIA Group Ltd.	485,200	3,598,388
China Mobile Ltd.	433,500	4,385,301

		7,983,689

	Number of Shares	Value
Ireland — 1.2%
CRH PLC	131,362	$4,971,973

Israel — 0.9%
Teva Pharmaceutical Industries Ltd. Sponsored ADR	203,468	3,581,037

Italy — 1.5%
Eni SpA	371,293	6,151,054

Japan — 12.0%
IHI Corp.	88,700	3,088,608
Inpex Corp.	304,100	3,241,019
Konica Minolta, Inc. (c)	446,100	3,665,158
Mitsui Fudosan Co. Ltd.	85,300	1,851,351
Nissan Motor Co. Ltd.	192,070	1,903,169
Omron Corp.	104,800	5,337,967
Panasonic Corp.	380,000	5,509,442
Ryohin Keikaku Co. Ltd.	12,900	3,801,841
SoftBank Group Corp.	83,700	6,765,481
Sumitomo Metal Mining Co. Ltd.	136,000	4,372,274
Sumitomo Rubber Industries Ltd.	121,700	2,232,590
Suntory Beverage & Food Ltd.	129,100	5,753,960

		47,522,860

Luxembourg — 0.7%
SES SA	126,574	2,767,616

Netherlands — 4.5%
Akzo Nobel NV	43,645	4,030,366
ING Groep NV	283,019	5,219,670
NN Group NV	63,590	2,665,173
QIAGEN NV	81,562	2,568,292
SBM Offshore NV	191,128	3,468,413

		17,951,914

Norway — 2.4%
Telenor ASA	316,016	6,696,808
Yara International ASA	65,009	2,918,083

		9,614,891

Portugal — 1.1%
Galp Energia SGPS SA	242,320	4,297,571

Republic of Korea — 5.8%
Hana Financial Group, Inc.	79,353	3,286,338
Hyundai Mobis Co. Ltd.	18,195	3,812,943
KB Financial Group, Inc. Sponsored ADR	80,916	3,967,312
Samsung Electronics Co. Ltd.	5,373	12,076,935

		23,143,528

Singapore — 3.0%
DBS Group Holdings, Ltd.	258,279	3,974,111
Singapore Telecommunications Ltd.	1,468,000	3,983,208
Singapore Telecommunications Ltd.	340,700	923,381
United Overseas Bank Ltd.	168,300	2,916,605

		11,797,305

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Spain — 0.8%
Telefonica SA Sponsored ADR	280,432	$3,025,861

Sweden — 0.7%
Getinge AB Class B (a) (d)	18,304	343,162
Getinge AB Class B	128,140	2,406,504

		2,749,666

Switzerland — 5.5%
ABB Ltd. Registered	77,869	1,925,197
Novartis AG Registered	54,480	4,675,001
Roche Holding AG	31,790	8,115,403
Swiss Re AG	20,349	1,843,415
UBS Group AG Registered	306,210	5,233,471

		21,792,487

Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	641,275	4,612,132

Thailand — 1.2%
Bangkok Bank PCL Foreign Registered	792,100	4,634,364

United Kingdom — 21.4%
Aviva PLC	430,241	2,969,368
BAE Systems PLC	654,597	5,539,905
Barclays PLC	1,857,820	4,821,043
BP PLC	1,648,784	10,541,755
Cobham PLC	1,698,528	3,316,450
GlaxoSmithKline PLC	198,649	3,962,774
HSBC Holdings PLC	702,000	6,900,155
Johnson Matthey PLC	96,470	4,424,659
Kingfisher PLC	889,844	3,559,829
LivaNova PLC (a)	67,930	4,759,176
Rolls-Royce Holdings PLC	187,570	2,229,813
Royal Dutch Shell PLC Class A	2,397	72,233
Royal Dutch Shell PLC Class B	351,154	10,798,635
Shire PLC	54,218	2,762,076
Sky PLC	311,936	3,827,005
Standard Chartered PLC (a)	647,794	6,438,563
Travis Perkins PLC	104,229	2,022,565
Vodafone Group PLC Sponsored ADR	221,045	6,290,941

		85,236,945

TOTAL COMMON STOCK (Cost $327,724,088)		385,106,449

TOTAL EQUITIES (Cost $327,724,088)		385,106,449

	Number of Shares	Value
MUTUAL FUNDS — 1.2%
United States — 1.2%
State Street Navigator Securities Lending Prime Portfolio (e)	4,780,131	$4,780,131

TOTAL MUTUAL FUNDS (Cost $4,780,131)		4,780,131

TOTAL LONG-TERM INVESTMENTS (Cost $332,504,219)		389,886,580

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (f)	$11,417,821	11,417,821

TOTAL SHORT-TERM INVESTMENTS (Cost $11,417,821)		11,417,821

TOTAL INVESTMENTS — 101.0% (Cost $343,922,040) (g)		401,304,401

Other Assets/(Liabilities) — (1.0)%		(4,132,453)

NET ASSETS — 100.0%		$397,171,948

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to a value of $4,770,954 or 1.20% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2017, was $4,542,740 or 1.14% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2017, these securities amounted to a value of $343,162 or 0.09% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $11,417,869. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 9/30/21, and an aggregate market value, including accrued interest, of $11,649,348.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.1%

COMMON STOCK — 100.1%
Basic Materials — 1.8%
Iron & Steel — 0.3%
Cleveland-Cliffs, Inc. (a)	51,018	$364,779

Mining — 1.5%
Rio Tinto PLC Sponsored ADR	44,717	2,110,195

		2,474,974

Communications — 17.4%
Internet — 16.5%
Alibaba Group Holding Ltd. Sponsored ADR (a)	5,597	966,658
Alphabet, Inc. Class C (a)	8,521	8,172,576
Amazon.com, Inc. (a)	1,499	1,441,064
eBay, Inc. (a)	47,252	1,817,312
Facebook, Inc. Class A (a)	32,342	5,526,277
The Priceline Group, Inc. (a)	1,378	2,522,870
VeriSign, Inc. (a)	15,500	1,649,045
Yandex NV Class A (a)	19,528	643,448

		22,739,250

Media — 0.9%
Comcast Corp. Class A	20,362	783,530
FactSet Research Systems, Inc.	2,384	429,382

		1,212,912

		23,952,162

Consumer, Cyclical — 3.9%
Apparel — 0.2%
NIKE, Inc. Class B	5,923	307,108

Lodging — 0.8%
Las Vegas Sands Corp.	16,070	1,031,051

Retail — 2.9%
The Home Depot, Inc.	14,093	2,305,051
O’Reilly Automotive, Inc. (a)	3,871	833,697
The TJX Cos., Inc.	11,629	857,406

		3,996,154

		5,334,313

Consumer, Non-cyclical — 22.3%
Beverages — 0.9%
PepsiCo, Inc.	11,497	1,281,111

Biotechnology — 5.1%
Amgen, Inc.	11,418	2,128,886
Celgene Corp. (a)	20,726	3,022,265
Gilead Sciences, Inc.	21,988	1,781,468

		6,932,619

Commercial Services — 5.9%
Experian PLC	34,894	701,011
Gartner, Inc. (a)	8,790	1,093,564

	Number of Shares	Value
Global Payments, Inc.	14,246	$1,353,797
IHS Markit Ltd. (a)	31,914	1,406,769
PayPal Holdings, Inc. (a)	31,675	2,028,150
Vantiv, Inc. Class A (a)	22,231	1,566,619

		8,149,910

Health Care – Products — 1.7%
Danaher Corp.	11,219	962,366
Edwards Lifesciences Corp. (a)	12,323	1,347,027

		2,309,393

Health Care – Services — 4.2%
Aetna, Inc.	11,328	1,801,265
Anthem, Inc.	8,853	1,681,008
HCA Healthcare, Inc. (a)	4,732	376,620
ICON PLC (a)	9,092	1,035,397
Universal Health Services, Inc. Class B	7,341	814,411

		5,708,701

Pharmaceuticals — 4.5%
Allergan PLC	4,915	1,007,329
Bristol-Myers Squibb Co.	28,721	1,830,677
Johnson & Johnson	12,885	1,675,179
McKesson Corp.	5,697	875,116
Merck & Co., Inc.	12,747	816,190

		6,204,491

		30,586,225

Energy — 3.1%
Oil & Gas — 2.1%
BP PLC Sponsored ADR	24,101	926,201
Chevron Corp.	8,313	976,778
Pioneer Natural Resources Co.	6,777	999,879

		2,902,858

Oil & Gas Services — 1.0%
Baker Hughes a GE Co.	21,156	774,733
Schlumberger Ltd.	8,335	581,449

		1,356,182

		4,259,040

Financial — 12.5%
Banks — 3.0%
Bank of America Corp.	58,335	1,478,209
Citigroup, Inc.	23,298	1,694,697
JP Morgan Chase & Co.	9,193	878,023

		4,050,929

Diversified Financial Services — 8.0%
Alliance Data Systems Corp.	4,775	1,057,901
American Express Co.	24,089	2,179,091
Intercontinental Exchange, Inc.	25,643	1,761,674
Mastercard, Inc. Class A	18,809	2,655,831

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	31,909	$3,358,103

		11,012,600

Insurance — 0.6%
MetLife, Inc.	16,654	865,175

Real Estate Investment Trusts (REITS) — 0.9%
American Tower Corp.	9,201	1,257,593

		17,186,297

Industrial — 9.9%
Electrical Components & Equipment — 1.0%
Emerson Electric Co.	20,797	1,306,883

Electronics — 1.6%
Fortive Corp.	16,221	1,148,285
Honeywell International, Inc.	7,487	1,061,207

		2,209,492

Machinery – Construction & Mining — 1.8%
Caterpillar, Inc.	19,713	2,458,408

Machinery – Diversified — 3.4%
Cummins, Inc.	11,151	1,873,703
Rockwell Automation, Inc.	11,968	2,132,817
Roper Technologies, Inc.	2,912	708,781

		4,715,301

Miscellaneous – Manufacturing — 2.1%
Dover Corp.	17,189	1,570,903
Parker-Hannifin Corp.	7,866	1,376,707

		2,947,610

		13,637,694

Technology — 29.2%
Computers — 9.0%
Amdocs Ltd.	6,848	440,463
Apple, Inc.	60,097	9,262,150
Check Point Software Technologies Ltd. (a)	12,046	1,373,485
NetApp, Inc.	30,780	1,346,933

		12,423,031

Semiconductors — 7.3%
Analog Devices, Inc.	11,208	965,794
Applied Materials, Inc.	36,548	1,903,785
Maxim Integrated Products, Inc.	26,592	1,268,704
QUALCOMM, Inc.	29,360	1,522,023
Teradyne, Inc.	22,042	821,946
Texas Instruments, Inc.	29,588	2,652,268
Xilinx, Inc.	13,002	920,932

		10,055,452

Software — 12.9%
Electronic Arts, Inc. (a)	14,228	1,679,758
Fiserv, Inc. (a)	6,039	778,789
Intuit, Inc.	8,471	1,204,068
Microsoft Corp.	108,147	8,055,870

	Number of Shares	Value
Oracle Corp.	63,604	$3,075,253
ServiceNow, Inc. (a)	6,176	725,865
SS&C Technologies Holdings, Inc	30,940	1,242,241
Workday, Inc. Class A (a)	9,043	953,042

		17,714,886

		40,193,369

TOTAL COMMON STOCK (Cost $110,517,316)		137,624,074

TOTAL EQUITIES (Cost $110,517,316)		137,624,074

TOTAL LONG-TERM INVESTMENTS (Cost $110,517,316)		137,624,074

TOTAL INVESTMENTS — 100.1% (Cost $110,517,316) (b)		137,624,074

Other Assets/(Liabilities) — (0.1)%		(134,750)

NET ASSETS — 100.0%		$137,489,324

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Basic Materials — 3.1%
Chemicals — 1.7%
DowDuPont, Inc.	56,290	$3,896,957

Forest Products & Paper — 1.4%
International Paper Co.	57,160	3,247,831

		7,144,788

Communications — 8.8%
Internet — 1.0%
eBay, Inc. (a)	60,710	2,334,907

Media — 3.1%
CBS Corp. Class B	33,520	1,944,160
Comcast Corp. Class A	63,470	2,442,326
Thomson Reuters Corp.	28,640	1,314,003
Viacom, Inc. Class B	50,710	1,411,766

		7,112,255

Telecommunications — 4.7%
Cisco Systems, Inc.	182,500	6,137,475
Nokia OYJ Sponsored ADR	315,050	1,883,999
Verizon Communications, Inc.	56,620	2,802,124

		10,823,598

		20,270,760

Consumer, Cyclical — 6.5%
Home Builders — 1.2%
PulteGroup, Inc.	102,350	2,797,225

Leisure Time — 1.0%
Norwegian Cruise Line Holdings Ltd. (a)	41,120	2,222,536

Lodging — 1.3%
Hilton Worldwide Holdings, Inc.	42,940	2,982,183

Retail — 3.0%
The Home Depot, Inc.	13,540	2,214,602
L Brands, Inc.	27,810	1,157,174
Liberty Interactive Corp. QVC Group Class A (a)	106,300	2,505,491
Signet Jewelers Ltd.	15,690	1,044,170

		6,921,437

		14,923,381

Consumer, Non-cyclical — 17.6%
Agriculture — 2.6%
British American Tobacco PLC	34,816	2,176,723
Philip Morris International, Inc.	34,110	3,786,551

		5,963,274

Biotechnology — 1.1%
Amgen, Inc.	13,480	2,513,346

	Number of Shares	Value
Commercial Services — 0.7%
Nielsen Holdings PLC	41,960	$1,739,242

Cosmetics & Personal Care — 0.8%
Unilever NV NY Shares	32,550	1,921,752

Foods — 1.6%
The Kraft Heinz Co.	20,096	1,558,445
Mondelez International, Inc. Class A	50,420	2,050,077

		3,608,522

Health Care – Products — 1.4%
Medtronic PLC	41,869	3,256,152

Health Care – Services — 1.6%
UnitedHealth Group, Inc.	18,680	3,658,478

Pharmaceuticals — 7.8%
Allergan PLC	15,800	3,238,210
AstraZeneca PLC Sponsored ADR	71,690	2,428,857
Bristol-Myers Squibb Co.	53,590	3,415,827
Merck & Co., Inc.	85,130	5,450,874
Roche Holding AG	13,554	3,460,087

		17,993,855

		40,654,621

Energy — 9.9%
Oil & Gas — 8.7%
Canadian Natural Resources Ltd.	77,800	2,605,522
Chevron Corp.	45,640	5,362,700
EOG Resources, Inc.	33,130	3,204,996
Exxon Mobil Corp.	36,600	3,000,468
Marathon Oil Corp.	149,824	2,031,613
Occidental Petroleum Corp.	19,750	1,268,148
Pioneer Natural Resources Co.	12,850	1,895,889
Southwestern Energy Co. (a)	91,620	559,798

		19,929,134

Oil & Gas Services — 1.2%
Halliburton Co.	61,730	2,841,432

		22,770,566

Financial — 28.9%
Banks — 17.6%
Bank of America Corp.	176,350	4,468,709
Citigroup, Inc.	94,030	6,839,742
The Goldman Sachs Group, Inc.	12,010	2,848,652
JP Morgan Chase & Co.	108,630	10,375,251
M&T Bank Corp.	18,940	3,050,098
The PNC Financial Services Group, Inc.	43,620	5,878,668
Wells Fargo & Co.	128,780	7,102,217

		40,563,337

Diversified Financial Services — 3.9%
BlackRock, Inc.	7,790	3,482,831
Invesco Ltd.	82,470	2,889,749

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nasdaq, Inc.	33,300	$2,583,081

		8,955,661

Insurance — 6.3%
American International Group, Inc.	35,150	2,157,858
Chubb Ltd.	27,215	3,879,498
Marsh & McLennan Cos., Inc.	34,570	2,897,312
MetLife, Inc.	49,260	2,559,057
Principal Financial Group, Inc.	30,530	1,964,300
Unum Group	22,420	1,146,335

		14,604,360

Real Estate Investment Trusts (REITS) — 1.1%
Park Hotels & Resorts, Inc.	87,750	2,418,390

		66,541,748

Industrial — 11.5%
Aerospace & Defense — 1.9%
Triumph Group, Inc.	33,810	1,005,847
United Technologies Corp.	28,050	3,256,044

		4,261,891

Building Materials — 1.2%
Fortune Brands Home & Security, Inc.	39,040	2,624,659

Machinery – Construction & Mining — 1.1%
Caterpillar, Inc.	20,690	2,580,250

Miscellaneous – Manufacturing — 5.4%
3M Co.	11,600	2,434,840
Eaton Corp. PLC	49,190	3,777,300
General Electric Co.	114,670	2,772,721
Ingersoll-Rand PLC	39,730	3,542,724

		12,527,585

Transportation — 1.9%
Schneider National, Inc. Class B	55,100	1,394,030
Union Pacific Corp.	26,000	3,015,220

		4,409,250

		26,403,635

Technology — 8.7%
Computers — 2.2%
Cognizant Technology Solutions Corp. Class A	35,990	2,610,715
NetApp, Inc.	55,890	2,445,746

		5,056,461

Semiconductors — 5.4%
Analog Devices, Inc.	17,240	1,485,571
Intel Corp.	142,480	5,425,639
Maxim Integrated Products, Inc.	60,690	2,895,520
QUALCOMM, Inc.	53,430	2,769,811

		12,576,541

	Number of Shares	Value
Software — 1.1%
Microsoft Corp.	34,070	$2,537,874

		20,170,876

Utilities — 3.4%
Electric — 3.4%
Dominion Energy, Inc.	18,470	1,420,897
Edison International	27,230	2,101,339
Eversource Energy	46,730	2,824,361
NextEra Energy, Inc.	10,900	1,597,395

		7,943,992

TOTAL COMMON STOCK (Cost $173,879,393)		226,824,367

TOTAL EQUITIES (Cost $173,879,393)		226,824,367

TOTAL LONG-TERM INVESTMENTS (Cost $173,879,393)		226,824,367

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (b)	$3,100,831	3,100,831

TOTAL SHORT-TERM INVESTMENTS (Cost $3,100,831)		3,100,831

TOTAL INVESTMENTS — 99.8% (Cost $176,980,224) (c)		229,925,198

Other Assets/(Liabilities) — 0.2%		536,000

NET ASSETS — 100.0%		$230,461,198

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $3,100,844. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $3,163,128.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Austria — 0.4%
Erste Group Bank AG	24,773	$1,073,385

Brazil — 0.6%
Ambev SA	210,131	1,395,942

Canada — 1.7%
Canadian National Railway Co.	48,930	4,053,850

Cayman Islands — 0.2%
Sands China Ltd.	98,400	513,919

Czech Republic — 0.0%
Komercni banka as	566	24,747

Denmark — 0.8%
Carlsberg A/S Class B	16,322	1,788,011

France — 8.7%
Air Liquide SA	9,996	1,332,222
Danone SA	55,397	4,346,543
Hermes International	918	462,835
Legrand SA	28,238	2,038,835
LVMH Moet Hennessy Louis Vuitton SE	17,333	4,778,641
Pernod Ricard SA	32,616	4,509,821
Schneider Electric SE	35,840	3,119,508

		20,588,405

Germany — 7.0%
Bayer AG Registered	53,027	7,226,191
Brenntag AG	18,408	1,025,808
Deutsche Boerse AG	13,522	1,465,690
Linde AG	15,745	3,283,562
Merck KGaA	16,690	1,857,366
MTU Aero Engines AG	11,177	1,782,703

		16,641,320

Ireland — 4.5%
Accenture PLC Class A	40,717	5,499,645
Medtronic PLC	67,552	5,253,519

		10,753,164

Israel — 1.0%
Check Point Software Technologies Ltd. (a)	20,002	2,280,628

Japan — 1.4%
Hoya Corp.	26,500	1,437,322
Kubota Corp.	98,200	1,788,569

		3,225,891

Mexico — 0.4%
Grupo Financiero Banorte SAB de CV Class O	127,699	879,167

	Number of Shares	Value
Netherlands — 3.3%
Akzo Nobel NV	38,638	$3,567,998
Heineken NV	23,460	2,321,984
Schlumberger Ltd.	27,023	1,885,125

		7,775,107

Republic of Korea — 1.0%
Samsung Electronics Co. Ltd.	1,037	2,330,873

Spain — 0.8%
Aena SME SA (b)	10,903	1,970,888

Sweden — 1.8%
Essity AB Class B (a)	160,526	4,371,378

Switzerland — 8.6%
Adecco Group AG Registered	22,625	1,762,031
Cie Financiere Richemont SA Registered	28,298	2,586,255
Julius Baer Group Ltd. (a)	24,310	1,440,894
Nestle SA Registered	71,231	5,965,694
Roche Holding AG	15,409	3,933,635
Sonova Holding AG Registered	5,126	869,736
Swiss Re AG	6,602	598,075
UBS Group AG Registered	191,414	3,271,479

		20,427,799

Thailand — 0.2%
Kasikornbank PCL	87,200	560,366

United Kingdom — 9.2%
Burberry Group PLC	63,650	1,503,581
Compass Group PLC	121,150	2,572,116
Delphi Automotive PLC	15,730	1,547,832
Diageo PLC	146,523	4,816,864
Reckitt Benckiser Group PLC	51,780	4,731,386
Sky PLC	103,886	1,274,531
Whitbread PLC	26,325	1,328,639
WPP PLC	223,981	4,157,452

		21,932,401

United States — 47.8%
3M Co.	19,272	4,045,193
Abbott Laboratories	56,611	3,020,763
American Express Co.	37,850	3,423,911
Amphenol Corp. Class A	17,943	1,518,696
AutoZone, Inc. (a)	1,989	1,183,674
The Bank of New York Mellon Corp.	75,199	3,987,051
Cisco Systems, Inc.	48,064	1,616,392
Cognizant Technology Solutions Corp. Class A	25,030	1,815,676
Colgate-Palmolive Co.	37,147	2,706,159
Comcast Corp. Class A	86,927	3,344,951
The Cooper Cos., Inc.	8,820	2,091,310
Coty, Inc. Class A	201,264	3,326,894
DENTSPLY SIRONA, Inc.	14,340	857,675

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
eBay, Inc. (a)	55,756	$2,144,376
Franklin Resources, Inc.	48,233	2,146,851
The Goldman Sachs Group, Inc.	10,262	2,434,044
Harley-Davidson, Inc. (c)	21,284	1,026,102
Honeywell International, Inc.	42,142	5,973,207
Johnson & Johnson	7,411	963,504
Kansas City Southern	24,735	2,688,200
Kellogg Co.	35,691	2,226,048
Marriott International, Inc. Class A	8,792	969,406
Microchip Technology, Inc.	12,374	1,110,938
Monsanto Co.	21,453	2,570,498
National Oilwell Varco, Inc.	18,553	662,899
NOW, Inc. (a)	10,848	149,811
Omnicom Group, Inc.	17,843	1,321,631
Oracle Corp.	77,164	3,730,879
PayPal Holdings, Inc. (a)	25,678	1,644,162
Praxair, Inc.	12,121	1,693,789
Sally Beauty Holdings, Inc. (a)	47,582	931,656
State Street Corp.	48,369	4,621,174
Stryker Corp.	32,779	4,655,274
Thermo Fisher Scientific, Inc.	37,047	7,009,292
Time Warner, Inc.	38,865	3,981,719
Union Pacific Corp.	7,740	897,608
United Parcel Service, Inc. Class B	34,047	4,088,704
United Technologies Corp.	20,705	2,403,436
Urban Outfitters, Inc. (a) (c)	33,125	791,687
Visa, Inc. Class A	52,801	5,556,777
W.W. Grainger, Inc. (c)	4,509	810,493
The Walt Disney Co.	43,946	4,331,757
Waters Corp. (a)	11,399	2,046,348
Wynn Resorts Ltd.	3,966	590,617
Zimmer Biomet Holdings, Inc.	39,080	4,575,877

		113,687,109

TOTAL COMMON STOCK (Cost $187,873,153)		236,274,350

TOTAL EQUITIES (Cost $187,873,153)		236,274,350

MUTUAL FUNDS — 0.9%
United States — 0.9%
State Street Navigator Securities Lending Prime Portfolio (d)	2,184,836	2,184,836

TOTAL MUTUAL FUNDS (Cost $2,184,836)		2,184,836

TOTAL LONG-TERM INVESTMENTS (Cost $190,057,989)		238,459,186

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (e)	$1,211,072	$1,211,072

Time Deposit — 0.0%
Euro Time Deposit 0.120% 10/02/17	16,238	16,238

TOTAL SHORT-TERM INVESTMENTS (Cost $1,227,310)		1,227,310

TOTAL INVESTMENTS — 100.8% (Cost $191,285,299) (f)		239,686,496

Other Assets/(Liabilities) — (0.8)%		(1,826,997)

NET ASSETS — 100.0%		$237,859,499

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to a value of $1,970,888 or 0.83% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2017, was $2,138,150 or 0.90% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $1,211,077. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $1,236,582.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth Allocation Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 75.0%
MML Blue Chip Growth Fund, Initial Class (a)	4,577,567	$74,477,022
MML Equity Income Fund, Initial Class (a)	6,958,330	82,386,622
MML Equity Index Fund, Class III (a)	2,636,899	76,601,917
MML Focused Equity Fund, Class II (a)	1,924,659	23,076,656
MML Foreign Fund, Initial Class (a)	7,392,723	81,024,248
MML Fundamental Growth Fund, Class II (a)	3,690,483	45,060,797
MML Fundamental Value Fund, Class II (a)	5,554,572	81,096,751
MML Global Fund, Class I (a)	5,849,210	73,115,130
MML Income & Growth Fund, Initial Class (a)	6,902,078	82,824,940
MML International Equity Fund, Class II (a)	6,439,884	75,475,435
MML Large Cap Growth Fund, Initial Class (a)	2,774,701	27,913,488
MML Mid Cap Growth Fund, Initial Class (a)	4,845,777	75,158,008
MML Mid Cap Value Fund, Initial Class (a)	6,322,728	73,343,643
MML Small Cap Growth Equity Fund, Initial Class (a)	1,264,764	17,982,748
MML Small Company Value Fund, Class II (a)	2,072,794	33,827,991
MML Small/Mid Cap Value Fund, Initial Class (a)	1,980,658	26,105,067
MML Strategic Emerging Markets Fund, Class II (a)	4,271,917	47,076,529
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	316,429	24,956,742
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,100,981	48,652,343
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	14,292,779	140,212,164
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	17,055,056	42,637,640
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	650,563	20,557,787

		1,273,563,668

	Number of Shares	Value
Fixed Income Funds — 25.1%
MML Dynamic Bond Fund, Class II (a)	8,628,749	$87,064,078
MML High Yield Fund, Class II (a)	1,301,745	13,486,080
MML Inflation-Protected and Income Fund, Initial Class (a)	6,534,690	66,784,536
MML Managed Bond Fund, Initial Class (a)	10,481,883	131,535,948
MML Short-Duration Bond Fund, Class II (a)	4,893,285	48,149,928
MML Total Return Bond Fund, Class II (a)	7,647,160	78,995,165

		426,015,735

TOTAL MUTUAL FUNDS (Cost $1,634,183,770)		1,699,579,403

TOTAL LONG-TERM INVESTMENTS (Cost $1,634,183,770)		1,699,579,403

TOTAL INVESTMENTS — 100.1% (Cost $1,634,183,770) (b)		1,699,579,403

Other Assets/(Liabilities) — (0.1)%		(1,037,608)

NET ASSETS — 100.0%		$1,698,541,795

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 3.6%
Chemicals — 3.6%
Monsanto Co.	14,956	$1,792,028
PPG Industries, Inc.	12,450	1,352,817
The Sherwin-Williams Co.	4,924	1,762,989

		4,907,834

Communications — 11.5%
Advertising — 0.3%
The Interpublic Group of Cos., Inc.	19,234	399,875

Internet — 6.7%
Alphabet, Inc. Class A (a)	4,074	3,966,935
Alphabet, Inc. Class C (a)	3,270	3,136,290
Facebook, Inc. Class A (a)	11,961	2,043,776

		9,147,001

Media — 4.5%
Comcast Corp. Class A	80,660	3,103,797
Time Warner, Inc.	10,205	1,045,502
Twenty-First Century Fox, Inc. Class A	43,817	1,155,893
The Walt Disney Co.	8,399	827,889

		6,133,081

		15,679,957

Consumer, Cyclical — 8.9%
Apparel — 2.4%
LVMH Moet Hennessy Louis Vuitton SE	7,367	2,031,053
NIKE, Inc. Class B	23,319	1,209,090

		3,240,143

Food Services — 0.6%
Aramark	22,678	920,954

Housewares — 1.7%
Newell Brands, Inc.	53,948	2,301,961

Retail — 4.2%
AutoZone, Inc. (a)	847	504,058
Costco Wholesale Corp.	6,849	1,125,222
Ross Stores, Inc.	19,356	1,249,817
Starbucks Corp.	34,148	1,834,089
Tractor Supply Co.	15,347	971,312

		5,684,498

		12,147,556

Consumer, Non-cyclical — 23.8%
Beverages — 2.2%
Diageo PLC	34,366	1,129,763
Pernod Ricard SA	13,845	1,914,351

		3,044,114

	Number of Shares	Value
Biotechnology — 1.2%
Biogen, Inc. (a)	5,121	$1,603,488

Cosmetics & Personal Care — 2.5%
Colgate-Palmolive Co.	22,934	1,670,742
Coty, Inc. Class A	56,073	926,887
The Estee Lauder Cos., Inc. Class A	7,840	845,465

		3,443,094

Foods — 3.0%
Danone SA	24,056	1,887,475
Mondelez International, Inc. Class A	52,803	2,146,970

		4,034,445

Health Care – Products — 8.6%
Abbott Laboratories	25,814	1,377,435
Danaher Corp.	32,621	2,798,230
Medtronic PLC	34,008	2,644,802
Stryker Corp.	5,464	775,997
Thermo Fisher Scientific, Inc.	21,514	4,070,449

		11,666,913

Household Products & Wares — 0.5%
Kimberly-Clark Corp.	5,581	656,772

Pharmaceuticals — 5.8%
Allergan PLC	3,862	791,517
Eli Lilly & Co.	23,681	2,025,673
Johnson & Johnson	14,371	1,868,373
McKesson Corp.	9,789	1,503,688
Zoetis, Inc.	26,001	1,657,824

		7,847,075

		32,295,901

Energy — 4.9%
Oil & Gas — 1.7%
EOG Resources, Inc.	23,994	2,321,179

Oil & Gas Services — 2.0%
Schlumberger Ltd.	39,339	2,744,289

Pipelines — 1.2%
Enterprise Products Partners LP (b)	58,484	1,524,678

		6,590,146

Financial — 23.1%
Banks — 11.3%
Bank of America Corp.	164,341	4,164,401
The Goldman Sachs Group, Inc.	11,878	2,817,343
JP Morgan Chase & Co.	51,547	4,923,254
Morgan Stanley	37,627	1,812,492
US Bancorp	30,113	1,613,756

		15,331,246

Diversified Financial Services — 7.1%
BlackRock, Inc.	1,765	789,114
Mastercard, Inc. Class A	19,935	2,814,822

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nasdaq, Inc.	22,382	$1,736,172
Visa, Inc. Class A	40,925	4,306,947

		9,647,055

Insurance — 1.2%
Chubb Ltd.	11,489	1,637,757

Private Equity — 0.9%
The Blackstone Group LP (b)	35,373	1,180,397

Real Estate Investment Trusts (REITS) — 2.6%
American Tower Corp.	25,636	3,503,928

		31,300,383

Industrial — 7.8%
Aerospace & Defense — 1.0%
United Technologies Corp.	12,083	1,402,595

Electrical Components & Equipment — 0.8%
AMETEK, Inc.	17,414	1,150,020

Electronics — 1.8%
Honeywell International, Inc.	17,151	2,430,983

Engineering & Construction — 0.5%
Fluor Corp.	15,535	654,023

Packaging & Containers — 1.7%
Crown Holdings, Inc. (a)	38,412	2,293,965

Transportation — 2.0%
Canadian National Railway Co.	32,068	2,656,834

		10,588,420

Technology — 14.9%
Computers — 8.1%
Accenture PLC Class A	20,715	2,797,975
Amdocs Ltd.	13,450	865,104
Apple, Inc.	9,789	1,508,681
Cognizant Technology Solutions Corp. Class A	47,438	3,441,153
DXC Technology Co.	19,096	1,639,964
Hewlett Packard Enterprise Co.	47,919	704,888

		10,957,765

Semiconductors — 3.7%
Broadcom Ltd.	13,721	3,327,892
Texas Instruments, Inc.	19,513	1,749,145

		5,077,037

Software — 3.1%
Adobe Systems, Inc. (a)	7,631	1,138,393
Fidelity National Information Services, Inc.	29,829	2,785,730
Micro Focus International PLC Sponsored ADR (a)	6,580	209,902

		4,134,025

		20,168,827

	Number of Shares	Value
Utilities — 0.5%
Electric — 0.5%
American Electric Power Co., Inc.	10,568	$742,296

TOTAL COMMON STOCK (Cost $88,739,101)		134,421,320

TOTAL EQUITIES (Cost $88,739,101)		134,421,320

TOTAL LONG-TERM INVESTMENTS (Cost $88,739,101)		134,421,320

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (c)	$295,026	295,026

Time Deposit — 0.0%
Euro Time Deposit 0.120% 10/02/17	9,124	9,124

TOTAL SHORT-TERM INVESTMENTS (Cost $304,150)		304,150

TOTAL INVESTMENTS — 99.2% (Cost $89,043,251) (d)		134,725,470

Other Assets/(Liabilities) — 0.8%		1,084,162

NET ASSETS — 100.0%		$135,809,632

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $295,027. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $302,512.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.4%

COMMON STOCK — 95.4%
Basic Materials — 3.2%
Chemicals — 2.7%
DowDuPont, Inc.	107,850	$7,466,455
Praxair, Inc.	6,470	904,118

		8,370,573

Forest Products & Paper — 0.5%
International Paper Co.	24,820	1,410,273

		9,780,846

Communications — 5.3%
Advertising — 0.7%
Publicis Groupe SA	31,370	2,190,007

Internet — 0.2%
CDW Corp.	9,175	605,550

Media — 1.6%
Comcast Corp. Class A	127,160	4,893,117

Telecommunications — 2.8%
BCE, Inc.	19,220	900,073
Motorola Solutions, Inc.	26,290	2,231,232
SK Telecom Co. Ltd. Sponsored ADR	64,000	1,573,760
Verizon Communications, Inc.	83,100	4,112,619

		8,817,684

		16,506,358

Consumer, Cyclical — 1.4%
Retail — 1.0%
Dollar General Corp.	18,180	1,473,489
Lowe’s Cos., Inc.	19,500	1,558,830

		3,032,319

Toys, Games & Hobbies — 0.4%
Mattel, Inc.	83,153	1,287,209

		4,319,528

Consumer, Non-cyclical — 23.3%
Agriculture — 0.8%
Altria Group, Inc.	18,610	1,180,246
Philip Morris International, Inc.	10,770	1,195,578

		2,375,824

Beverages — 1.9%
The Coca-Cola Co.	33,293	1,498,518
Diageo PLC	94,760	3,115,184
Dr. Pepper Snapple Group, Inc.	14,920	1,319,972

		5,933,674

Commercial Services — 1.3%
Equifax, Inc.	3,820	404,882
Experian PLC	74,630	1,499,296
Nielsen Holdings PLC	50,100	2,076,645

		3,980,823

	Number of Shares	Value
Cosmetics & Personal Care — 2.0%
The Procter & Gamble Co.	32,290	$2,937,744
Unilever NV NY Shares	53,200	3,140,928

		6,078,672

Foods — 1.3%
General Mills, Inc.	13,900	719,464
Kellogg Co.	18,040	1,125,155
The Kroger Co.	98,380	1,973,503

		3,818,122

Health Care – Products — 1.3%
Becton, Dickinson & Co.	10,290	2,016,326
Medtronic PLC	9,300	723,261
Smith & Nephew PLC	68,168	1,232,592

		3,972,179

Health Care – Services — 5.8%
Aetna, Inc.	38,192	6,072,910
Anthem, Inc.	37,210	7,065,435
Quest Diagnostics, Inc.	18,330	1,716,421
UnitedHealth Group, Inc.	15,863	3,106,768

		17,961,534

Pharmaceuticals — 8.9%
AstraZeneca PLC	87,771	5,851,354
Cardinal Health, Inc.	8,180	547,406
Johnson & Johnson	12,700	1,651,127
McKesson Corp.	15,800	2,427,038
Merck & Co., Inc.	94,140	6,027,784
Pfizer, Inc.	307,070	10,962,399

		27,467,108

		71,587,936

Energy — 11.2%
Oil & Gas — 10.4%
Chevron Corp.	46,958	5,517,565
Hess Corp.	64,472	3,023,092
Marathon Oil Corp.	160,320	2,173,939
Marathon Petroleum Corp.	43,100	2,417,048
Occidental Petroleum Corp.	57,724	3,706,458
Royal Dutch Shell PLC A Shares Sponsored ADR	69,330	4,200,012
Suncor Energy, Inc.	176,410	6,179,642
Total SA Sponsored ADR	87,903	4,704,569

		31,922,325

Oil & Gas Services — 0.4%
Halliburton Co.	27,460	1,263,984

Pipelines — 0.4%
Enbridge, Inc.	29,409	1,230,472

		34,416,781

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 26.7%
Banks — 20.1%
Bank of America Corp.	441,640	$11,191,157
Citigroup, Inc.	158,860	11,555,476
The Goldman Sachs Group, Inc.	16,740	3,970,561
JP Morgan Chase & Co.	131,270	12,537,598
KeyCorp	91,780	1,727,300
Morgan Stanley	110,660	5,330,492
SunTrust Banks, Inc.	51,642	3,086,642
US Bancorp	82,240	4,407,242
Wells Fargo & Co.	147,620	8,141,243

		61,947,711

Diversified Financial Services — 0.5%
Invesco Ltd.	41,414	1,451,147

Insurance — 6.1%
American International Group, Inc.	89,510	5,495,019
Brighthouse Financial, Inc. (a)	6,979	424,323
Marsh & McLennan Cos., Inc.	29,400	2,464,014
MetLife, Inc.	92,684	4,814,934
Prudential Financial, Inc.	25,323	2,692,341
The Travelers Cos., Inc.	22,810	2,794,681

		18,685,312

		82,084,170

Industrial — 10.5%
Aerospace & Defense — 2.8%
Lockheed Martin Corp.	12,630	3,918,963
Northrop Grumman Corp.	16,780	4,827,941

		8,746,904

Building Materials — 0.5%
CRH PLC	39,010	1,483,343

Electronics — 3.1%
Honeywell International, Inc.	29,290	4,151,565
Koninklijke Philips NV	130,560	5,400,127

		9,551,692

Miscellaneous – Manufacturing — 3.1%
3M Co.	10,330	2,168,267
General Electric Co.	249,970	6,044,275
Pentair PLC	19,440	1,321,142

		9,533,684

Transportation — 1.0%
Union Pacific Corp.	14,809	1,717,400
United Parcel Service, Inc. Class B	10,238	1,229,481

		2,946,881

		32,262,504

Technology — 8.8%
Computers — 0.4%
Lenovo Group Ltd.	2,036,000	1,125,512

	Number of Shares	Value
Semiconductors — 3.2%
QUALCOMM, Inc.	52,310	$2,711,750
Samsung Electronics Co., Ltd. GDR (b)	3,310	3,753,421
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	91,550	3,437,703

		9,902,874

Software — 5.2%
Constellation Software, Inc.	2,040	1,112,971
Microsoft Corp.	80,120	5,968,139
Oracle Corp.	186,590	9,021,626

		16,102,736

		27,131,122

Utilities — 5.0%
Electric — 5.0%
Exelon Corp.	43,740	1,647,686
FirstEnergy Corp.	85,350	2,631,341
NextEra Energy, Inc.	31,400	4,601,670
PG&E Corp.	48,560	3,306,450
Public Service Enterprise Group, Inc.	70,390	3,255,537

		15,442,684

TOTAL COMMON STOCK (Cost $234,097,091)		293,531,929

TOTAL EQUITIES (Cost $234,097,091)		293,531,929

TOTAL LONG-TERM INVESTMENTS (Cost $234,097,091)		293,531,929

	Principal Amount
SHORT-TERM INVESTMENTS — 4.7%
Repurchase Agreement — 4.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (c)	$14,390,338	14,390,338

TOTAL SHORT-TERM INVESTMENTS (Cost $14,390,338)		14,390,338

TOTAL INVESTMENTS — 100.1% (Cost $248,487,429) (d)		307,922,267

Other Assets/(Liabilities) — (0.1)%		(282,734)

NET ASSETS — 100.0%		$307,639,533

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2017, these securities amounted to a value of $3,753,421 or 1.22% of net assets.
(c)	Maturity value of $14,390,398. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $14,679,771.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Australia — 3.0%
AMP Ltd.	870,900	$3,311,678
Orica Ltd.	158,563	2,468,544

		5,780,222

Cayman Islands — 2.0%
Baidu, Inc. Sponsored ADR (a)	14,550	3,603,890
Melco Resorts & Entertainment Ltd. ADR	11,700	282,204

		3,886,094

France — 14.2%
BNP Paribas SA	90,750	7,322,920
Bureau Veritas SA	120,200	3,102,324
Danone SA	29,094	2,282,765
Kering	2,880	1,146,441
LVMH Moet Hennessy Louis Vuitton SE	2,515	693,376
Pernod Ricard SA	14,120	1,952,375
Publicis Groupe SA	60,721	4,239,065
Safran SA	31,670	3,235,692
Sanofi	4,000	397,617
Valeo SA	42,010	3,121,883

		27,494,458

Germany — 14.8%
Allianz SE Registered	30,705	6,893,747
Bayerische Motoren Werke AG	75,900	7,699,486
Continental AG	19,215	4,877,063
Daimler AG Registered	113,900	9,082,707

		28,553,003

India — 2.3%
Axis Bank Ltd.	349,100	2,732,430
Infosys Ltd. Sponsored ADR	119,500	1,743,505

		4,475,935

Indonesia — 1.9%
Bank Mandiri Persero Tbk PT	7,433,500	3,719,026

Ireland — 2.0%
Willis Towers Watson PLC	24,809	3,826,292

Italy — 2.9%
Intesa Sanpaolo SpA	1,588,400	5,616,973

Japan — 5.5%
Daiwa Securities Group, Inc.	194,700	1,103,965
Komatsu Ltd.	23,600	672,196
Olympus Corp.	59,200	2,005,614
Omron Corp.	3,200	162,991
Toyota Motor Corp.	111,500	6,656,484

		10,601,250

	Number of Shares	Value
Mexico — 1.7%
Grupo Televisa SAB Sponsored ADR	136,100	$3,357,587

Netherlands — 7.4%
Akzo Nobel NV	8,561	790,559
ASML Holding NV	12,985	2,215,127
CNH Industrial NV	489,100	5,873,747
EXOR NV	59,900	3,798,196
Koninklijke Philips NV	37,515	1,551,668

		14,229,297

Republic of Korea — 0.3%
Samsung Electronics Co. Ltd.	250	561,927

Sweden — 5.9%
Atlas Copco AB Class B	6,035	234,715
Hennes & Mauritz AB Class B	263,800	6,844,203
SKF AB Class B	130,800	2,858,588
Volvo AB Class B	73,770	1,422,222

		11,359,728

Switzerland — 10.5%
Cie Financiere Richemont SA Registered	34,950	3,194,206
Credit Suisse Group AG Registered	549,523	8,699,649
Kuehne & Nagel International AG Registered	10,990	2,034,928
LafargeHolcim Ltd. Registered	68,170	3,990,458
Nestle SA Registered	5,470	458,120
The Swatch Group AG	4,670	1,942,581

		20,319,942

Taiwan — 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	57,000	409,951

United Kingdom — 22.5%
Ashtead Group PLC	131,500	3,174,159
Diageo PLC	76,100	2,501,746
Experian PLC	122,600	2,463,000
Ferguson PLC	7,500	492,123
G4S PLC	309,900	1,155,867
Glencore PLC	1,625,700	7,452,527
Liberty Global PLC Series A (a)	29,100	986,781
Liberty Global PLC Series C (a)	66,900	2,187,630
Lloyds Banking Group PLC	10,069,300	9,139,656
Meggitt PLC	202,838	1,416,264
Royal Bank of Scotland Group PLC (a)	979,300	3,521,530
Schroders PLC	79,900	3,595,590
Smiths Group PLC	53,700	1,136,216
WPP PLC	232,600	4,317,434

		43,540,523

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments (Continued)

		Value

TOTAL COMMON STOCK (Cost $156,747,582)		$187,732,208

TOTAL EQUITIES (Cost $156,747,582)		187,732,208

TOTAL LONG-TERM INVESTMENTS (Cost $156,747,582)		187,732,208

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (b)	$5,517,527	5,517,527

TOTAL SHORT-TERM INVESTMENTS (Cost $5,517,527)		5,517,527

TOTAL INVESTMENTS — 99.9% (Cost $162,265,109) (c)		193,249,735

Other Assets/(Liabilities) — 0.1%		164,988

NET ASSETS — 100.0%		$193,414,723

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $5,517,550. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 1/31/21, and an aggregate market value, including accrued interest, of $5,632,521.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at September 30, 2017:

Forward Contracts

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contract to Deliver
CHF	2,909,000	State Street Bank and Trust	03/21/18	$3,064,334	$24,408

Currency Legend
CHF	Swiss Franc

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Communications — 32.5%
Internet — 26.3%
Alibaba Group Holding Ltd. Sponsored ADR (a)	46,625	$8,052,604
Alphabet, Inc. Class A (a)	3,436	3,345,702
Alphabet, Inc. Class C (a)	3,445	3,304,134
Amazon.com, Inc. (a)	7,607	7,312,989
Facebook, Inc. Class A (a)	45,470	7,769,459

		29,784,888

Media — 1.7%
FactSet Research Systems, Inc.	10,568	1,903,402

Telecommunications — 4.5%
Cisco Systems, Inc.	152,019	5,112,399

		36,800,689

Consumer, Cyclical — 3.0%
Retail — 3.0%
Yum China Holdings, Inc. (a)	38,038	1,520,379
Yum! Brands, Inc.	25,875	1,904,659

		3,425,038

Consumer, Non-cyclical — 26.7%
Beverages — 6.7%
The Coca-Cola Co.	70,450	3,170,954
Monster Beverage Corp. (a)	79,103	4,370,441

		7,541,395

Biotechnology — 4.6%
Amgen, Inc.	12,173	2,269,656
Regeneron Pharmaceuticals, Inc. (a)	6,683	2,988,103

		5,257,759

Commercial Services — 0.9%
Automatic Data Processing, Inc.	8,829	965,186

Cosmetics & Personal Care — 2.8%
The Procter & Gamble Co.	35,353	3,216,416

Foods — 3.2%
Danone SA Sponsored ADR	233,514	3,677,845

Health Care – Products — 2.1%
Varian Medical Systems, Inc. (a)	24,011	2,402,541

Pharmaceuticals — 6.4%
Merck & Co., Inc.	20,862	1,335,794
Novartis AG Sponsored ADR	25,876	2,221,455
Novo Nordisk A/S Sponsored ADR	75,741	3,646,929

		7,204,178

		30,265,320

	Number of Shares	Value
Energy — 3.1%
Oil & Gas Services — 3.1%
Schlumberger Ltd.	49,704	$3,467,351

Financial — 9.7%
Diversified Financial Services — 9.7%
American Express Co.	18,122	1,639,316
SEI Investments Co.	55,030	3,360,132
Visa, Inc. Class A	57,462	6,047,301

		11,046,749

Industrial — 7.7%
Machinery – Diversified — 2.5%
Deere & Co.	22,804	2,863,955

Transportation — 5.2%
Expeditors International of Washington, Inc.	53,057	3,175,992
United Parcel Service, Inc. Class B	22,647	2,719,678

		5,895,670

		8,759,625

Technology — 16.1%
Semiconductors — 3.2%
Analog Devices, Inc.	5,958	513,401
QUALCOMM, Inc.	59,807	3,100,395

		3,613,796

Software — 12.9%
Autodesk, Inc. (a)	37,835	4,247,357
Cerner Corp. (a)	37,836	2,698,463
Microsoft Corp.	40,382	3,008,055
Oracle Corp.	97,705	4,724,037

		14,677,912

		18,291,708

TOTAL COMMON STOCK (Cost $84,280,870)		112,056,480

TOTAL EQUITIES (Cost $84,280,870)		112,056,480

TOTAL LONG-TERM INVESTMENTS (Cost $84,280,870)		112,056,480

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (b)	$1,472,402	$1,472,402

TOTAL SHORT-TERM INVESTMENTS (Cost $1,472,402)		1,472,402

TOTAL INVESTMENTS — 100.1% (Cost $85,753,272) (c)		113,528,882

Other Assets/(Liabilities) — (0.1)%		(105,947)

NET ASSETS — 100.0%		$113,422,935

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,472,408. Collateralized by U.S. Government Agency obligations with a rate of 0.050%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $1,502,867.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.4%

COMMON STOCK — 100.4%
Basic Materials — 2.4%
Chemicals — 2.0%
Air Products & Chemicals, Inc. (a)	1,852	$280,060
Albemarle Corp. (a)	972	132,493
CF Industries Holdings, Inc. (a)	1,971	69,300
DowDuPont, Inc. (a)	19,975	1,382,869
Eastman Chemical Co. (a)	1,263	114,289
FMC Corp. (a)	1,167	104,225
International Flavors & Fragrances, Inc. (a)	675	96,464
LyondellBasell Industries NV Class A (a)	2,877	284,967
Monsanto Co. (a)	3,777	452,560
The Mosaic Co. (a)	3,135	67,685
PPG Industries, Inc. (a)	2,269	246,550
Praxair, Inc. (a)	2,426	339,009
The Sherwin-Williams Co. (a)	686	245,615

		3,816,086

Forest Products & Paper — 0.1%
International Paper Co. (a)	3,622	205,802

Iron & Steel — 0.1%
Nucor Corp. (a)	2,757	154,502

Mining — 0.2%
Freeport-McMoRan, Inc. (a) (b)	11,274	158,287
Newmont Mining Corp. (a)	4,703	176,410

		334,697

		4,511,087

Communications — 13.6%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. (a)	3,159	65,676
Omnicom Group, Inc. (a)	2,046	151,547

		217,223

Internet — 7.6%
Alphabet, Inc. Class A (a) (b)	2,571	2,503,434
Alphabet, Inc. Class C (a) (b)	2,583	2,477,381
Amazon.com, Inc. (a) (b)	3,430	3,297,431
eBay, Inc. (a) (b)	8,723	335,487
Expedia, Inc. (a)	1,050	151,137
F5 Networks, Inc. (a) (b)	552	66,549
Facebook, Inc. Class A (a) (b)	20,443	3,493,096
Netflix, Inc. (a) (b)	3,741	678,430
The Priceline Group, Inc. (a) (b)	427	781,760
Symantec Corp. (a)	5,409	177,469
TripAdvisor, Inc. (a) (b)	845	34,248
VeriSign, Inc. (a) (b)	757	80,537

		14,076,959

	Number of Shares	Value
Media — 2.8%
CBS Corp. Class B (a)	3,149	$182,642
Charter Communications, Inc. Class A (a) (b)	1,715	623,265
Comcast Corp. Class A (a)	40,330	1,551,898
Discovery Communications, Inc. Class A (a) (b)	1,248	26,570
Discovery Communications, Inc. Class C (a) (b)	1,970	39,912
DISH Network Corp. Class A (a) (b)	1,984	107,592
News Corp. Class A (a)	3,310	43,891
News Corp. Class B (a)	1,400	19,110
Scripps Networks Interactive, Inc. Class A (a)	856	73,522
Time Warner, Inc. (a)	6,719	688,362
Twenty-First Century Fox, Inc. Class A (a)	8,939	235,811
Twenty-First Century Fox, Inc. Class B (a)	3,546	91,451
Viacom, Inc. Class B (a)	3,051	84,940
The Walt Disney Co. (a)	13,205	1,301,617

		5,070,583

Telecommunications — 3.1%
AT&T, Inc. (a)	52,588	2,059,872
CenturyLink, Inc. (a)	4,754	89,851
Cisco Systems, Inc. (a)	43,087	1,449,016
Juniper Networks, Inc. (a)	3,405	94,761
Level 3 Communications, Inc. (a) (b)	2,561	136,476
Motorola Solutions, Inc. (a)	1,437	121,958
Verizon Communications, Inc. (a)	35,244	1,744,225

		5,696,159

		25,060,924

Consumer, Cyclical — 8.6%
Airlines — 0.5%
Alaska Air Group, Inc. (a)	1,103	84,126
American Airlines Group, Inc. (a)	3,637	172,721
Delta Air Lines, Inc. (a)	5,695	274,613
Southwest Airlines Co. (a)	4,748	265,793
United Continental Holdings, Inc. (a) (b)	2,161	131,562

		928,815

Apparel — 0.5%
Hanesbrands, Inc. (a)	2,974	73,279
Michael Kors Holdings Ltd. (a) (b)	1,363	65,220
NIKE, Inc. Class B (a)	11,397	590,934
Ralph Lauren Corp. (a)	411	36,287
Under Armour, Inc. Class A (a) (b)	1,616	26,632
Under Armour, Inc. Class C (a) (b)	1,787	26,841
VF Corp. (a)	2,682	170,495

		989,688

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.6%
Ford Motor Co. (a)	33,921	$406,034
General Motors Co. (a)	10,967	442,847
PACCAR, Inc. (a)	3,022	218,612

		1,067,493

Auto Parts & Equipment — 0.2%
BorgWarner, Inc. (a)	1,724	88,321
Delphi Automotive PLC (a)	2,268	223,171
The Goodyear Tire & Rubber Co. (a)	2,062	68,561

		380,053

Distribution & Wholesale — 0.2%
Fastenal Co. (a)	2,511	114,452
LKQ Corp. (a) (b)	2,625	94,474
W.W. Grainger, Inc. (a)	487	87,538

		296,464

Home Builders — 0.1%
D.R. Horton, Inc. (a)	3,021	120,628
Lennar Corp. Class A (a)	1,839	97,099
PulteGroup, Inc. (a)	2,438	66,631

		284,358

Home Furnishing — 0.1%
Leggett & Platt, Inc. (a)	1,226	58,517
Whirlpool Corp. (a)	641	118,226

		176,743

Housewares — 0.1%
Newell Brands, Inc. (a)	4,260	181,774

Leisure Time — 0.2%
Carnival Corp. (a)	3,558	229,740
Harley-Davidson, Inc. (a)	1,529	73,713
Royal Caribbean Cruises Ltd. (a)	1,483	175,795

		479,248

Lodging — 0.4%
Hilton Worldwide Holdings, Inc. (a)	1,785	123,968
Marriott International, Inc. Class A (a)	2,733	301,341
MGM Resorts International (a)	4,064	132,446
Wyndham Worldwide Corp. (a)	837	88,228
Wynn Resorts Ltd. (a)	708	105,435

		751,418

Retail — 5.5%
Advance Auto Parts, Inc. (a)	623	61,802
AutoZone, Inc. (a) (b)	250	148,777
Best Buy Co., Inc. (a)	2,198	125,198
CarMax, Inc. (a) (b)	1,658	125,693
Chipotle Mexican Grill, Inc. (a) (b)	190	58,488
Coach, Inc. (a)	2,475	99,693
Costco Wholesale Corp. (a)	3,799	624,138
CVS Health Corp. (a)	8,845	719,275
Darden Restaurants, Inc. (a)	1,057	83,270
Dollar General Corp. (a)	2,336	189,333

	Number of Shares	Value
Dollar Tree, Inc. (a) (b)	1,978	$171,730
Foot Locker, Inc. (a)	1,218	42,898
The Gap, Inc. (a)	2,014	59,473
Genuine Parts Co. (a)	1,135	108,563
The Home Depot, Inc. (a)	10,091	1,650,484
Kohl’s Corp. (a)	1,471	67,151
L Brands, Inc. (a)	2,034	84,635
Lowe’s Cos., Inc. (a)	7,103	567,814
Macy’s, Inc. (a)	2,865	62,514
McDonald’s Corp. (a)	7,034	1,102,087
Nordstrom, Inc. (a)	995	46,914
O’Reilly Automotive, Inc. (a) (b)	753	162,174
PVH Corp. (a)	700	88,242
Ross Stores, Inc. (a)	3,159	203,977
Signet Jewelers Ltd. (a)	663	44,123
Starbucks Corp. (a)	12,570	675,135
Target Corp. (a)	4,709	277,878
Tiffany & Co. (a)	978	89,761
The TJX Cos., Inc. (a)	5,521	407,063
Tractor Supply Co. (a)	1,181	74,745
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	507	114,612
Wal-Mart Stores, Inc. (a)	12,482	975,343
Walgreens Boots Alliance, Inc. (a)	7,749	598,378
Yum! Brands, Inc. (a)	2,814	207,139

		10,118,500

Textiles — 0.1%
Mohawk Industries, Inc. (a) (b)	545	134,893

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. (a)	961	93,861
Mattel, Inc. (a)	3,075	47,601

		141,462

		15,930,909

Consumer, Non-cyclical — 22.6%
Agriculture — 1.5%
Altria Group, Inc. (a)	16,254	1,030,829
Archer-Daniels-Midland Co. (a)	4,895	208,087
Philip Morris International, Inc. (a)	13,435	1,491,419

		2,730,335

Beverages — 2.0%
Brown-Forman Corp. Class B (a)	1,590	86,337
The Coca-Cola Co. (a)	33,267	1,497,348
Constellation Brands, Inc. Class A (a)	1,477	294,588
Dr. Pepper Snapple Group, Inc. (a)	1,592	140,844
Molson Coors Brewing Co. Class B (a)	1,600	130,624
Monster Beverage Corp. (a) (b)	3,385	187,021
PepsiCo, Inc. (a)	12,341	1,375,158

		3,711,920

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc. (a) (b)	1,920	$269,357
Amgen, Inc. (a)	6,224	1,160,465
Biogen, Inc. (a) (b)	1,842	576,767
Celgene Corp. (a) (b)	6,754	984,868
Gilead Sciences, Inc. (a)	11,331	918,038
Illumina, Inc. (a) (b)	1,253	249,597
Incyte Corp. (a) (b)	1,497	174,760
Regeneron Pharmaceuticals, Inc. (a) (b)	668	298,676
Vertex Pharmaceuticals, Inc. (a) (b)	2,129	323,693

		4,956,221

Commercial Services — 1.7%
Automatic Data Processing, Inc. (a)	3,837	419,461
Cintas Corp. (a)	707	102,006
Ecolab, Inc. (a)	2,238	287,829
Equifax, Inc. (a)	1,048	111,078
Gartner, Inc. (a) (b)	803	99,901
Global Payments, Inc. (a)	1,353	128,576
H&R Block, Inc. (a)	1,881	49,809
IHS Markit Ltd. (a) (b)	3,231	142,422
Moody’s Corp. (a)	1,470	204,639
Nielsen Holdings PLC (a)	2,973	123,231
PayPal Holdings, Inc. (a) (b)	9,690	620,451
Quanta Services, Inc. (a) (b)	1,344	50,225
Robert Half International, Inc. (a)	1,168	58,797
S&P Global, Inc. (a)	2,264	353,886
Total System Services, Inc. (a)	1,495	97,922
United Rentals, Inc. (a) (b)	735	101,974
Verisk Analytics, Inc. (a) (b)	1,313	109,228
The Western Union Co. (a)	4,272	82,022

		3,143,457

Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co. (a)	7,585	552,567
Coty, Inc. Class A (a)	4,013	66,335
The Estee Lauder Cos., Inc. Class A (a)	1,949	210,180
The Procter & Gamble Co. (a)	21,852	1,988,095

		2,817,177

Foods — 1.4%
Campbell Soup Co. (a)	1,653	77,393
Conagra Brands, Inc. (a)	3,361	113,400
General Mills, Inc. (a)	5,014	259,525
The Hershey Co. (a)	1,223	133,515
Hormel Foods Corp. (a)	2,458	79,000
The J.M. Smucker Co. (a)	955	100,208
Kellogg Co. (a)	2,222	138,586
The Kraft Heinz Co. (a)	5,185	402,097
The Kroger Co. (a)	8,060	161,683
McCormick & Co., Inc. (a)	992	101,819
Mondelez International, Inc. Class A (a)	13,151	534,720

	Number of Shares	Value
Sysco Corp. (a)	4,223	$227,831
Tyson Foods, Inc. Class A (a)	2,518	177,393

		2,507,170

Health Care – Products — 3.2%
Abbott Laboratories (a)	15,077	804,509
Align Technology, Inc. (a) (b)	665	123,870
Baxter International, Inc. (a)	4,257	267,127
Becton, Dickinson & Co. (a)	1,965	385,042
Boston Scientific Corp. (a) (b)	11,754	342,864
C.R. Bard, Inc. (a)	643	206,081
The Cooper Cos., Inc. (a)	401	95,081
Danaher Corp. (a)	5,270	452,061
DENTSPLY SIRONA, Inc. (a)	2,028	121,295
Edwards Lifesciences Corp. (a) (b)	1,778	194,353
Henry Schein, Inc. (a) (b)	1,384	113,474
Hologic, Inc. (a) (b)	2,466	90,477
IDEXX Laboratories, Inc. (a) (b)	725	112,730
Intuitive Surgical, Inc. (a) (b)	315	329,452
Medtronic PLC (a)	11,574	900,110
Patterson Cos., Inc. (a)	663	25,625
ResMed, Inc. (a)	1,171	90,120
Stryker Corp. (a)	2,708	384,590
Thermo Fisher Scientific, Inc. (a)	3,478	658,038
Varian Medical Systems, Inc. (a) (b)	743	74,345
Zimmer Biomet Holdings, Inc. (a)	1,771	207,366

		5,978,610

Health Care – Services — 2.2%
Aetna, Inc. (a)	2,837	451,111
Anthem, Inc. (a)	2,294	435,585
Centene Corp. (a) (b)	1,515	146,607
Cigna Corp. (a)	2,218	414,633
DaVita, Inc. (a) (b)	1,373	81,542
Envision Healthcare Corp. (a) (b)	1,006	45,220
HCA Healthcare, Inc. (a) (b)	2,436	193,881
Humana, Inc. (a)	1,247	303,807
Laboratory Corp. of America Holdings (a) (b)	921	139,043
Quest Diagnostics, Inc. (a)	1,239	116,020
Quintiles IMS Holdings, Inc. (a) (b)	1,184	112,563
UnitedHealth Group, Inc. (a)	8,333	1,632,018
Universal Health Services, Inc. Class B (a)	793	87,975

		4,160,005

Household Products & Wares — 0.4%
Avery Dennison Corp. (a)	821	80,737
Church & Dwight Co., Inc. (a)	2,207	106,929
The Clorox Co. (a)	1,141	150,510
Kimberly-Clark Corp. (a)	3,040	357,747

		695,923

Pharmaceuticals — 6.0%
AbbVie, Inc. (a)	13,695	1,216,938

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Allergan PLC (a)	2,897	$593,740
AmerisourceBergen Corp. (a)	1,421	117,588
Bristol-Myers Squibb Co. (a)	13,980	891,085
Cardinal Health, Inc. (a)	2,717	181,822
Eli Lilly & Co. (a)	8,206	701,941
Express Scripts Holding Co. (a) (b)	4,774	302,290
Johnson & Johnson (a)	23,045	2,996,080
McKesson Corp. (a)	1,795	275,730
Merck & Co., Inc. (a)	23,627	1,512,837
Mylan NV (a) (b)	4,647	145,776
Perrigo Co. PLC (a)	1,229	104,035
Pfizer, Inc. (a)	51,534	1,839,764
Zoetis, Inc. (a)	4,219	269,003

		11,148,629

		41,849,447

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp. (a)	2,905	73,351

Energy — 6.1%
Oil & Gas — 4.9%
Anadarko Petroleum Corp. (a)	4,732	231,158
Andeavor (a)	1,150	118,623
Apache Corp. (a)	3,366	154,163
Cabot Oil & Gas Corp. (a)	3,885	103,924
Chesapeake Energy Corp. (a) (b)	7,048	30,306
Chevron Corp. (a)	16,348	1,920,890
Cimarex Energy Co. (a)	850	96,620
Concho Resources, Inc. (a) (b)	1,230	162,016
ConocoPhillips (a)	10,558	528,428
Devon Energy Corp. (a)	4,638	170,261
EOG Resources, Inc. (a)	5,042	487,763
EQT Corp. (a)	1,530	99,817
Exxon Mobil Corp. (a)	36,307	2,976,448
Helmerich & Payne, Inc. (a)	913	47,576
Hess Corp. (a)	2,342	109,816
Marathon Oil Corp. (a)	7,515	101,903
Marathon Petroleum Corp. (a)	4,427	248,266
Newfield Exploration Co. (a) (b)	1,681	49,875
Noble Energy, Inc. (a)	4,058	115,085
Occidental Petroleum Corp. (a)	6,348	407,605
Phillips 66 (a)	3,755	343,996
Pioneer Natural Resources Co. (a)	1,470	216,884
Range Resources Corp. (a)	1,772	34,678
Valero Energy Corp. (a)	3,831	294,719

		9,050,820

Oil & Gas Services — 0.8%
Baker Hughes a GE Co. (a)	3,707	135,750
Halliburton Co. (a)	7,332	337,492
National Oilwell Varco, Inc. (a)	3,289	117,516
Schlumberger Ltd. (a)	12,035	839,562
TechnipFMC PLC (a) (b)	3,834	107,045

		1,537,365

	Number of Shares	Value
Pipelines — 0.4%
Kinder Morgan, Inc. (a)	16,796	$322,147
ONEOK, Inc. (a)	3,351	185,679
The Williams Cos., Inc. (a)	7,234	217,092

		724,918

		11,313,103

Financial — 18.9%
Banks — 7.9%
Bank of America Corp. (a)	84,171	2,132,893
The Bank of New York Mellon Corp. (a)	8,733	463,024
BB&T Corp. (a)	6,848	321,445
Capital One Financial Corp. (a)	4,097	346,852
Citigroup, Inc. (a)	23,411	1,702,916
Citizens Financial Group, Inc. (a)	4,400	166,628
Comerica, Inc. (a)	1,509	115,076
Fifth Third Bancorp (a)	5,971	167,069
The Goldman Sachs Group, Inc. (a)	3,054	724,378
Huntington Bancshares, Inc. (a)	8,743	122,052
JP Morgan Chase & Co. (a)	30,215	2,885,835
KeyCorp (a)	9,537	179,486
M&T Bank Corp. (a)	1,309	210,801
Morgan Stanley (a)	12,321	593,503
Northern Trust Corp. (a)	1,878	172,645
The PNC Financial Services Group, Inc. (a)	4,193	565,091
Regions Financial Corp. (a)	10,663	162,398
State Street Corp. (a)	3,237	309,263
SunTrust Banks, Inc. (a)	4,123	246,432
US Bancorp (a)	13,799	739,488
Wells Fargo & Co. (a)	38,369	2,116,050
Zions Bancorp (a)	1,783	84,122

		14,527,447

Diversified Financial Services — 3.6%
Affiliated Managers Group, Inc. (a)	498	94,535
Alliance Data Systems Corp. (a)	373	82,638
American Express Co. (a)	6,216	562,299
Ameriprise Financial, Inc. (a)	1,343	199,449
BlackRock, Inc. (a)	1,041	465,421
CBOE Holdings, Inc. (a)	1,019	109,675
The Charles Schwab Corp. (a)	10,510	459,707
CME Group, Inc. (a)	2,897	393,065
Discover Financial Services (a)	3,227	208,077
E*TRADE Financial Corp. (a) (b)	2,454	107,019
Franklin Resources, Inc. (a)	2,621	116,661
Intercontinental Exchange, Inc. (a)	5,052	347,072
Invesco Ltd. (a)	3,480	121,939
Mastercard, Inc. Class A (a)	8,083	1,141,320
Nasdaq, Inc. (a)	989	76,717
Navient Corp. (a)	2,663	39,998
Raymond James Financial, Inc. (a)	1,032	87,029
Synchrony Financial (a)	6,477	201,111

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
T. Rowe Price Group, Inc. (a)	2,105	$190,818
Visa, Inc. Class A (a)	15,654	1,647,427

		6,651,977

Insurance — 4.4%
Aflac, Inc. (a)	3,416	278,028
The Allstate Corp. (a)	3,209	294,939
American International Group, Inc. (a)	7,837	481,113
Aon PLC (a)	2,262	330,478
Arthur J Gallagher & Co. (a)	1,492	91,833
Assurant, Inc. (a)	459	43,844
Berkshire Hathaway, Inc. Class B (a) (b)	16,428	3,011,581
Brighthouse Financial, Inc. (a) (b)	849	51,619
Chubb Ltd. (a)	4,030	574,477
Cincinnati Financial Corp. (a)	1,225	93,798
Everest Re Group Ltd. (a)	361	82,449
The Hartford Financial Services Group, Inc. (a)	3,271	181,312
Lincoln National Corp. (a)	1,948	143,139
Loews Corp. (a)	1,886	90,264
Marsh & McLennan Cos., Inc. (a)	4,446	372,619
MetLife, Inc. (a)	8,953	465,108
Principal Financial Group, Inc. (a)	2,384	153,387
The Progressive Corp. (a)	5,111	247,475
Prudential Financial, Inc. (a)	3,650	388,068
Torchmark Corp. (a)	982	78,648
The Travelers Cos., Inc. (a)	2,224	272,485
Unum Group (a)	2,055	105,072
Willis Towers Watson PLC (a)	1,179	181,837
XL Group Ltd. (a)	2,136	84,265

		8,097,838

Real Estate — 0.1%
CBRE Group, Inc. Class A (a) (b)	2,647	100,268

Real Estate Investment Trusts (REITS) — 2.9%
Alexandria Real Estate Equities, Inc. (a)	801	95,295
American Tower Corp. (a)	3,688	504,076
Apartment Investment & Management Co. Class A (a)	1,362	59,737
AvalonBay Communities, Inc. (a)	1,160	206,967
Boston Properties, Inc. (a)	1,356	166,625
Crown Castle International Corp. (a)	3,468	346,731
Digital Realty Trust, Inc. (a)	1,690	199,978
Duke Realty Corp. (a)	2,766	79,716
Equinix, Inc. (a)	680	303,484
Equity Residential (a)	3,176	209,394
Essex Property Trust, Inc. (a)	581	147,591
Extra Space Storage, Inc. (a)	1,116	89,191
Federal Realty Investment Trust (a)	618	76,762
GGP, Inc. (a)	5,596	116,229
HCP, Inc. (a)	3,863	107,507

	Number of Shares	Value
Host Hotels & Resorts, Inc. (a)	6,508	$120,333
Iron Mountain, Inc. (a)	2,212	86,047
Kimco Realty Corp. (a)	3,815	74,583
The Macerich Co. (a)	680	37,380
Mid-America Apartment Communities, Inc. (a)	1,007	107,628
Prologis, Inc. (a)	4,590	291,281
Public Storage (a)	1,283	274,549
Realty Income Corp. (a)	2,250	128,677
Regency Centers Corp. (a)	1,315	81,583
SBA Communications Corp. (a) (b)	1,046	150,676
Simon Property Group, Inc. (a)	2,671	430,058
SL Green Realty Corp. (a)	918	93,012
UDR, Inc. (a)	2,302	87,545
Ventas, Inc. (a)	2,991	194,804
Vornado Realty Trust (a)	1,452	111,630
Welltower, Inc. (a)	3,217	226,091
Weyerhaeuser Co. (a)	6,602	224,666

		5,429,826

Savings & Loans — 0.0%
People’s United Financial, Inc. (a)	2,973	53,930

		34,861,286

Industrial — 10.3%
Aerospace & Defense — 2.5%
Arconic, Inc. (a)	3,130	77,874
The Boeing Co. (a)	4,770	1,212,582
General Dynamics Corp. (a)	2,346	482,291
Harris Corp. (a)	1,083	142,609
L3 Technologies, Inc. (a)	672	126,625
Lockheed Martin Corp. (a)	2,166	672,088
Northrop Grumman Corp. (a)	1,498	431,005
Raytheon Co. (a)	2,519	469,995
Rockwell Collins, Inc. (a)	1,361	177,896
TransDigm Group, Inc. (a)	434	110,952
United Technologies Corp. (a)	6,387	741,403

		4,645,320

Building Materials — 0.4%
Fortune Brands Home & Security, Inc. (a)	1,319	88,676
Johnson Controls International PLC (a)	8,052	324,415
Martin Marietta Materials, Inc. (a)	558	115,076
Masco Corp. (a)	2,886	112,583
Vulcan Materials Co. (a)	1,089	130,245

		770,995

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc. (a)	370	63,374
AMETEK, Inc. (a)	1,975	130,429
Emerson Electric Co. (a)	5,529	347,442

		541,245

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 1.4%
Agilent Technologies, Inc. (a)	2,841	$182,392
Allegion PLC (a)	810	70,041
Amphenol Corp. Class A (a)	2,689	227,597
Corning, Inc. (a)	7,900	236,368
FLIR Systems, Inc. (a)	1,108	43,112
Fortive Corp. (a)	2,670	189,009
Garmin Ltd. (a)	965	52,081
Honeywell International, Inc. (a)	6,481	918,617
Mettler-Toledo International, Inc. (a) (b)	212	132,746
PerkinElmer, Inc. (a)	920	63,452
TE Connectivity Ltd. (a)	3,116	258,815
Waters Corp. (a) (b)	697	125,126

		2,499,356

Engineering & Construction — 0.1%
Fluor Corp. (a)	1,022	43,026
Jacobs Engineering Group, Inc. (a)	1,015	59,144

		102,170

Environmental Controls — 0.2%
Republic Services, Inc. (a)	1,919	126,769
Stericycle, Inc. (a) (b)	712	50,994
Waste Management, Inc. (a)	3,527	276,058

		453,821

Hand & Machine Tools — 0.2%
Snap-on, Inc. (a)	527	78,528
Stanley Black & Decker, Inc. (a)	1,318	198,979

		277,507

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. (a)	5,082	633,776

Machinery – Diversified — 0.6%
Cummins, Inc. (a)	1,347	226,337
Deere & Co. (a)	2,724	342,107
Flowserve Corp. (a)	1,113	47,403
Rockwell Automation, Inc. (a)	1,116	198,882
Roper Technologies, Inc. (a)	865	210,541
Xylem, Inc. (a)	1,448	90,688

		1,115,958

Miscellaneous – Manufacturing — 2.4%
3M Co. (a)	5,188	1,088,961
A.O. Smith Corp. (a)	1,181	70,187
Dover Corp. (a)	1,386	126,667
Eaton Corp. PLC (a)	3,662	281,205
General Electric Co. (a)	74,056	1,790,674
Illinois Tool Works, Inc. (a)	2,676	395,941
Ingersoll-Rand PLC (a)	2,162	192,785
Parker-Hannifin Corp. (a)	1,171	204,948
Pentair PLC (a)	1,471	99,969
Textron, Inc. (a)	2,337	125,918

		4,377,255

	Number of Shares	Value
Packaging & Containers — 0.2%
Ball Corp. (a)	2,887	$119,233
Packaging Corp. of America (a)	787	90,254
Sealed Air Corp. (a)	1,782	76,127
WestRock Co. (a)	2,144	121,629

		407,243

Transportation — 1.7%
C.H. Robinson Worldwide, Inc. (a)	1,198	91,168
CSX Corp. (a)	7,934	430,499
Expeditors International of Washington, Inc. (a)	1,591	95,237
FedEx Corp. (a)	2,147	484,320
J.B. Hunt Transport Services, Inc. (a)	790	87,753
Kansas City Southern (a)	910	98,899
Norfolk Southern Corp. (a)	2,487	328,881
Union Pacific Corp. (a)	6,801	788,712
United Parcel Service, Inc. Class B (a)	5,980	718,138

		3,123,607

		18,948,253

Technology — 14.8%
Computers — 5.5%
Accenture PLC Class A (a)	5,261	710,603
Apple, Inc. (a)	44,383	6,840,308
Cognizant Technology Solutions Corp. Class A (a)	5,089	369,156
CSRA, Inc. (a)	1,196	38,595
DXC Technology Co. (a)	2,461	211,351
Hewlett Packard Enterprise Co. (a)	14,521	213,604
HP, Inc. (a)	14,243	284,290
International Business Machines Corp. (a)	7,496	1,087,520
NetApp, Inc. (a)	2,266	99,160
Seagate Technology PLC (a)	2,674	88,696
Western Digital Corp. (a)	2,539	219,370

		10,162,653

Office & Business Equipment — 0.0%
Xerox Corp. (a)	1,879	62,552

Semiconductors — 3.8%
Advanced Micro Devices, Inc. (a) (b)	6,954	88,663
Analog Devices, Inc. (a)	3,178	273,848
Applied Materials, Inc. (a)	9,207	479,593
Broadcom Ltd. (a)	3,485	845,252
Intel Corp. (a)	40,610	1,546,429
KLA-Tencor Corp. (a)	1,356	143,736
Lam Research Corp. (a)	1,363	252,210
Microchip Technology, Inc. (a)	2,007	180,188
Micron Technology, Inc. (a) (b)	9,654	379,692
NVIDIA Corp. (a)	5,123	915,839
Qorvo, Inc. (a) (b)	1,124	79,444
QUALCOMM, Inc. (a)	12,812	664,174

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Skyworks Solutions, Inc. (a)	1,640	$167,116
Texas Instruments, Inc. (a)	8,387	751,811
Xilinx, Inc. (a)	2,056	145,626

		6,913,621

Software — 5.5%
Activision Blizzard, Inc. (a)	6,393	412,412
Adobe Systems, Inc. (a) (b)	4,285	639,236
Akamai Technologies, Inc. (a) (b)	1,357	66,113
ANSYS, Inc. (a) (b)	762	93,520
Autodesk, Inc. (a) (b)	1,838	206,334
CA, Inc. (a)	2,689	89,759
Cadence Design Systems, Inc. (a) (b)	2,422	95,596
Cerner Corp. (a) (b)	2,609	186,074
Citrix Systems, Inc. (a) (b)	1,063	81,660
Electronic Arts, Inc. (a) (b)	2,700	318,762
Fidelity National Information Services, Inc. (a)	2,858	266,909
Fiserv, Inc. (a) (b)	1,818	234,449
Intuit, Inc. (a)	2,080	295,651
Microsoft Corp. (a)	66,208	4,931,834
Oracle Corp. (a)	25,928	1,253,619
Paychex, Inc. (a)	2,781	166,749
Red Hat, Inc. (a) (b)	1,486	164,738
salesforce.com, Inc. (a) (b)	5,812	542,957
Synopsys, Inc. (a) (b)	1,209	97,361

		10,143,733

		27,282,559

Utilities — 3.1%
Electric — 2.9%
AES Corp. (a)	5,869	64,676
Alliant Energy Corp. (a)	1,733	72,041
Ameren Corp. (a)	2,172	125,628
American Electric Power Co., Inc. (a)	3,961	278,221
CenterPoint Energy, Inc. (a)	3,692	107,843
CMS Energy Corp. (a)	2,412	111,724
Consolidated Edison, Inc. (a)	2,649	213,721
Dominion Energy, Inc. (a)	5,363	412,576
DTE Energy Co. (a)	1,586	170,273
Duke Energy Corp. (a)	6,088	510,905
Edison International (a)	2,871	221,555
Entergy Corp. (a)	1,573	120,114
Eversource Energy (a)	2,761	166,875
Exelon Corp. (a)	8,385	315,863
FirstEnergy Corp. (a)	3,938	121,409
NextEra Energy, Inc. (a)	4,034	591,183
NRG Energy, Inc. (a)	2,744	70,219
PG&E Corp. (a)	4,245	289,042
Pinnacle West Capital Corp. (a)	968	81,854
PPL Corp. (a)	6,018	228,383
Public Service Enterprise Group, Inc. (a)	4,275	197,719
SCANA Corp. (a)	1,266	61,388

	Number of Shares	Value
The Southern Co. (a)	8,703	$427,665
WEC Energy Group, Inc. (a)	2,724	171,013
Xcel Energy, Inc. (a)	4,421	209,202

		5,341,092

Gas — 0.1%
NiSource, Inc. (a)	2,737	70,040
Sempra Energy (a)	2,147	245,037

		315,077

Water — 0.1%
American Water Works Co., Inc. (a)	1,546	125,087

		5,781,256

TOTAL COMMON STOCK (Cost $139,494,411)		185,612,175

TOTAL EQUITIES (Cost $139,494,411)		185,612,175

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (a) (c) (d)	$359,000	-

TOTAL CORPORATE DEBT (Cost $0)		-

TOTAL BONDS & NOTES (Cost $0)		-

TOTAL PURCHASED OPTIONS (#) — 0.3%
(Cost $1,204,980)		475,970

TOTAL LONG-TERM INVESTMENTS (Cost $140,699,391)		186,088,145

SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (e)	2,435,450	2,435,450

TOTAL SHORT-TERM INVESTMENTS (Cost $2,435,450)		2,435,450

TOTAL INVESTMENTS — 102.0% (Cost $143,134,841) (f)		188,523,595

Other Assets/(Liabilities) — (2.0)%		(3,692,567)

NET ASSETS — 100.0%		$184,831,028

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities are pledged/held as collateral for written options. (Note 2).
(b)	Non-income producing security.
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2017, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Maturity value of $2,435,460. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $2,489,086.
(f)	See Note 3 for aggregate cost for federal tax purposes.

(#) The Fund had the following open Purchased Options contracts at September 30, 2017:

Purchased Options

Counterparty	Units	Notional Amount	Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put
	85	8,500	10/20/17	S&P 500 Index, Strike 2,250.00	$129,838	$5,525	$(124,313)
	86	8,600	11/17/17	S&P 500 Index, Strike 2,250.00	137,725	25,370	(112,355)
	87	8,700	11/17/17	S&P 500 Index, Strike 2,275.00	131,587	30,015	(101,572)
	86	8,600	11/17/17	S&P 500 Index, Strike 2,300.00	121,905	34,400	(87,505)
	123	12,300	12/15/17	S&P 500 Index, Strike 2,250.00	273,368	86,100	(187,268)
	71	7,100	12/15/17	S&P 500 Index, Strike 2,300.00	83,247	63,900	(19,347)
	106	10,600	12/15/17	S&P 500 Index, Strike 2,325.00	156,085	115,010	(41,075)
	90	9,000	1/19/18	S&P 500 Index, Strike 2,250.00	171,225	115,650	(55,575)

					$1,204,980	$475,970	$(729,010)

The Fund had the following open Written Options contracts at September 30, 2017:

Written Options

Counterparty	Units	Notional Amount	Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
	81	8,100	10/06/17	S&P 500 Index, Strike 2,480.00	$153,706	$306,423	$(152,717)
	82	8,200	10/13/17	S&P 500 Index, Strike 2,510.00	83,435	148,830	(65,395)
	84	8,400	10/20/17	S&P 500 Index, Strike 2,475.00	327,390	418,404	(91,014)
	86	8,600	10/20/17	S&P 500 Index, Strike 2,490.00	227,685	312,610	(84,925)
	85	8,500	10/20/17	S&P 500 Index, Strike 2,500.00	189,337	233,750	(44,413)
	76	7,600	11/17/17	S&P 500 Index, Strike 2,425.00	553,090	774,060	(220,970)
	77	7,700	11/17/17	S&P 500 Index, Strike 2,475.00	343,997	462,000	(118,003)
	82	8,200	11/17/17	S&P 500 Index, Strike 2,500.00	237,595	327,180	(89,585)
	81	8,100	12/15/17	S&P 500 Index, Strike 2,475.00	514,148	584,010	(69,862)

					$2,630,383	$3,567,267	$(936,884)

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.1%

COMMON STOCK — 93.3%
Basic Materials — 3.6%
Chemicals — 3.0%
Air Products & Chemicals, Inc.	32,000	$4,839,040
Ashland Global Holdings, Inc.	26,000	1,700,140
RPM International, Inc.	64,000	3,285,760
Valvoline, Inc.	177,000	4,150,650

		13,975,590

Mining — 0.6%
Franco-Nevada Corp.	36,000	2,789,280

		16,764,870

Communications — 3.3%
Internet — 2.6%
Dropbox, Inc. Class B (a) (b) (c)	9,011	108,222
IAC/InterActiveCorp (c)	32,000	3,762,560
Match Group, Inc. (c) (d)	39,000	904,410
Symantec Corp.	40,000	1,312,400
TripAdvisor, Inc. (c) (d)	23,000	932,190
VeriSign, Inc. (c) (d)	40,000	4,255,600
Zillow Group, Inc. Class A (c)	8,000	321,200
Zillow Group, Inc. Class C (c) (d)	8,000	321,680

		11,918,262

Media — 0.2%
FactSet Research Systems, Inc.	5,000	900,550

Telecommunications — 0.5%
DigitalGlobe, Inc. (c)	71,000	2,502,750

		15,321,562

Consumer, Cyclical — 14.4%
Airlines — 0.5%
United Continental Holdings, Inc. (c)	40,000	2,435,200

Auto Manufacturers — 0.4%
Ferrari NV (d)	16,000	1,767,680

Auto Parts & Equipment — 0.4%
WABCO Holdings, Inc. (c)	12,000	1,776,000

Distribution & Wholesale — 0.7%
HD Supply Holdings, Inc. (c)	93,000	3,354,510

Entertainment — 0.6%
Vail Resorts, Inc.	12,000	2,737,440

Food Services — 0.6%
Aramark	72,000	2,923,920

Leisure Time — 2.0%
Norwegian Cruise Line Holdings Ltd. (c)	135,000	7,296,750
Royal Caribbean Cruises Ltd.	16,000	1,896,640

		9,193,390

	Number of Shares	Value
Lodging — 2.0%
Marriott International, Inc. Class A	52,000	$5,733,520
MGM Resorts International	114,000	3,715,260

		9,448,780

Retail — 7.2%
AutoZone, Inc. (c)	2,000	1,190,220
Burlington Stores, Inc. (c)	24,000	2,291,040
CarMax, Inc. (c) (d)	52,000	3,942,120
Casey’s General Stores, Inc. (d)	24,000	2,626,800
Coach, Inc.	168,000	6,767,040
Dollar General Corp.	88,000	7,132,400
L Brands, Inc.	39,000	1,622,790
The Michaels Cos., Inc. (c)	120,000	2,576,400
O’Reilly Automotive, Inc. (c)	18,000	3,876,660
PVH Corp.	14,000	1,764,840

		33,790,310

		67,427,230

Consumer, Non-cyclical — 27.0%
Biotechnology — 2.4%
Alnylam Pharmaceuticals, Inc. (c)	25,000	2,937,250
Bioverativ, Inc. (c)	11,000	627,770
Illumina, Inc. (c)	13,000	2,589,600
Incyte Corp. (c)	17,000	1,984,580
Kite Pharma, Inc. (c)	7,000	1,258,670
Vertex Pharmaceuticals, Inc. (c)	12,000	1,824,480

		11,222,350

Commercial Services — 9.1%
CoreLogic, Inc. (c)	80,000	3,697,600
CoStar Group, Inc. (c)	8,200	2,199,650
Equifax, Inc.	28,000	2,967,720
FleetCor Technologies, Inc. (c)	16,000	2,476,320
Gartner, Inc. (c)	16,000	1,990,560
Global Payments, Inc.	52,000	4,941,560
IHS Markit Ltd. (c)	83,005	3,658,860
KAR Auction Services, Inc.	64,000	3,055,360
MacDonald Dettwiler & Associates Ltd. (d)	32,000	1,820,365
Sabre Corp.	22,352	404,571
ServiceMaster Global Holdings, Inc. (c)	46,000	2,149,580
TransUnion (c)	67,000	3,166,420
Vantiv, Inc. Class A (c)	80,000	5,637,600
Verisk Analytics, Inc. (c)	49,000	4,076,310
WeWork Companies, Inc. Class A (a) (b) (c)	12,099	626,849

		42,869,325

Foods — 1.5%
Conagra Brands, Inc.	52,000	1,754,480
Sprouts Farmers Market, Inc. (c)	96,000	1,801,920
TreeHouse Foods, Inc. (c) (d)	53,000	3,589,690

		7,146,090

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 8.7%
Bruker Corp.	162,000	$4,819,500
The Cooper Cos., Inc.	30,000	7,113,300
DENTSPLY SIRONA, Inc.	44,000	2,631,640
Henry Schein, Inc. (c)	40,000	3,279,600
Hologic, Inc. (c)	184,000	6,750,960
IDEXX Laboratories, Inc. (c)	6,000	932,940
Intuitive Surgical, Inc. (c)	2,000	2,091,760
Teleflex, Inc.	44,000	10,646,680
West Pharmaceutical Services, Inc.	24,000	2,310,240

		40,576,620

Health Care – Services — 2.7%
Acadia Healthcare Co., Inc. (c)	44,000	2,101,440
Envision Healthcare Corp. (c)	108,000	4,854,600
MEDNAX, Inc. (c)	68,000	2,932,160
Quintiles IMS Holdings, Inc. (c)	28,000	2,661,960

		12,550,160

Pharmaceuticals — 2.6%
Alkermes PLC (c)	88,000	4,473,920
Catalent, Inc. (c)	96,000	3,832,320
TESARO, Inc. (c) (d)	6,000	774,600
Zoetis, Inc.	47,000	2,996,720

		12,077,560

		126,442,105

Energy — 1.2%
Oil & Gas — 1.2%
ARC Resources Ltd. (d)	64,000	881,715
Centennial Resource Development, Inc. (b) (c)	19,204	345,096
Centennial Resource Development, Inc. Class A (c) (d)	39,796	715,134
Centennial Resource Development, Inc. Class B (a) (b) (c)	17,000	290,216
Concho Resources, Inc. (c)	24,000	3,161,280

		5,393,441

Financial — 8.8%
Banks — 0.7%
Fifth Third Bancorp	79,000	2,210,420
Webster Financial Corp.	25,000	1,313,750

		3,524,170

Diversified Financial Services — 5.1%
CBOE Holdings, Inc.	68,000	7,318,840
FNF Group	175,000	8,305,500
SLM Corp. (c)	144,000	1,651,680
TD Ameritrade Holding Corp.	131,000	6,392,800

		23,668,820

Insurance — 2.8%
The Progressive Corp.	123,000	5,955,660
Willis Towers Watson PLC	48,000	7,403,040

		13,358,700

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 0.2%
SBA Communications Corp. (c)	6,000	$864,300

		41,415,990

Industrial — 21.1%
Aerospace & Defense — 2.5%
Harris Corp.	48,000	6,320,640
Rockwell Collins, Inc.	40,000	5,228,400

		11,549,040

Building Materials — 0.5%
Martin Marietta Materials, Inc.	12,000	2,474,760

Electrical Components & Equipment — 0.4%
Acuity Brands, Inc. (d)	11,000	1,884,080

Electronics — 6.7%
Agilent Technologies, Inc.	112,000	7,190,400
Allegion PLC	48,000	4,150,560
Coherent, Inc. (c)	4,000	940,680
Fortive Corp.	59,000	4,176,610
Keysight Technologies, Inc. (c)	159,000	6,623,940
National Instruments Corp.	30,000	1,265,100
Sensata Technologies Holding NV (c)	149,000	7,162,430

		31,509,720

Environmental Controls — 1.2%
Waste Connections, Inc.	80,000	5,596,800

Machinery – Construction & Mining — 0.3%
BWX Technologies, Inc.	23,000	1,288,460

Machinery – Diversified — 4.6%
Gardner Denver Holdings, Inc. (c)	38,000	1,045,760
IDEX Corp.	63,000	7,652,610
The Middleby Corp. (c)	10,000	1,281,700
Roper Technologies, Inc.	32,000	7,788,800
Xylem, Inc.	60,000	3,757,800

		21,526,670

Miscellaneous – Manufacturing — 2.5%
Colfax Corp. (c)	35,000	1,457,400
Textron, Inc.	188,000	10,129,440

		11,586,840

Packaging & Containers — 1.3%
Ardagh Group SA	9,000	192,690
Ball Corp.	143,000	5,905,900

		6,098,590

Transportation — 1.1%
J.B. Hunt Transport Services, Inc.	20,000	2,221,600
Kansas City Southern	28,000	3,043,040

		5,264,640

		98,779,600

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 13.9%
Computers — 0.6%
CSRA, Inc.	95,000	$3,065,650

Semiconductors — 4.4%
KLA-Tencor Corp.	23,000	2,438,000
Marvell Technology Group Ltd.	152,000	2,720,800
Microchip Technology, Inc.	96,000	8,618,880
Microsemi Corp. (c)	28,000	1,441,440
Xilinx, Inc.	75,432	5,342,849

		20,561,969

Software — 8.9%
athenahealth, Inc. (c)	6,000	746,160
Atlassian Corp. PLC Class A (c)	55,000	1,933,250
Black Knight Financial Services, Inc. Class A (c) (d)	12,000	516,600
CDK Global, Inc.	37,000	2,334,330
Electronic Arts, Inc. (c)	30,000	3,541,800
Fidelity National Information Services, Inc.	28,000	2,614,920
Fiserv, Inc. (c)	64,000	8,253,440
Guidewire Software, Inc. (c)	18,000	1,401,480
MSCI, Inc.	21,000	2,454,900
Red Hat, Inc. (c)	52,000	5,764,720
ServiceNow, Inc. (c)	8,000	940,240
Splunk, Inc. (c)	35,000	2,325,050
SS&C Technologies Holdings, Inc	64,000	2,569,600
Tableau Software, Inc. Class A (c)	29,000	2,171,810
Veeva Systems, Inc. Class A (c)	16,000	902,560
Workday, Inc. Class A (c)	29,000	3,056,309

		41,527,169

		65,154,788

TOTAL COMMON STOCK (Cost $299,179,842)		436,699,586

PREFERRED STOCK — 0.8%

Communications — 0.3%
Internet — 0.3%
Dropbox, Inc. Series A (a) (b) (c)	11,190	134,392
Dropbox, Inc. Series A 1 (a) (b) (c)	54,965	660,130
Roofoods Ltd. Series F (a) (b) (c)	1,915	677,088

		1,471,610

Consumer, Non-cyclical — 0.5%
Commercial Services — 0.5%
WeWork Companies, Inc. Series D 1 (a) (b) (c)	22,197	1,150,027
WeWork Companies, Inc. Series D 2 (a) (b) (c)	17,440	903,566

		2,053,593

TOTAL PREFERRED STOCK (Cost $1,935,733)		3,525,203

TOTAL EQUITIES (Cost $301,115,575)		440,224,789

	Number of Shares	Value
MUTUAL FUNDS — 7.0%
Diversified Financial Services — 7.0%
State Street Navigator Securities Lending Prime Portfolio (e)	24,413,602	$24,413,602
T. Rowe Price Government Reserve Investment Fund	8,526,914	8,526,914

		32,940,516

TOTAL MUTUAL FUNDS (Cost $32,940,516)		32,940,516

TOTAL LONG-TERM INVESTMENTS (Cost $334,056,091)		473,165,305

	Principal Amount
SHORT-TERM INVESTMENTS — 4.4%
Repurchase Agreement — 4.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (f)	$20,418,155	20,418,155

TOTAL SHORT-TERM INVESTMENTS (Cost $20,418,155)		20,418,155

TOTAL INVESTMENTS — 105.5% (Cost $354,474,246) (g)		493,583,460

Other Assets/(Liabilities) — (5.5)%		(25,602,873)

NET ASSETS — 100.0%		$467,980,587

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2017, these securities amounted to a value of $4,895,586 or 1.05% of net assets.
(c)	Non-income producing security.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2017, was $23,812,761 or 5.09% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $20,418,241. Collateralized by U.S. Government Agency obligations with rates ranging from 2.000% – 2.125%, maturity dates ranging from 8/31/21 – 9/30/21, and an aggregate market value, including accrued interest, of $20,829,861.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.5%

COMMON STOCK — 94.5%
Communications — 1.3%
Telecommunications — 1.3%
Level 3 Communications, Inc. (a)	113,934	$6,071,543

Consumer, Cyclical — 6.3%
Auto Manufacturers — 1.4%
Honda Motor Co. Ltd. Sponsored ADR	157,227	4,647,630
PACCAR, Inc.	25,306	1,830,636

		6,478,266

Auto Parts & Equipment — 0.4%
Delphi Automotive PLC	22,057	2,170,409

Home Builders — 0.9%
PulteGroup, Inc.	159,564	4,360,884

Leisure Time — 0.4%
Carnival Corp.	27,195	1,755,981

Retail — 2.7%
Advance Auto Parts, Inc.	53,301	5,287,459
MSC Industrial Direct Co., Inc. Class A	53,249	4,024,027
Target Corp.	58,913	3,476,456

		12,787,942

Toys, Games & Hobbies — 0.5%
Mattel, Inc.	159,253	2,465,237

		30,018,719

Consumer, Non-cyclical — 17.0%
Foods — 8.5%
Conagra Brands, Inc.	248,439	8,382,332
General Mills, Inc.	124,027	6,419,637
The J.M. Smucker Co.	35,152	3,688,499
Kellogg Co.	88,664	5,529,974
Lamb Weston Holdings, Inc.	33,113	1,552,669
Mondelez International, Inc. Class A	178,850	7,272,041
Orkla ASA	209,546	2,151,524
Sysco Corp.	103,260	5,570,877

		40,567,553

Health Care – Products — 2.8%
STERIS PLC	34,298	3,031,943
Zimmer Biomet Holdings, Inc.	90,076	10,546,999

		13,578,942

Health Care – Services — 2.9%
HCA Healthcare, Inc. (a)	59,356	4,724,144
LifePoint Health, Inc. (a)	100,291	5,806,849
Quest Diagnostics, Inc.	32,672	3,059,406

		13,590,399

	Number of Shares	Value
Pharmaceuticals — 2.8%
Cardinal Health, Inc.	78,243	$5,236,021
Express Scripts Holding Co. (a)	66,148	4,188,491
McKesson Corp.	25,778	3,959,759

		13,384,271

		81,121,165

Energy — 12.7%
Oil & Gas — 9.2%
Anadarko Petroleum Corp.	98,093	4,791,843
Devon Energy Corp.	110,934	4,072,387
EQT Corp.	100,340	6,546,182
Helmerich & Payne, Inc.	57,867	3,015,449
Imperial Oil Ltd.	281,539	8,993,905
Marathon Petroleum Corp.	75,898	4,256,360
Noble Energy, Inc.	212,957	6,039,460
Occidental Petroleum Corp.	98,116	6,300,028

		44,015,614

Oil & Gas Services — 3.0%
Baker Hughes a GE Co.	148,710	5,445,760
Halliburton Co.	56,535	2,602,306
National Oilwell Varco, Inc.	168,892	6,034,511

		14,082,577

Pipelines — 0.5%
Spectra Energy Partners LP (b)	50,999	2,263,336

		60,361,527

Financial — 25.4%
Banks — 10.2%
Bank of Hawaii Corp.	36,099	3,009,213
BB&T Corp.	153,725	7,215,851
Comerica, Inc.	11,094	846,028
Commerce Bancshares, Inc.	67,676	3,909,643
M&T Bank Corp.	34,458	5,549,116
Northern Trust Corp.	151,461	13,923,810
The PNC Financial Services Group, Inc.	23,406	3,154,427
State Street Corp.	9,772	933,617
SunTrust Banks, Inc.	61,328	3,665,575
UMB Financial Corp.	20,943	1,560,044
Westamerica Bancorp.	78,595	4,679,546

		48,446,870

Diversified Financial Services — 3.5%
Ameriprise Financial, Inc.	43,143	6,407,167
Invesco Ltd.	232,093	8,132,539
T. Rowe Price Group, Inc.	25,008	2,266,975

		16,806,681

Insurance — 5.4%
Aflac, Inc.	33,048	2,689,777
Arthur J Gallagher & Co.	53,198	3,274,337

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Brown & Brown, Inc.	46,407	$2,236,353
Chubb Ltd.	44,219	6,303,418
ProAssurance Corp.	37,189	2,032,379
Reinsurance Group of America, Inc.	27,419	3,825,773
Torchmark Corp.	19,000	1,521,710
The Travelers Cos., Inc.	9,827	1,204,004
Unum Group	45,863	2,344,975

		25,432,726

Real Estate Investment Trusts (REITS) — 5.4%
American Tower Corp.	32,493	4,441,143
Boston Properties, Inc.	21,456	2,636,513
Empire State Realty Trust, Inc. Class A	76,991	1,581,395
MGM Growth Properties LLC Class A	94,565	2,856,809
Piedmont Office Realty Trust, Inc. Class A	182,774	3,684,724
Weyerhaeuser Co.	308,526	10,499,140

		25,699,724

Savings & Loans — 0.9%
Capitol Federal Financial, Inc.	303,391	4,459,848

		120,845,849

Industrial — 18.2%
Building Materials — 2.9%
Johnson Controls International PLC	341,081	13,742,153

Electrical Components & Equipment — 2.6%
Emerson Electric Co.	96,038	6,035,028
Hubbell, Inc.	53,908	6,254,406

		12,289,434

Electronics — 2.7%
Keysight Technologies, Inc. (a)	140,058	5,834,816
Koninklijke Philips NV	57,724	2,387,538
TE Connectivity Ltd.	57,709	4,793,310

		13,015,664

Environmental Controls — 0.7%
Republic Services, Inc.	53,633	3,542,996

Machinery – Diversified — 0.9%
Cummins, Inc.	20,048	3,368,665
Rockwell Automation, Inc.	4,404	784,837

		4,153,502

Miscellaneous – Manufacturing — 3.2%
Eaton Corp. PLC	46,102	3,540,173
Ingersoll-Rand PLC	53,019	4,727,704
Parker-Hannifin Corp.	9,183	1,607,209
Textron, Inc.	98,463	5,305,186

		15,180,272

Packaging & Containers — 4.1%
Bemis Co., Inc.	70,732	3,223,257
Graphic Packaging Holding Co.	414,800	5,786,460

	Number of Shares	Value
Sonoco Products Co.	89,811	$4,530,965
WestRock Co.	100,931	5,725,816

		19,266,498

Transportation — 1.1%
Heartland Express, Inc.	206,124	5,169,590

		86,360,109

Technology — 4.9%
Semiconductors — 4.9%
Applied Materials, Inc.	128,203	6,678,094
Lam Research Corp.	25,399	4,699,831
Maxim Integrated Products, Inc.	145,045	6,920,097
Teradyne, Inc.	128,478	4,790,945

		23,088,967

Utilities — 8.7%
Electric — 7.2%
Ameren Corp.	61,776	3,573,124
Edison International	86,577	6,681,147
Eversource Energy	35,080	2,120,235
NorthWestern Corp.	53,521	3,047,486
PG&E Corp.	106,495	7,251,245
Pinnacle West Capital Corp.	41,092	3,474,739
Westar Energy, Inc.	26,756	1,327,098
Xcel Energy, Inc.	148,814	7,041,878

		34,516,952

Gas — 1.5%
Atmos Energy Corp.	36,697	3,076,677
Spire, Inc.	52,654	3,930,621

		7,007,298

		41,524,250

TOTAL COMMON STOCK (Cost $395,013,529)		449,392,129

TOTAL EQUITIES (Cost $395,013,529)		449,392,129

MUTUAL FUNDS — 2.7%
Diversified Financial Services — 2.7%
iShares Russell Mid-Cap Value ETF	152,132	12,920,571

TOTAL MUTUAL FUNDS (Cost $12,224,249)		12,920,571

TOTAL LONG-TERM INVESTMENTS (Cost $407,237,778)		462,312,700

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (c)	$12,492,758	$12,492,758

TOTAL SHORT-TERM INVESTMENTS (Cost $12,492,758)		12,492,758

TOTAL INVESTMENTS — 99.8% (Cost $419,730,536) (d)		474,805,458

Other Assets/(Liabilities) — 0.2%		896,027

NET ASSETS — 100.0%		$475,701,485

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $12,492,810. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $12,742,635.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at September 30, 2017:

Forward Contracts

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contract to Buy
EUR	104,014	UBS AG	12/29/17	$123,357	$186

Contracts to Deliver
JPY	316,216,235	Credit Suisse International	12/29/17	$2,844,528	$21,981

NOK	14,320,374	JPMorgan Chase Bank	12/29/17	1,822,502	20,804

CAD	9,356,949	Morgan Stanley & Co.	12/29/17	7,566,612	63,320

EUR	1,784,750	UBS AG	12/29/17	2,115,410	(4,435)

				$14,349,052	$101,670

Currency Legend

CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone

The accompanying notes are an integral part of the portfolio of investments.

MML Moderate Allocation Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 60.0%
MML Blue Chip Growth Fund, Initial Class (a)	5,442,578	$88,550,744
MML Equity Income Fund, Initial Class (a)	8,286,713	98,114,678
MML Equity Index Fund, Class III (a)	2,983,088	86,658,710
MML Focused Equity Fund, Class II (a)	2,212,373	26,526,357
MML Foreign Fund, Initial Class (a)	8,494,019	93,094,444
MML Fundamental Growth Fund, Class II (a)	4,850,060	59,219,230
MML Fundamental Value Fund, Class II (a)	6,606,647	96,457,053
MML Global Fund, Class I (a)	6,880,976	86,012,204
MML Income & Growth Fund, Initial Class (a)	8,178,139	98,137,665
MML International Equity Fund, Class II (a)	7,159,054	83,904,112
MML Large Cap Growth Fund, Initial Class (a)	3,251,231	32,707,379
MML Mid Cap Growth Fund, Initial Class (a)	5,227,554	81,079,366
MML Mid Cap Value Fund, Initial Class (a)	7,414,307	86,005,966
MML Small Cap Growth Equity Fund, Initial Class (a)	1,531,990	21,782,247
MML Small Company Value Fund, Class II (a)	2,424,619	39,569,782
MML Small/Mid Cap Value Fund, Initial Class (a)	1,747,785	23,035,805
MML Strategic Emerging Markets Fund, Class II (a)	4,108,566	45,276,395
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	328,704	25,924,896
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,267,181	55,996,731
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	18,931,762	185,720,588
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	19,586,916	48,967,290
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	450,762	14,244,075

		1,476,985,717

	Number of Shares	Value
Fixed Income Funds — 40.1%
MML Dynamic Bond Fund, Class II (a)	21,782,850	$219,788,956
MML High Yield Fund, Class II (a)	5,016,452	51,970,445
MML Inflation-Protected and Income Fund, Initial Class (a)	7,527,246	76,928,457
MML Managed Bond Fund, Initial Class (a)	26,782,427	336,089,597
MML Short-Duration Bond Fund, Class II (a)	10,328,153	101,629,022
MML Total Return Bond Fund, Class II (a)	19,545,934	201,909,496

		988,315,973

TOTAL MUTUAL FUNDS (Cost $2,428,513,943)		2,465,301,690

TOTAL LONG-TERM INVESTMENTS (Cost $2,428,513,943)		2,465,301,690

TOTAL INVESTMENTS — 100.1% (Cost $2,428,513,943) (b)		2,465,301,690

Other Assets/(Liabilities) — (0.1)%		(1,755,499)

NET ASSETS — 100.0%		$2,463,546,191

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 97.7%
Basic Materials — 3.6%
Chemicals — 3.5%
Ferro Corp. (a)	66,648	$1,486,250
Ingevity Corp. (a)	9,663	603,648
Methanex Corp.	22,960	1,154,888
Minerals Technologies, Inc.	13,893	981,541
Orion Engineered Carbons SA	38,100	855,345
Platform Specialty Products Corp. (a)	103,853	1,157,961
PolyOne Corp.	30,001	1,200,940

		7,440,573

Iron & Steel — 0.1%
Carpenter Technology Corp.	7,000	336,210

		7,776,783

Communications — 6.9%
Internet — 3.5%
Draftkings, Inc. (b) (c)	78,904	122,301
Dropbox, Inc. Class B (b) (c)	10,017	120,304
GoDaddy, Inc. Class A (a)	31,666	1,377,788
Mimecast Ltd. (a)	48,018	1,364,672
Proofpoint, Inc. (a) (d)	7,074	616,994
Quotient Technology, Inc. (a)	39,289	614,873
The Trade Desk, Inc. Class A (a)	14,848	913,300
Veracode, Inc. (Escrow Shares) (a) (b) (c)	10,688	42,966
Wayfair, Inc. Class A (a) (d)	13,536	912,326
Wix.com Ltd. (a)	4,725	339,491
Zendesk, Inc. (a)	24,433	711,245
Zillow Group, Inc. Class C (a) (d)	9,465	380,588

		7,516,848

Media — 0.7%
The New York Times Co. Class A	68,905	1,350,538

Telecommunications — 2.7%
Acacia Communications, Inc. (a) (d)	13,300	626,430
Arista Networks, Inc. (a)	7,185	1,362,348
Ciena Corp. (a)	47,573	1,045,179
Oclaro, Inc. (a) (d)	63,600	548,868
Quantenna Communications, Inc. (a)	47,916	805,468
Vonage Holdings Corp. (a)	165,865	1,350,141

		5,738,434

		14,605,820

Consumer, Cyclical — 12.3%
Airlines — 0.2%
Spirit Airlines, Inc. (a)	14,914	498,277

Apparel — 2.5%
Carter’s, Inc.	16,404	1,619,895
Deckers Outdoor Corp. (a)	18,195	1,244,720

	Number of Shares	Value
Oxford Industries, Inc.	14,475	$919,742
Wolverine World Wide, Inc.	51,091	1,473,975

		5,258,332

Auto Manufacturers — 0.4%
Wabash National Corp. (d)	38,371	875,626

Auto Parts & Equipment — 0.9%
Cooper Tire & Rubber Co. (d)	17,300	647,020
Pirelli & C SpA	21,363	164,118
Tenneco, Inc.	18,884	1,145,692

		1,956,830

Distribution & Wholesale — 0.5%
Beacon Roofing Supply, Inc. (a)	21,484	1,101,055

Entertainment — 1.0%
Cinemark Holdings, Inc.	19,095	691,430
Marriott Vacations Worldwide Corp.	12,313	1,533,338

		2,224,768

Home Builders — 0.5%
TRI Pointe Group, Inc. (a)	85,245	1,177,233

Leisure Time — 2.3%
Acushnet Holdings Corp. (d)	56,179	997,739
Lindblad Expeditions Holdings, Inc. (a)	100,855	1,079,149
Nautilus, Inc. (a)	39,986	675,763
Planet Fitness, Inc. Class A	75,984	2,050,048

		4,802,699

Lodging — 0.4%
Boyd Gaming Corp.	28,900	752,845

Retail — 3.6%
Bloomin’ Brands, Inc.	55,959	984,878
The Cheesecake Factory, Inc. (d)	8,971	377,859
Chico’s FAS, Inc.	122,470	1,096,107
Dave & Buster’s Entertainment, Inc. (a)	9,772	512,835
FirstCash, Inc.	18,075	1,141,436
Five Below, Inc. (a)	4,313	236,697
La-Z-Boy, Inc.	30,313	815,420
Nu Skin Enterprises, Inc. Class A	21,139	1,299,626
Wingstop, Inc. (d)	34,170	1,136,152

		7,601,010

		26,248,675

Consumer, Non-cyclical — 23.1%
Beverages — 0.3%
MGP Ingredients, Inc. (d)	12,633	765,939

Biotechnology — 4.9%
Aduro Biotech, Inc. (a)	47,600	506,940
Bluebird Bio, Inc. (a)	12,074	1,658,364
Blueprint Medicines Corp. (a)	24,617	1,715,066

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dermira, Inc. (a)	38,966	$1,052,082
Exact Sciences Corp. (a)	37,296	1,757,388
Five Prime Therapeutics, Inc. (a)	10,788	441,337
Ionis Pharmaceuticals, Inc. (a) (d)	15,009	760,956
Momenta Pharmaceuticals, Inc. (a)	61,883	1,144,835
Otonomy, Inc. (a)	11,848	38,506
Sage Therapeutics, Inc. (a) (d)	3,244	202,101
Spark Therapeutics, Inc. (a) (d)	8,410	749,836
Ultragenyx Pharmaceutical, Inc. (a)	6,456	343,847

		10,371,258

Commercial Services — 3.8%
The Brink’s Co.	20,174	1,699,659
Cardtronics PLC Class A (a)	33,598	773,090
CoStar Group, Inc. (a)	5,831	1,564,166
HealthEquity, Inc. (a)	14,842	750,708
HMS Holdings Corp. (a)	38,200	758,652
Paylocity Holding Corp. (a)	30,536	1,490,768
TriNet Group, Inc. (a)	31,993	1,075,605

		8,112,648

Foods — 2.8%
Blue Buffalo Pet Products, Inc. (a) (d)	44,044	1,248,647
Calavo Growers, Inc. (d)	14,465	1,058,838
Performance Food Group Co. (a)	86,754	2,450,801
Sanderson Farms, Inc. (d)	7,108	1,148,084

		5,906,370

Health Care – Products — 5.8%
Align Technology, Inc. (a)	7,269	1,353,997
Glaukos Corp. (a) (d)	13,600	448,800
Globus Medical, Inc. Class A (a)	30,297	900,427
Haemonetics Corp. (a)	27,515	1,234,598
Inogen, Inc. (a)	9,701	922,565
Insulet Corp. (a)	75,865	4,178,644
MiMedx Group, Inc. (a) (d)	99,055	1,176,773
Nevro Corp. (a)	6,620	601,626
OraSure Technologies, Inc. (a)	67,040	1,508,400

		12,325,830

Health Care – Services — 2.5%
Acadia Healthcare Co., Inc. (a)	33,737	1,611,279
Kindred Healthcare, Inc.	133,131	905,291
LifePoint Health, Inc. (a)	20,002	1,158,116
Molina Healthcare, Inc. (a) (d)	17,871	1,228,810
Teladoc, Inc. (a) (d)	15,003	497,349

		5,400,845

Pharmaceuticals — 3.0%
Aerie Pharmaceuticals, Inc. (a) (d)	18,886	917,859
Amicus Therapeutics, Inc. (a) (d)	24,811	374,150
Dexcom, Inc. (a) (d)	10,686	522,812
Galapagos NV Sponsored ADR (a)	11,564	1,176,637
Global Blood Therapeutics, Inc. (a)	21,942	681,299

	Number of Shares	Value
Ironwood Pharmaceuticals, Inc. (a) (d)	25,839	$407,481
Neurocrine Biosciences, Inc. (a) (d)	10,800	661,824
Portola Pharmaceuticals, Inc. (a)	15,926	860,482
TESARO, Inc. (a) (d)	6,467	834,890

		6,437,434

		49,320,324

Energy — 3.1%
Energy – Alternate Sources — 0.9%
First Solar, Inc. (a)	19,202	880,988
Pattern Energy Group, Inc. (d)	49,273	1,187,479

		2,068,467

Oil & Gas — 2.2%
Callon Petroleum Co. (a) (d)	76,682	861,906
Centennial Resource Development, Inc. Class A (a) (d)	82,778	1,487,520
Delek US Holdings, Inc.	44,760	1,196,435
SRC Energy, Inc. (a)	113,752	1,099,982

		4,645,843

		6,714,310

Financial — 20.6%
Banks — 5.7%
Ameris Bancorp	23,808	1,142,784
F.N.B. Corp.	77,533	1,087,788
FCB Financial Holdings, Inc. Class A (a)	28,007	1,352,738
MB Financial, Inc.	65,689	2,957,319
South State Corp.	11,014	991,811
State Bank Financial Corp.	40,687	1,165,682
Texas Capital Bancshares, Inc. (a)	14,019	1,202,830
Western Alliance Bancorp (a)	40,698	2,160,250

		12,061,202

Diversified Financial Services — 2.8%
Air Lease Corp.	29,306	1,249,022
Blackhawk Network Holdings, Inc. (a)	30,865	1,351,887
Financial Engines, Inc. (d)	8,801	305,835
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	83,249	2,028,778
PRA Group, Inc. (a) (d)	15,200	435,480
WageWorks, Inc. (a)	11,407	692,405

		6,063,407

Insurance — 3.2%
Assured Guaranty Ltd.	26,838	1,013,134
eHealth, Inc. (a)	45,290	1,081,978
Horace Mann Educators Corp.	23,054	907,175
James River Group Holdings Ltd.	12,200	506,056
Kemper Corp.	17,992	953,576
MGIC Investment Corp. (a)	187,062	2,343,887

		6,805,806

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Private Equity — 0.9%
Kennedy-Wilson Holdings, Inc. (d)	107,552	$1,995,090

Real Estate — 0.3%
Five Point Holdings LLC Class A (a) (d)	46,966	640,616

Real Estate Investment Trusts (REITS) — 5.5%
CoreSite Realty Corp.	11,098	1,241,866
LaSalle Hotel Properties	81,409	2,362,489
Life Storage, Inc.	14,780	1,209,152
MFA Financial, Inc.	128,129	1,122,410
Outfront Media, Inc.	41,495	1,044,844
Potlatch Corp.	18,400	938,400
PS Business Parks, Inc.	10,172	1,357,962
Redwood Trust, Inc.	66,361	1,081,021
Rexford Industrial Realty, Inc.	45,307	1,296,686

		11,654,830

Savings & Loans — 2.2%
Banc of California, Inc. (d)	25,541	529,976
Pacific Premier Bancorp, Inc. (a)	27,945	1,054,924
Sterling Bancorp	124,524	3,069,516

		4,654,416

		43,875,367

Industrial — 15.0%
Aerospace & Defense — 1.5%
Esterline Technologies Corp. (a)	9,700	874,455
Kaman Corp.	22,475	1,253,655
Teledyne Technologies, Inc. (a)	6,560	1,044,221

		3,172,331

Building Materials — 1.2%
JELD-WEN Holding, Inc. (a)	42,105	1,495,570
Masonite International Corp. (a)	13,825	956,690

		2,452,260

Electronics — 1.4%
II-VI, Inc. (a)	22,642	931,718
Itron, Inc. (a)	13,812	1,069,739
Watts Water Technologies, Inc. Class A	15,378	1,064,158

		3,065,615

Environmental Controls — 1.3%
Casella Waste Systems, Inc. Class A (a)	71,748	1,348,863
Clean Harbors, Inc. (a)	26,059	1,477,545

		2,826,408

Hand & Machine Tools — 1.0%
Milacron Holdings Corp. (a)	52,109	878,558
Regal Beloit Corp.	15,503	1,224,737

		2,103,295

	Number of Shares	Value
Machinery – Diversified — 2.5%
Altra Industrial Motion Corp.	28,847	$1,387,541
Chart Industries, Inc. (a)	30,000	1,176,900
The Middleby Corp. (a)	6,664	854,125
Zebra Technologies Corp. Class A (a)	17,308	1,879,302

		5,297,868

Metal Fabricate & Hardware — 2.1%
Advanced Drainage Systems, Inc.	82,748	1,675,647
Rexnord Corp. (a)	63,136	1,604,286
The Timken Co.	25,977	1,261,183

		4,541,116

Miscellaneous – Manufacturing — 0.5%
John Bean Technologies Corp.	10,841	1,096,025

Packaging & Containers — 0.7%
Graphic Packaging Holding Co.	61,443	857,130
KapStone Paper and Packaging Corp.	26,195	562,931

		1,420,061

Transportation — 2.3%
Kirby Corp. (a)	19,012	1,253,841
Knight-Swift Transportation Holdings, Inc. (a)	59,865	2,487,391
Werner Enterprises, Inc.	29,400	1,074,570

		4,815,802

Trucking & Leasing — 0.5%
GATX Corp. (d)	18,430	1,134,551

		31,925,332

Technology — 12.1%
Computers — 0.9%
EPAM Systems, Inc. (a)	12,967	1,140,188
VeriFone Systems, Inc. (a)	35,137	712,579

		1,852,767

Semiconductors — 4.5%
Advanced Micro Devices, Inc. (a) (d)	23,757	302,902
Cavium, Inc. (a)	33,548	2,212,155
Entegris, Inc. (a)	82,878	2,391,030
MACOM Technology Solutions Holdings, Inc. (a) (d)	41,951	1,871,434
Rambus, Inc. (a)	21,100	281,685
Semtech Corp. (a)	16,667	625,846
Tower Semiconductor Ltd. (a) (d)	59,666	1,834,730

		9,519,782

Software — 6.7%
2U, Inc. (a) (d)	55,840	3,129,274
BroadSoft, Inc. (a) (d)	33,345	1,677,253
Callidus Software, Inc. (a)	41,935	1,033,698
Cloudera, Inc. (a) (c)	12,068	200,570
Cloudera, Inc. (a) (d)	30,500	506,910
Docusign, Inc. (Escrow Shares) (a) (b) (c)	2,601	-

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fair Isaac Corp.	12,038	$1,691,339
Five9, Inc. (a)	26,051	622,619
Guidewire Software, Inc. (a)	14,641	1,139,948
HubSpot, Inc. (a)	36,582	3,074,717
Veeva Systems, Inc. Class A (a)	12,408	699,935
Zynga, Inc. Class A (a)	183,875	695,048

		14,471,311

		25,843,860

Utilities — 1.0%
Electric — 1.0%
8Point3 Energy Partners LP	60,701	912,335
Black Hills Corp.	16,682	1,148,889

		2,061,224

TOTAL COMMON STOCK (Cost $172,114,797)		208,371,695

PREFERRED STOCK — 0.4%
Communications — 0.3%
Internet — 0.3%
The Honest Company, Inc. Series D (a) (b) (c)	4,027	142,516
Zuora, Inc. Series F, Convertible (a) (b) (c)	69,937	371,365

		513,881

Technology — 0.1%
Software — 0.1%
MarkLogic Corp. Series F (a) (b) (c)	22,966	227,134

TOTAL PREFERRED STOCK (Cost $716,699)		741,015

TOTAL EQUITIES (Cost $172,831,496)		209,112,710

MUTUAL FUNDS — 16.8%
Diversified Financial Services — 16.8%
iShares Russell 2000 Growth Index Fund (d)	8,003	1,432,217
iShares Russell 2000 Index Fund	1,488	220,492
State Street Navigator Securities Lending Prime Portfolio (e)	34,106,094	34,106,094

		35,758,803

TOTAL MUTUAL FUNDS (Cost $35,630,198)		35,758,803

TOTAL LONG-TERM INVESTMENTS (Cost $208,461,694)		244,871,513

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (f)	$2,608,909	$2,608,909

Time Deposit — 0.0%
Euro Time Deposit 0.120% 10/02/17	5,459	5,459

TOTAL SHORT-TERM INVESTMENTS (Cost $2,614,368)		2,614,368

TOTAL INVESTMENTS — 116.1% (Cost $211,076,062) (g)		247,485,881

Other Assets/(Liabilities) — (16.1)%		(34,307,094)

NET ASSETS — 100.0%		$213,178,787

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2017, these securities amounted to a value of $1,227,156 or 0.58% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2017, was $33,299,953 or 15.62% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $2,608,920. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $2,664,224.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 4.2%
Chemicals — 2.2%
American Vanguard Corp.	21,600	$494,640
Innospec, Inc.	4,883	301,037
KMG Chemicals, Inc.	16,000	878,080
Minerals Technologies, Inc.	9,300	657,045

		2,330,802

Forest Products & Paper — 0.6%
Clearwater Paper Corp. (a)	13,400	659,950

Iron & Steel — 1.2%
Carpenter Technology Corp.	18,200	874,146
Reliance Steel & Aluminum Co.	5,800	441,786

		1,315,932

Mining — 0.2%
New Gold, Inc. (a)	61,500	228,165

		4,534,849

Communications — 1.2%
Media — 0.9%
Cable One, Inc.	920	664,350
Scholastic Corp.	8,200	305,040

		969,390

Telecommunications — 0.3%
Harmonic, Inc. (a) (b)	98,300	299,815

		1,269,205

Consumer, Cyclical — 8.9%
Apparel — 0.8%
Crocs, Inc. (a)	20,200	195,940
Steven Madden Ltd. (a)	16,100	697,130

		893,070

Auto Manufacturers — 0.3%
Blue Bird Corp. (a) (b)	16,400	337,840

Auto Parts & Equipment — 0.8%
Dorman Products, Inc. (a)	11,400	816,468

Distribution & Wholesale — 1.5%
Beacon Roofing Supply, Inc. (a)	16,900	866,125
Pool Corp.	7,200	778,824

		1,644,949

Home Builders — 0.8%
Cavco Industries, Inc. (a)	5,600	826,280

Home Furnishing — 0.1%
Ethan Allen Interiors, Inc.	5,100	165,240

Leisure Time — 0.9%
LCI Industries	8,900	1,031,065

	Number of Shares	Value
Lodging — 0.6%
ILG, Inc.	22,700	$606,771

Retail — 2.6%
Express, Inc. (a)	31,100	210,236
Lumber Liquidators Holdings, Inc. (a)	24,656	961,091
Party City Holdco, Inc. (a) (b)	27,555	373,370
PriceSmart, Inc.	7,300	651,525
Red Robin Gourmet Burgers, Inc. (a)	6,800	455,600
Sportsman’s Warehouse Holdings, Inc. (a) (b)	31,033	139,959

		2,791,781

Textiles — 0.5%
Culp, Inc.	15,700	514,175

		9,627,639

Consumer, Non-cyclical — 16.1%
Agriculture — 0.3%
Vector Group Ltd.	14,468	296,159

Biotechnology — 0.4%
Puma Biotechnology, Inc. (a) (b)	3,800	455,050

Commercial Services — 4.9%
Aaron’s, Inc.	25,900	1,130,017
American Public Education, Inc. (a)	16,300	343,115
Capella Education Co.	9,700	680,455
FTI Consulting, Inc. (a)	11,900	422,212
Green Dot Corp. Class A (a)	23,180	1,149,265
Matthews International Corp. Class A	5,700	354,825
McGrath RentCorp	16,099	704,331
Navigant Consulting, Inc. (a)	31,900	539,748

		5,323,968

Foods — 2.6%
Nomad Foods Ltd. (a)	69,300	1,009,701
Pinnacle Foods, Inc.	9,100	520,247
Post Holdings, Inc. (a)	6,700	591,409
The Simply Good Foods Co. (a)	21,700	254,107
SpartanNash Co.	18,500	487,845

		2,863,309

Health Care – Products — 5.4%
Analogic Corp.	5,300	443,875
Atrion Corp.	2,050	1,377,600
Haemonetics Corp. (a)	15,400	690,998
Halyard Health, Inc. (a)	21,700	977,151
Quidel Corp. (a)	24,500	1,074,570
West Pharmaceutical Services, Inc.	13,800	1,328,388

		5,892,582

Health Care – Services — 2.1%
The Ensign Group, Inc.	20,700	467,613
Molina Healthcare, Inc. (a) (b)	5,500	378,180
Select Medical Holdings Corp. (a)	30,600	587,520

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WellCare Health Plans, Inc. (a)	4,700	$807,178

		2,240,491

Household Products & Wares — 0.4%
CSS Industries, Inc.	14,900	429,418

		17,500,977

Energy — 5.3%
Oil & Gas — 3.4%
Andeavor	7,021	724,216
Centennial Resource Development, Inc. Class A (a) (b)	37,100	666,687
Jagged Peak Energy, Inc. (a) (b)	16,900	230,854
Matador Resources Co. (a) (b)	34,500	936,675
Parsley Energy, Inc. Class A (a)	17,800	468,852
WPX Energy, Inc. (a)	57,300	658,950

		3,686,234

Oil & Gas Services — 1.9%
Frank’s International NV (b)	46,300	357,436
Keane Group, Inc. (a) (b)	14,780	246,530
Oceaneering International, Inc.	16,400	430,828
Ranger Energy Services, Inc. (a)	10,700	157,290
Tesco Corp. (a)	61,600	335,720
TETRA Technologies, Inc. (a)	94,500	270,270
Thermon Group Holdings, Inc. (a)	15,900	286,041

		2,084,115

		5,770,349

Financial — 36.6%
Banks — 18.5%
Atlantic Capital Bancshares, Inc. (a)	17,622	319,839
BankUnited, Inc.	33,800	1,202,266
CoBiz Financial, Inc.	40,000	785,600
Columbia Banking System, Inc.	28,700	1,208,557
East West Bancorp, Inc.	30,526	1,824,844
First Hawaiian, Inc.	13,442	407,158
Glacier Bancorp, Inc.	27,300	1,030,848
Heritage Financial Corp.	11,300	333,350
Home BancShares, Inc.	79,550	2,006,251
Hope Bancorp, Inc.	36,200	641,102
Howard Bancorp, Inc. (a) (b)	12,385	258,847
Live Oak Bancshares, Inc. (b)	13,569	318,193
National Bank Holdings Corp. Class A	27,300	974,337
Park Sterling Corp.	26,200	325,404
PCSB Financial Corp. (a) (b)	14,813	279,373
Pinnacle Financial Partners, Inc.	7,500	502,125
Popular, Inc.	24,500	880,530
Prosperity Bancshares, Inc.	18,200	1,196,286
SVB Financial Group (a)	6,350	1,188,022
Synovus Financial Corp.	10,200	469,812
Texas Capital Bancshares, Inc. (a)	10,700	918,060
Towne Bank	34,700	1,162,450
Webster Financial Corp.	16,575	871,016

	Number of Shares	Value
Wintrust Financial Corp.	11,900	$931,889

		20,036,159

Diversified Financial Services — 2.0%
CBOE Holdings, Inc.	8,321	895,589
Houlihan Lokey, Inc.	11,326	443,187
Janus Henderson Group PLC	14,298	498,142
Stifel Financial Corp.	7,400	395,604

		2,232,522

Insurance — 4.2%
Assured Guaranty Ltd.	15,682	591,996
Employers Holdings, Inc.	15,200	690,840
Kinsale Capital Group, Inc.	10,613	458,163
ProAssurance Corp.	19,200	1,049,280
Radian Group, Inc.	50,900	951,321
Safety Insurance Group, Inc.	5,400	412,020
State Auto Financial Corp.	16,900	443,287

		4,596,907

Private Equity — 0.2%
Safeguard Scientifics, Inc. (a)	19,200	256,320

Real Estate Investment Trusts (REITS) — 9.2%
Acadia Realty Trust	22,400	641,088
American Assets Trust, Inc.	6,200	246,574
American Campus Communities, Inc.	9,900	437,085
Cedar Realty Trust, Inc.	155,700	875,034
Douglas Emmett, Inc.	14,700	579,474
EastGroup Properties, Inc.	12,100	1,066,252
First Potomac Realty Trust	60,390	672,744
Healthcare Realty Trust, Inc.	15,100	488,334
JBG SMITH Properties (a)	17,013	582,015
Kilroy Realty Corp.	9,000	640,080
Potlatch Corp.	16,000	816,000
PS Business Parks, Inc.	6,100	814,350
Retail Opportunity Investments Corp.	18,000	342,180
Saul Centers, Inc.	11,400	705,774
Sunstone Hotel Investors, Inc.	24,000	385,680
Washington Real Estate Investment Trust	21,000	687,960

		9,980,624

Savings & Loans — 2.5%
Beneficial Bancorp, Inc.	42,823	710,862
Meridian Bancorp, Inc.	24,200	451,330
United Financial Bancorp, Inc.	43,800	801,102
WSFS Financial Corp.	14,700	716,625

		2,679,919

		39,782,451

Industrial — 17.1%
Aerospace & Defense — 1.2%
Kaman Corp.	6,800	379,304
Triumph Group, Inc.	29,850	888,037

		1,267,341

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 0.6%
Universal Forest Products, Inc.	6,400	$628,224

Electrical Components & Equipment — 3.7%
Advanced Energy Industries, Inc. (a)	2,400	193,824
Belden, Inc.	19,060	1,534,902
Energizer Holdings, Inc.	11,700	538,785
Littelfuse, Inc.	9,100	1,782,508

		4,050,019

Electronics — 4.0%
Badger Meter, Inc.	13,600	666,400
Brady Corp. Class A	12,700	481,965
ESCO Technologies, Inc.	17,200	1,031,140
Knowles Corp. (a)	45,900	700,893
Methode Electronics, Inc.	13,200	559,020
SYNNEX Corp.	7,200	910,872

		4,350,290

Engineering & Construction — 0.7%
Aegion Corp. (a)	31,400	730,992

Environmental Controls — 0.4%
MSA Safety, Inc.	5,600	445,256

Metal Fabricate & Hardware — 1.8%
CIRCOR International, Inc.	10,300	560,629
RBC Bearings, Inc. (a)	5,900	738,385
Sun Hydraulics Corp.	11,500	621,000

		1,920,014

Miscellaneous – Manufacturing — 1.6%
Colfax Corp. (a)	11,500	478,860
Hillenbrand, Inc.	10,230	397,436
Myers Industries, Inc.	43,250	906,087

		1,782,383

Transportation — 3.1%
Genesee & Wyoming, Inc. Class A (a)	10,050	743,800
Kirby Corp. (a)	5,950	392,403
Landstar System, Inc.	18,500	1,843,525
Universal Logistics Holdings, Inc.	20,400	417,180

		3,396,908

		18,571,427

Technology — 2.4%
Computers — 0.6%
CSRA, Inc.	19,700	635,719

Semiconductors — 1.2%
Brooks Automation, Inc.	16,500	500,940
Cabot Microelectronics Corp.	6,300	503,559
Rudolph Technologies, Inc. (a)	12,800	336,640

		1,341,139

Software — 0.6%
Callidus Software, Inc. (a)	24,300	598,995

		2,575,853

	Number of Shares	Value
Utilities — 6.4%
Electric — 3.3%
El Paso Electric Co.	11,100	$613,275
MGE Energy, Inc.	1,400	90,440
NorthWestern Corp.	14,500	825,630
NRG Energy, Inc.	6,900	176,571
PNM Resources, Inc.	31,600	1,273,480
Portland General Electric Co.	12,700	579,628

		3,559,024

Gas — 2.7%
Atmos Energy Corp.	7,200	603,648
Chesapeake Utilities Corp.	13,600	1,064,200
ONE Gas, Inc.	16,600	1,222,424

		2,890,272

Water — 0.4%
California Water Service Group	11,100	423,465
Connecticut Water Service, Inc.	692	41,036

		464,501

		6,913,797

TOTAL COMMON STOCK (Cost $74,176,303)		106,546,547

TOTAL EQUITIES (Cost $74,176,303)		106,546,547

WARRANTS — 0.0%

Consumer, Non-cyclical — 0.0%
Foods — 0.0%
The Simply Good Foods Co. (a)	4,866	10,365

TOTAL WARRANTS (Cost $9,781)		10,365

MUTUAL FUNDS — 4.1%
Diversified Financial Services — 4.1%
State Street Navigator Securities Lending Prime Portfolio (c)	4,505,452	4,505,452
T. Rowe Price Reserve Investment Fund	1,014	1,014

		4,506,466

TOTAL MUTUAL FUNDS (Cost $4,506,466)		4,506,466

TOTAL LONG-TERM INVESTMENTS (Cost $78,692,550)		111,063,378

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (d)	$1,961,033	$1,961,033

TOTAL SHORT-TERM INVESTMENTS (Cost $1,961,033)		1,961,033

TOTAL INVESTMENTS — 104.1% (Cost $80,653,583) (e)		113,024,411

Other Assets/(Liabilities) — (4.1)%		(4,490,074)

NET ASSETS — 100.0%		$108,534,337

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2017, was $4,373,748 or 4.03% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,961,041. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 1/31/21, and an aggregate market value, including accrued interest, of $2,001,429.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Basic Materials — 1.3%
Chemicals — 0.6%
Ingevity Corp. (a)	22,905	$1,430,875

Mining — 0.7%
Alcoa Corp.	30,870	1,439,160

		2,870,035

Communications — 3.9%
Internet — 1.3%
CDW Corp.	44,400	2,930,400

Media — 1.1%
Houghton Mifflin Harcourt Co. (a)	90,053	1,085,139
Scholastic Corp.	40,680	1,513,296

		2,598,435

Telecommunications — 1.5%
Infinera Corp. (a)	149,090	1,322,428
NETGEAR, Inc. (a)	41,315	1,966,594

		3,289,022

		8,817,857

Consumer, Cyclical — 15.9%
Airlines — 1.4%
SkyWest, Inc.	70,110	3,077,829

Apparel — 0.8%
Crocs, Inc. (a)	196,660	1,907,602

Auto Parts & Equipment — 3.8%
Cooper-Standard Holding, Inc. (a)	23,297	2,701,753
Dana, Inc.	110,633	3,093,299
Lear Corp.	9,012	1,559,797
Tenneco, Inc.	22,531	1,366,956

		8,721,805

Distribution & Wholesale — 1.4%
Anixter International, Inc. (a)	37,060	3,150,100

Entertainment — 0.9%
Regal Entertainment Group Class A	134,330	2,149,280

Home Builders — 2.1%
CalAtlantic Group, Inc.	79,190	2,900,730
PulteGroup, Inc.	66,010	1,804,053

		4,704,783

Office Furnishings — 1.0%
Steelcase, Inc. Class A	140,390	2,162,006

Retail — 4.5%
Bloomin’ Brands, Inc.	145,120	2,554,112
Brinker International, Inc.	50,249	1,600,933
Burlington Stores, Inc. (a)	15,829	1,511,036
Caleres, Inc.	60,856	1,857,325

	Number of Shares	Value
The Michaels Cos., Inc. (a)	125,270	$2,689,547

		10,212,953

		36,086,358

Consumer, Non-cyclical — 10.7%
Beverages — 0.8%
Cott Corp.	128,467	1,928,290

Commercial Services — 4.6%
ABM Industries, Inc.	38,950	1,624,604
Booz Allen Hamilton Holding Corp.	85,530	3,197,967
Quanta Services, Inc. (a)	71,518	2,672,628
Sotheby’s (a)	62,010	2,859,281

		10,354,480

Foods — 0.7%
Ingredion, Inc.	12,894	1,555,532

Health Care – Services — 4.6%
ICON PLC (a)	26,942	3,068,155
LifePoint Health, Inc. (a)	50,070	2,899,053
Molina Healthcare, Inc. (a)	35,980	2,473,985
WellCare Health Plans, Inc. (a)	11,461	1,968,312

		10,409,505

		24,247,807

Energy — 8.7%
Oil & Gas — 5.3%
Helmerich & Payne, Inc.	24,150	1,258,457
HollyFrontier Corp.	59,290	2,132,661
Oasis Petroleum, Inc. (a)	222,700	2,031,024
QEP Resources, Inc. (a)	255,260	2,187,578
SM Energy Co.	111,660	1,980,849
SRC Energy, Inc. (a)	248,090	2,399,030

		11,989,599

Oil & Gas Services — 3.4%
Helix Energy Solutions Group, Inc. (a)	85,030	628,372
MRC Global, Inc. (a)	94,560	1,653,854
Oil States International, Inc. (a)	69,120	1,752,192
RPC, Inc.	150,450	3,729,655

		7,764,073

		19,753,672

Financial — 24.7%
Banks — 10.6%
Associated Banc-Corp.	100,347	2,433,415
Comerica, Inc.	48,245	3,679,164
Fulton Financial Corp.	128,210	2,403,937
Huntington Bancshares, Inc.	249,785	3,486,998
Synovus Financial Corp.	61,330	2,824,860
Texas Capital Bancshares, Inc. (a)	28,950	2,483,910
Webster Financial Corp.	58,583	3,078,537
Zions Bancorp	76,755	3,621,301

		24,012,122

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 0.6%
OneMain Holdings, Inc. (a)	49,030	$1,382,156

Insurance — 8.9%
American Financial Group, Inc.	30,861	3,192,570
Essent Group Ltd. (a)	77,290	3,130,245
First American Financial Corp.	57,310	2,863,781
The Hanover Insurance Group, Inc.	14,340	1,389,976
Old Republic International Corp.	115,530	2,274,786
Reinsurance Group of America, Inc.	27,470	3,832,889
Selective Insurance Group, Inc.	38,080	2,050,608
Validus Holdings Ltd.	28,650	1,409,866

		20,144,721

Real Estate Investment Trusts (REITS) — 4.6%
Education Realty Trust, Inc.	73,970	2,657,742
Empire State Realty Trust, Inc. Class A	116,516	2,393,239
Gramercy Property Trust	118,778	3,593,034
STAG Industrial, Inc.	63,770	1,751,762

		10,395,777

		55,934,776

Industrial — 17.4%
Aerospace & Defense — 1.0%
Esterline Technologies Corp. (a)	23,870	2,151,881

Electrical Components & Equipment — 1.0%
EnerSys	33,990	2,351,088

Electronics — 1.1%
Avnet, Inc.	62,940	2,473,542

Engineering & Construction — 2.8%
AECOM (a)	79,673	2,932,763
Granite Construction, Inc.	31,240	1,810,358
Tutor Perini Corp. (a)	58,650	1,665,660

		6,408,781

Hand & Machine Tools — 1.2%
Regal Beloit Corp.	33,130	2,617,270

Machinery – Construction & Mining — 3.0%
Oshkosh Corp.	41,440	3,420,458
Terex Corp.	72,350	3,257,197

		6,677,655

Machinery – Diversified — 1.1%
SPX FLOW, Inc. (a)	66,800	2,575,808

Miscellaneous – Manufacturing — 1.3%
Trinseo SA	43,300	2,905,430

Packaging & Containers — 1.4%
Graphic Packaging Holding Co.	234,420	3,270,159

Transportation — 3.5%
Atlas Air Worldwide Holdings, Inc. (a)	33,700	2,217,460
Ryder System, Inc.	36,850	3,115,667
Werner Enterprises, Inc.	70,510	2,577,141

		7,910,268

		39,341,882

	Number of Shares	Value
Technology — 11.0%
Computers — 6.3%
Amdocs Ltd.	49,258	$3,168,275
Convergys Corp.	92,039	2,382,890
Genpact Ltd.	102,887	2,958,001
NCR Corp. (a)	77,429	2,905,136
VeriFone Systems, Inc. (a)	141,230	2,864,144

		14,278,446

Semiconductors — 3.4%
Cypress Semiconductor Corp.	179,580	2,697,292
Integrated Device Technology, Inc. (a)	71,930	1,911,899
Mellanox Technologies Ltd. (a)	29,760	1,403,184
Qorvo, Inc. (a)	23,293	1,646,349

		7,658,724

Software — 1.3%
Verint Systems, Inc. (a)	68,425	2,863,586

		24,800,756

Utilities — 4.1%
Electric — 3.5%
Alliant Energy Corp.	54,537	2,267,103
Black Hills Corp.	19,205	1,322,648
PNM Resources, Inc.	54,863	2,210,979
Portland General Electric Co.	49,900	2,277,436

		8,078,166

Gas — 0.6%
Southwest Gas Holdings, Inc.	17,020	1,321,093

		9,399,259

TOTAL COMMON STOCK (Cost $182,050,217)		221,252,402

TOTAL EQUITIES (Cost $182,050,217)		221,252,402

TOTAL LONG-TERM INVESTMENTS (Cost $182,050,217)		221,252,402

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (b)	$6,544,601	$6,544,601

TOTAL SHORT-TERM INVESTMENTS (Cost $6,544,601)		6,544,601

TOTAL INVESTMENTS — 100.6% (Cost $188,594,818) (c)		227,797,003

Other Assets/(Liabilities) — (0.6)%		(1,308,178)

NET ASSETS — 100.0%		$226,488,825

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $6,544,628. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $6,676,483.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 102.4%

BANK LOANS — 0.1%
Diversified Financial Services — 0.1%
Delos Finance Sarl, 2017 Term Loan B VRN (a) 3.333% 10/06/23	$591,000	$594,416

TOTAL BANK LOANS (Cost $591,000)		594,416

CORPORATE DEBT — 26.6%
Aerospace & Defense — 0.4%
L3 Technologies, Inc. 5.200% 10/15/19	750,000	797,064
United Technologies Corp. STEP 1.778% 5/04/18	1,000,000	1,000,477

		1,797,541

Agriculture — 0.2%
BAT International Finance PLC (b) 1.850% 6/15/18	750,000	750,209

Airlines — 0.5%
Continental Airlines Pass-Through Trust 7.250% 5/10/21	1,698,748	1,866,499
Northwest Airlines Pass-Through Trust 7.041% 10/01/23	379,336	435,288

		2,301,787

Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC 2.145% 1/09/18	500,000	500,625
General Motors Co. 3.500% 10/02/18	500,000	508,119
General Motors Financial Co., Inc. 2.350% 10/04/19	500,000	501,671

		1,510,415

Auto Parts & Equipment — 0.0%
The Goodyear Tire & Rubber Co. 4.875% 3/15/27	93,000	95,742

Banks — 9.3%
Bank of America Corp. 3 mo. USD LIBOR + .660%, VRN 2.369% 7/21/21	515,000	515,038
Bank of America Corp. VRN (a) 3.093% 10/01/25	860,000	858,956
Bank of America Corp. 5.650% 5/01/18	500,000	511,416
Bank of America Corp. 6.875% 4/25/18	4,950,000	5,092,481
Bank of America Corp. 6.875% 11/15/18	750,000	790,463

	Principal Amount	Value
Bank of America Corp. 7.625% 6/01/19	$1,000,000	$1,091,307
Citigroup, Inc. 1.800% 2/05/18	1,000,000	1,000,006
Citigroup, Inc. 2.050% 12/07/18	1,000,000	1,001,444
Citigroup, Inc. 6.125% 5/15/18	2,720,000	2,791,605
Discover Bank 2.000% 2/21/18	1,500,000	1,502,235
The Goldman Sachs Group, Inc. 2.375% 1/22/18	1,000,000	1,002,353
The Goldman Sachs Group, Inc. VRN (a) 3.272% 9/29/25	645,000	645,840
The Goldman Sachs Group, Inc. 5.950% 1/18/18	2,100,000	2,126,624
The Goldman Sachs Group, Inc. 6.150% 4/01/18	1,860,000	1,900,641
The Goldman Sachs Group, Inc. 7.500% 2/15/19	1,000,000	1,074,009
HBOS PLC (b) 6.750% 5/21/18	1,100,000	1,132,713
JP Morgan Chase & Co. 3 mo. USD LIBOR + .550%, FRN 1.864% 4/25/18	700,000	701,819
JP Morgan Chase & Co. 2.950% 10/01/26	895,000	875,939
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.380%, VRN 3.540% 5/01/28	2,000,000	2,018,223
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.337%, VRN 3.782% 2/01/28	500,000	514,537
JP Morgan Chase & Co. 6.000% 1/15/18	1,000,000	1,012,727
JP Morgan Chase Bank NA 6.000% 10/01/17	500,000	500,000
Morgan Stanley 3 mo. USD LIBOR + .800%, FRN 2.109% 2/14/20	3,395,000	3,412,277
Morgan Stanley 3 mo. USD LIBOR + .930%, FRN 2.243% 7/22/22	510,000	511,933
Morgan Stanley 3 mo. USD LIBOR + 1.280%, FRN 2.594% 4/25/18	1,000,000	1,006,092
Morgan Stanley 5.500% 7/24/20	250,000	271,577
Morgan Stanley 5.950% 12/28/17	500,000	505,088

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley 6.625% 4/01/18	$895,000	$916,874
Wells Fargo & Co. 3.000% 4/22/26	475,000	466,566
Wells Fargo & Co. 3.000% 10/23/26	345,000	337,359
Wells Fargo & Co. 3.550% 9/29/25	725,000	742,984
Wells Fargo & Co. 3 mo. USD LIBOR + 1.310%, VRN 3.584% 5/22/28	1,865,000	1,887,651
Wells Fargo Bank NA 2.150% 12/06/19	1,000,000	1,005,277

		39,724,054

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	499,000	516,221
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	410,000	463,123
Constellation Brands, Inc. 6.000% 5/01/22	325,000	371,609
DS Services of America, Inc. (b) 10.000% 9/01/21	236,000	249,570

		1,600,523

Biotechnology — 0.7%
Amgen, Inc. 4.400% 5/01/45	500,000	529,343
Baxalta, Inc. 2.875% 6/23/20	725,000	735,831
Celgene Corp. 5.000% 8/15/45	750,000	847,860
Gilead Sciences, Inc. 2.950% 3/01/27	525,000	520,438
Gilead Sciences, Inc. 4.150% 3/01/47	445,000	455,869

		3,089,341

Chemicals — 0.1%
Axalta Coating Systems LLC (b) 4.875% 8/15/24	225,000	234,563
Valvoline, Inc. (b) 5.500% 7/15/24	200,000	213,500

		448,063

Commercial Services — 0.0%
IHS Markit Ltd. (b) 5.000% 11/01/22	151,000	162,703

Computers — 0.2%
Apple, Inc. 4.650% 2/23/46	850,000	963,045

	Principal Amount	Value
Cosmetics & Personal Care — 0.1%
First Quality Finance Co., Inc. (b) 4.625% 5/15/21	$132,000	$133,360
First Quality Finance Co., Inc. (b) 5.000% 7/01/25	80,000	82,500

		215,860

Diversified Financial Services — 0.5%
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	780,000	848,170
International Lease Finance Corp. (b) 7.125% 9/01/18	1,000,000	1,047,046
Raymond James Financial, Inc. 4.950% 7/15/46	400,000	430,171

		2,325,387

Electric — 2.5%
AEP Transmission Co. LLC (b) 3.100% 12/01/26	855,000	857,254
Dominion Energy, Inc. (b) 1.875% 12/15/18	1,000,000	999,197
Duke Energy Carolinas LLC 4.000% 9/30/42	1,000,000	1,042,874
Duquesne Light Holdings, Inc. (b) 6.400% 9/15/20	1,000,000	1,111,203
Emera US Finance LP 2.150% 6/15/19	1,068,000	1,068,429
Jersey Central Power & Light Co. (b) 4.700% 4/01/24	800,000	868,833
Jersey Central Power & Light Co. 6.400% 5/15/36	425,000	507,806
Kansas City Power & Light Co. 3.150% 3/15/23	500,000	507,946
LG&E & KU Energy LLC 4.375% 10/01/21	1,200,000	1,273,353
MidAmerican Energy Co. 4.800% 9/15/43	1,400,000	1,628,229
The Southern Co. 1.550% 7/01/18	750,000	749,323

		10,614,447

Entertainment — 0.1%
Churchill Downs, Inc. 5.375% 12/15/21	175,000	180,469
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	200,000	218,250

		398,719

Food Service — 0.0%
Aramark Services, Inc. 4.750% 6/01/26	118,000	124,242

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Foods — 0.6%
Chobani LLC/Chobani Finance Corp., Inc. (b) 7.500% 4/15/25	$94,000	$102,460
Kraft Heinz Foods Co. FRN (a) 1.729% 8/09/19	750,000	750,610
Kraft Heinz Foods Co. 3.950% 7/15/25	500,000	514,981
Mondelez International Holdings Netherlands BV (b) 1.625% 10/28/19	1,195,000	1,185,849
Pilgrim’s Pride Corp. (b) 5.750% 3/15/25	107,000	110,478

		2,664,378

Gas — 0.2%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	595,000	741,117
Southern Co. Gas Capital Corp. 2.450% 10/01/23	100,000	97,819

		838,936

Health Care – Products — 0.2%
Abbott Laboratories 4.900% 11/30/46	600,000	670,159

Health Care – Services — 1.6%
Aetna, Inc. 2.800% 6/15/23	485,000	487,983
Anthem, Inc. 3.125% 5/15/22	500,000	510,601
Anthem, Inc. 3.300% 1/15/23	530,000	545,896
Centene Corp. 4.750% 1/15/25	259,000	268,712
Cigna Corp. 3.050% 10/15/27	945,000	932,011
DaVita, Inc. 5.000% 5/01/25	88,000	86,816
DaVita, Inc. 5.125% 7/15/24	38,000	38,095
Fresenius Medical Care US Finance II, Inc. (b) 6.500% 9/15/18	805,000	839,198
HCA, Inc. 5.000% 3/15/24	600,000	639,000
Kaiser Foundation Hospitals 3.150% 5/01/27	1,000,000	1,006,551
NYU Hospitals Center 4.368% 7/01/47	400,000	423,065
Providence St. Joseph Health Obligated Group 2.746% 10/01/26	845,000	810,673
Tenet Healthcare Corp. 4.500% 4/01/21	26,000	26,512

	Principal Amount	Value
Tenet Healthcare Corp. (b) 4.625% 7/15/24	$131,000	$129,816
WellCare Health Plans, Inc. 5.250% 4/01/25	122,000	128,405

		6,873,334

Household Products & Wares — 0.1%
Central Garden & Pet Co. 6.125% 11/15/23	205,000	218,325
Spectrum Brands, Inc. 5.750% 7/15/25	85,000	90,525

		308,850

Insurance — 0.7%
Berkshire Hathaway Finance Corp. 4.300% 5/15/43	500,000	544,705
Berkshire Hathaway Finance Corp. 4.400% 5/15/42	750,000	823,387
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%, VRN (b) 5.454% 10/15/54	970,000	1,034,262
New York Life Global Funding (b) 1.550% 11/02/18	750,000	749,287

		3,151,641

Internet — 0.2%
Amazon.com, Inc. (b) 3.150% 8/22/27	645,000	649,606

Media — 0.6%
Altice US Finance I Corp. (b) 5.375% 7/15/23	425,000	449,437
CCO Holdings LLC/CCO Holdings Capital Corp. (b) 5.125% 5/01/27	170,000	172,338
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464% 7/23/22	875,000	925,773
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	200,000	234,736
CSC Holdings LLC (b) 5.500% 4/15/27	200,000	208,000
CSC Holdings LLC 8.625% 2/15/19	100,000	108,375
DISH DBS Corp. 5.875% 7/15/22	100,000	106,250
DISH DBS Corp. 6.750% 6/01/21	70,000	77,000
Sirius XM Radio, Inc. (b) 3.875% 8/01/22	220,000	224,994
Virgin Media Secured Finance PLC (b) 5.250% 1/15/26	200,000	208,250

		2,715,153

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Miscellaneous – Manufacturing — 0.2%
General Electric Co. 5.875% 1/14/38	$244,000	$319,297
Siemens Financieringsmaatschappij NV (b) 2.000% 9/15/23	550,000	532,140

		851,437

Oil & Gas — 0.3%
Antero Resources Corp. 5.000% 3/01/25	125,000	126,875
Canadian Natural Resources Ltd. 3.850% 6/01/27	171,000	172,874
Concho Resources, Inc. 5.500% 10/01/22	45,000	46,287
Diamondback Energy, Inc. 4.750% 11/01/24	126,000	128,520
Gulfport Energy Corp. 6.375% 5/15/25	47,000	47,587
Noble Energy, Inc. 5.250% 11/15/43	140,000	146,846
QEP Resources, Inc. 5.250% 5/01/23	39,000	37,928
QEP Resources, Inc. 5.375% 10/01/22	39,000	38,317
Shell International Finance BV 4.375% 5/11/45	415,000	444,989

		1,190,223

Packaging & Containers — 0.4%
Amcor Finance USA, Inc. (b) 3.625% 4/28/26	650,000	645,074
Ball Corp. 4.375% 12/15/20	350,000	367,500
Graphic Packaging International, Inc. 4.125% 8/15/24	200,000	206,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.750% 10/15/20	410,000	417,196
Sealed Air Corp. (b) 5.500% 9/15/25	190,000	209,000

		1,845,470

Pharmaceuticals — 0.7%
AbbVie, Inc. 1.800% 5/14/18	500,000	500,695
AbbVie, Inc. 3.600% 5/14/25	500,000	518,388
Allergan Funding SCS 3.800% 3/15/25	850,000	882,733
Shire Acquisitions Investments Ireland DAC 1.900% 9/23/19	500,000	499,011

	Principal Amount	Value
Valeant Pharmaceuticals International, Inc. (b) 5.500% 3/01/23	$400,000	$351,000
Valeant Pharmaceuticals International, Inc. (b) 5.625% 12/01/21	100,000	93,500
Valeant Pharmaceuticals International, Inc. (b) 6.125% 4/15/25	100,000	87,625

		2,932,952

Pipelines — 1.3%
Cheniere Corpus Christi Holdings LLC (b) 5.125% 6/30/27	75,000	77,250
Energy Transfer LP 5.150% 3/15/45	400,000	390,767
Florida Gas Transmission Co. LLC (b) 7.900% 5/15/19	1,000,000	1,086,711
Kinder Morgan Energy Partners LP 3.500% 9/01/23	567,000	573,209
Plains All American Pipeline LP/PAA Finance Corp. 4.650% 10/15/25	600,000	617,893
Rockies Express Pipeline LLC (b) 5.625% 4/15/20	155,000	162,944
Rockies Express Pipeline LLC (b) 6.000% 1/15/19	75,000	77,625
Sabine Pass Liquefaction LLC 4.200% 3/15/28	500,000	504,030
Sunoco Logistics Partners Operations LP 5.400% 10/01/47	644,000	655,085
TC PipeLines LP 3.900% 5/25/27	500,000	500,820
Williams Partners LP 3.600% 3/15/22	683,000	705,672

		5,352,006

Real Estate Investment Trusts (REITS) — 1.8%
Alexandria Real Estate Equities, Inc. 3.950% 1/15/28	450,000	458,318
Crown Castle International Corp. 3.200% 9/01/24	625,000	622,033
Duke Realty LP 3.875% 2/15/21	1,000,000	1,042,145
Equinix, Inc. 5.375% 5/15/27	77,000	83,641
HCP, Inc. 3.875% 8/15/24	500,000	513,261
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625% 5/01/24	100,000	108,358

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Retail Properties, Inc. 6.875% 10/15/17	$750,000	$751,238
Realty Income Corp. 2.000% 1/31/18	750,000	750,648
SBA Communications Corp. (b) (c) 4.000% 10/01/22	213,000	214,065
SBA Communications Corp. 4.875% 9/01/24	130,000	133,738
Ventas Realty LP 3.500% 2/01/25	1,500,000	1,505,855
Welltower, Inc. 4.000% 6/01/25	830,000	865,293
Welltower, Inc. 4.125% 4/01/19	750,000	770,678

		7,819,271

Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (b) 4.250% 5/15/24	299,000	300,046
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (b) 4.750% 6/01/27	210,000	216,300
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	400,000	413,841
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	275,000	292,173

		1,222,360

Semiconductors — 0.1%
NXP BV/NXP Funding LLC (b) 4.125% 6/01/21	200,000	209,250

Software — 0.3%
CDK Global, Inc. (b) 4.875% 6/01/27	62,000	63,705
First Data Corp. (b) 5.000% 1/15/24	193,000	200,392
Microsoft Corp. 3.750% 2/12/45	635,000	644,294
Quintiles IMS, Inc. (b) 4.875% 5/15/23	175,000	182,000

		1,090,391

Telecommunications — 1.5%
AT&T, Inc. 3.600% 2/17/23	200,000	205,777
AT&T, Inc. 4.125% 2/17/26	500,000	513,044
AT&T, Inc. 4.500% 3/09/48	540,000	498,118
AT&T, Inc. 4.750% 5/15/46	750,000	721,268
AT&T, Inc. 4.900% 8/14/37	425,000	429,524

	Principal Amount	Value
AT&T, Inc. 5.450% 3/01/47	$530,000	$560,640
Intelsat Jackson Holdings SA (b) 9.750% 7/15/25	78,000	78,780
Level 3 Financing, Inc. 5.375% 1/15/24	46,000	47,092
Level 3 Financing, Inc. 5.625% 2/01/23	175,000	180,458
SoftBank Group Corp. (b) 4.500% 4/15/20	200,000	206,334
Sprint Communications, Inc. (b) 9.000% 11/15/18	148,000	158,977
T-Mobile USA, Inc. 6.625% 4/01/23	415,000	436,796
Verizon Communications, Inc. 4.522% 9/15/48	600,000	580,903
Verizon Communications, Inc. 4.862% 8/21/46	600,000	608,199
Verizon Communications, Inc. 5.150% 9/15/23	500,000	560,484
Verizon Communications, Inc. 5.250% 3/16/37	630,000	690,881

		6,477,275

Transportation — 0.1%
Burlington Northern Santa Fe LLC 4.150% 4/01/45	265,000	281,161

TOTAL CORPORATE DEBT (Cost $111,915,764)		113,265,931

MUNICIPAL OBLIGATIONS — 1.4%
Alabama Economic Settlement Authority 3.163% 9/15/25	1,000,000	1,019,690
City of New York NY 5.206% 10/01/31	750,000	878,400
Commonwealth of Massachusetts 4.910% 5/01/29	550,000	643,203
Los Angeles Unified School District 5.755% 7/01/29	1,000,000	1,226,670
New York City Water & Sewer System 5.882% 6/15/44	315,000	431,446
New York State Dormitory Authority 5.289% 3/15/33	750,000	881,955
State of California 7.950% 3/01/36	850,000	958,137

		6,039,501

TOTAL MUNICIPAL OBLIGATIONS (Cost $6,042,375)		6,039,501

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.9%
Automobile ABS — 0.0%
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A 0.870% 11/15/18	$30,930	$30,925

Commercial MBS — 1.5%
7 WTC Depositor LLC Trust, Series 2012-7WTC, Class A (b) 4.082% 3/13/31	63,390	63,554
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A (b) 2.959% 12/10/30	375,000	381,632
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A (b) 3.251% 5/10/35	340,000	348,822
COMM Mortgage Trust, Series 2013-WWP, Class A2 (b) 3.424% 3/10/31	390,000	407,638
COMM Mortgage Trust, Series 2016-787S, Class A (b) 3.545% 2/10/36	340,000	350,212
COMM Mortgage Trust, Series 2013-300P, Class A1 (b) 4.353% 8/10/30	325,000	351,478
GS Mortgage Securities Corp., Series 2012-ALOH, Class A (b) 3.551% 4/10/34	370,000	385,929
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A2 (b) 3.616% 11/15/43	139,720	141,387
Liberty Street Trust, Series 2016-225L, Class A (b) 3.597% 2/10/36	340,000	350,252
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 2.858% 11/15/45	1,780,000	1,806,617
Morgan Stanley Capital I Trust, Series 2015-420, Class A (b) 3.727% 10/11/50	400,000	416,796
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, VRN (a) (b) 3.961% 1/13/32	330,000	346,616
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, VRN (a) (b) 3.872% 1/05/43	370,000	366,965

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2 (b) 4.393% 11/15/43	$500,000	$527,077

		6,244,975

Home Equity ABS — 1.1%
Bear Stearns I Trust, Series 2006-HE1, Class 1M1, 1 mo. USD LIBOR + .410%, FRN 1.647% 12/25/35	1,089,515	1,088,895
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .290%, FRN 1.527% 8/25/36	2,400,000	2,312,643
Wells Fargo Home Equity Trust, Series 2004-2, Class M3, 1 mo. USD LIBOR + 1.050%, FRN 2.287% 10/25/34	1,336,542	1,330,114

		4,731,652

Other ABS — 1.5%
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100%, FRN (b) 2.407% 7/20/26	330,000	329,998
Blue Hill CLO Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (b) 2.484% 1/15/26	960,000	960,803
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3, VRN (a) 4.843% 10/25/46	1,417,255	1,358,669
First Frankin Mortgage Loan Trust, Series 2005-FF7, Class M2, 1 mo. USD LIBOR + .470%, FRN 1.707% 7/25/35	651,858	651,452
Magnetite CLO Ltd., Series 2015-12A, Class AR, 3 mo. USD LIBOR + 1.330%, FRN (b) 2.634% 4/15/27	1,060,000	1,067,944
Saxon Asset Securities Trust, Series 2005-1, Class M1, 1 mo. USD LIBOR + .690%, FRN 1.927% 5/25/35	1,042,062	1,046,122
Voya CLO Ltd., Series 2014-3A, Class A1, 3 mo. USD LIBOR + 1.420%, FRN (b) 2.734% 7/25/26	800,000	800,906

		6,215,894

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 4.6%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (b) 1.937% 7/25/56	$880,607	$881,687
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .200%, FRN 1.531% 3/28/35	1,500,000	1,420,525
Navient Student Loan Trust, Series 2015-1, Class A2, 1 mo. USD LIBOR + .600%, FRN 1.837% 4/25/40	1,100,000	1,095,543
Navient Student Loan Trust, Series 2017-3A, Class A3, 1 mo. USD LIBOR + 1.050%, FRN (b) 2.287% 7/26/66	1,100,000	1,108,751
Nelnet Student Loan Trust, Series 2015-1A, Class A, 1 mo. USD LIBOR + .590%, FRN (b) 1.827% 4/25/46	1,481,526	1,480,186
Nelnet Student Loan Trust, Series 2015-3A, Class A2, 1 mo. USD LIBOR + .600%, FRN (b) 1.834% 2/27/51	1,831,204	1,826,829
Pennsylvania Higher Education Assistance Agency, Series 2013-3A, Class A, 1 mo. USD LIBOR + .750%, FRN (b) 1.987% 11/25/42	1,318,277	1,315,683
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .160%, FRN 1.480% 9/15/39	2,300,000	2,179,528
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. USD LIBOR + .300%, FRN 1.614% 1/25/41	189,507	172,106
SLM Student Loan Trust, Series 2007-6, Class A4, 3 mo. USD LIBOR + .380%, FRN 1.694% 10/25/24	1,559,738	1,561,257
SLM Student Loan Trust, Series 2003-10A, Class A3, 3 mo. LIBOR + .550%, FRN (b) 1.790% 12/15/27	1,202,327	1,201,531
SLM Student Loan Trust, Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550%, FRN (b) 1.864% 10/25/64	1,100,000	1,076,640

	Principal Amount	Value
SLM Student Loan Trust, Series 2012-2, Class A, 1 mo. USD LIBOR + .700%, FRN 1.937% 1/25/29	$1,329,600	$1,332,317
SLM Student Loan Trust, Series 2007-6, Class B, 3 mo. USD LIBOR + .850%, FRN 2.164% 4/27/43	519,732	491,832
SLM Student Loan Trust, Series 2008-9, Class A, 3 mo. USD LIBOR + 1.500%, FRN 2.814% 4/25/23	1,260,436	1,289,807
SLM Student Loan Trust, Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850%, FRN 3.164% 7/25/73	700,000	699,129
SLM Student Loan Trust, Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250%, FRN 3.564% 10/25/83	680,000	687,542

		19,820,893

WL Collateral CMO — 4.2%
Banc of America Funding Trust, Series 2016-R1, Class A1, VRN (a) (b) 2.500% 3/25/40	1,730,079	1,745,268
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4, VRN (a) 3.372% 3/25/37	688,180	673,954
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 year CMT + 2.400%, FRN 3.630% 10/25/35	831,263	848,122
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, VRN (a) 3.000% 11/25/35	1,184,206	1,162,940
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD LIBOR + .520%, FRN 1.757% 4/25/35	1,470,903	1,388,848
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3, 1 mo. USD LIBOR + .270%, FRN 1.507% 10/25/36	2,352,649	1,580,194
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1, VRN (a) 3.340% 10/25/35	1,429,266	1,254,716

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A, 12 mo. MTA + .840%, FRN (b) 1.670% 11/26/46	$1,242,104	$1,199,915
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. LIBOR + 1.070%, FRN 2.304% 2/25/35	2,368,113	2,291,141
Nomura Resecuritization Trust, Series 2015-1R, Class 6A1, 1 mo. USD LIBOR + .210%, FRN (b) 1.394% 5/26/47	654,331	645,742
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + .290%, FRN 1.527% 10/25/45	1,239,660	1,219,176
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21, 1 mo. USD LIBOR + .330%, FRN 1.567% 1/25/45	1,192,324	1,156,213
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1 Class 3A2 5.750% 2/25/36	1,274,061	1,227,644
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A6, VRN (a) 3.117% 1/25/35	288,050	290,242
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 3A1, VRN (a) 3.172% 4/25/36	1,153,050	1,161,563

		17,845,678

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $53,444,693)		54,890,017

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 33.5%
Collateralized Mortgage Obligations — 1.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series KF34, 1.592% 8/25/24 Class A FRN (a)	860,000	861,077
Series S8FX, 3.291% 3/25/27 Class A2	1,775,000	1,822,683

	Principal Amount	Value
Federal Home Loan Mortgage Corp. REMICS Series 4639, 1.750% 4/15/53 Class HZ STEP	$1,383,020	$1,282,661
Federal National Mortgage Association (a) Series 2017-M11, 1.701% 9/25/24 Class FA FRN	1,075,000	1,073,783

		5,040,204

Pass-Through Securities — 31.8%
Federal Home Loan Mortgage Corp. Pool #G18622 2.500% 12/01/31	1,032,335	1,040,764
Pool #G18626 2.500% 1/01/32	997,880	1,006,027
Pool #G18592 3.000% 3/01/31	688,761	708,858
Pool #G18627 3.000% 1/01/32	2,006,015	2,063,924
Pool #G08710 3.000% 6/01/46	431,444	433,096
Pool #G08715 3.000% 8/01/46	3,291,981	3,304,583
Pool #G08726 3.000% 10/01/46	3,151,864	3,163,929
Pool #G08732 3.000% 11/01/46	1,104,937	1,109,167
Pool #G08737 3.000% 12/01/46	395,930	397,445
Pool #G08741 3.000% 1/01/47	2,718,815	2,729,222
Pool #G08747 3.000% 2/01/47	777,421	780,397
Pool #G07848 3.500% 4/01/44	2,884,105	3,003,074
Pool #G60023 3.500% 4/01/45	3,005,443	3,127,539
Pool #G08698 3.500% 3/01/46	4,200,223	4,336,730
Pool #G08706 3.500% 5/01/46	516,633	533,423
Pool #G08711 3.500% 6/01/46	1,794,029	1,851,213
Pool #G08716 3.500% 8/01/46	2,486,891	2,566,160
Pool #G67700 3.500% 8/01/46	909,066	943,440
Pool #G08722 3.500% 9/01/46	499,134	515,044
Pool #G08742 3.500% 1/01/47	1,707,994	1,762,036
Pool #G08757 3.500% 4/01/47	584,251	602,783

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G67703 3.500% 4/01/47	$765,979	$795,063
Pool #G08677 4.000% 11/01/45	1,548,360	1,631,887
Pool #G60344 4.000% 12/01/45	2,010,613	2,144,523
Pool #G08707 4.000% 5/01/46	1,993,331	2,098,993
Federal Home Loan Mortgage Corp. TBA
Pool # 3376 3.500% 10/01/44 (c)	1,185,000	1,221,846
Pool #1513 4.000% 1/01/44 (c)	1,000,000	1,052,812
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	500,000	500,749
Pool #AM0992 2.340% 11/01/22	820,000	820,882
Pool #AM1402 2.420% 11/01/22	945,000	949,689
Pool #AM0827 2.600% 11/01/22	983,269	996,838
Pool #AM2808 2.700% 3/01/23	375,000	381,371
Pool #AN1089 2.740% 3/01/26	690,000	690,672
Pool #AL6829 2.964% 5/01/27	1,357,612	1,373,490
Pool #MA2915 3.000% 2/01/27	1,056,718	1,087,057
Pool #MA1607 3.000% 10/01/33	822,117	842,156
Pool #AM9188 3.120% 6/01/35	780,000	774,909
Pool #FN0039 3.201% 9/01/27	822,266	843,675
Pool #AN4431 3.220% 1/01/27	805,000	825,186
Pool #AM9623 3.340% 7/01/30	755,000	775,530
Pool #AB4262 3.500% 1/01/32	854,716	894,046
Pool #MA1512 3.500% 7/01/33	392,181	410,227
Pool #MA1148 3.500% 8/01/42	2,723,313	2,817,140
Pool #469621 3.650% 11/01/21	1,571,669	1,652,224
Pool #AM4108 3.850% 8/01/25	375,699	403,420
Pool #AM4109 3.850% 8/01/25	417,965	448,804
Pool #466960 3.890% 12/01/20	1,122,705	1,179,736

	Principal Amount	Value
Pool #466919 3.930% 1/01/21	$1,458,086	$1,536,722
Pool #AM4236 3.940% 8/01/25	622,679	672,036
Pool #468551 3.980% 7/01/21	1,230,000	1,306,140
Pool #AS9830 4.000% 6/01/47	1,281,561	1,353,799
Pool #MA3027 4.000% 6/01/47	1,343,128	1,415,794
Pool #AS9972 4.000% 7/01/47	1,109,474	1,172,532
Pool #MA3088 4.000% 8/01/47	1,857,425	1,959,946
Pool #931504 4.500% 7/01/39	114,743	125,034
Pool #BM1765 4.500% 10/01/47	17,885,000	19,224,976
Pool #986268 5.000% 7/01/38	1,626	1,787
Pool #AD6374 5.000% 5/01/40	36,604	40,228
Pool #AI2733 5.000% 5/01/41	277,679	304,818
Pool #977014 5.500% 5/01/38	43,110	48,337
Pool #985524 5.500% 6/01/38	37,996	42,449
Pool #988578 5.500% 8/01/38	261,349	291,812
Pool #995482 5.500% 1/01/39	190,028	213,010
Federal National Mortgage Association TBA Pool #9768 3.000% 5/01/44 (c)	2,090,000	2,096,531
Pool #17115 3.500% 7/01/44 (c)	6,770,000	6,978,918
Pool #18388 4.000% 12/01/43 (c)	3,445,000	3,626,670
Government National Mortgage Association II Pool #MA4126 3.000% 12/20/46	2,806,973	2,849,187
Pool #MA3521 3.500% 3/20/46	1,211,807	1,260,895
Pool #MA3597 3.500% 4/20/46	782,446	814,141
Pool #MA3663 3.500% 5/20/46	563,047	585,854
Pool #MA3736 3.500% 6/20/46	1,097,092	1,141,532
Pool #MA3937 3.500% 9/20/46	444,675	462,688

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA4127 3.500% 12/20/46	$1,478,680	$1,538,694
Pool #MA4262 3.500% 2/20/47	1,757,560	1,829,030
Pool #MA4382 3.500% 4/20/47	484,471	504,285
Government National Mortgage Association II TBA Pool #548 3.000% 3/01/45 (c)	2,445,000	2,479,192
Pool #1635 3.500% 3/01/45 (c)	4,330,000	4,501,509
Pool #1367 4.000% 10/01/44 (c)	2,035,000	2,142,792
Government National Mortgage Association TBA 4.500% 3/01/42 (c)	9,070,000	9,653,527

		135,766,644

Whole Loans — 0.5%
American Home Mortgage Investment Trust Series 2005-1, 3.456% 6/25/45 Class 6A 6 mo. USD LIBOR + 2.000%, FRN	1,958,107	1,985,306

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $143,587,576)		142,792,154

U.S. TREASURY OBLIGATIONS — 27.9%
U.S. Treasury Bonds & Notes — 27.9%
U.S. Treasury Bond 2.750% 8/15/47	20,375,000	19,935,664
U.S. Treasury Inflation Index 0.125% 4/15/21	2,107,055	2,113,639
U.S. Treasury Inflation Index 0.125% 4/15/22	1,041,821	1,041,750
U.S. Treasury Inflation Index 0.125% 7/15/26	3,104,630	3,018,967
U.S. Treasury Inflation Index 0.375% 7/15/27	3,147,296	3,117,140
U.S. Treasury Inflation Index 0.875% 2/15/47	4,309,925	4,247,286
U.S. Treasury Note 1.000% 12/31/17	3,475,000	3,473,778
U.S. Treasury Note 1.250% 8/31/19	8,445,000	8,408,841
U.S. Treasury Note 1.375% 7/31/19	7,315,000	7,303,856
U.S. Treasury Note 1.375% 9/30/19	4,240,000	4,230,872
U.S. Treasury Note 1.625% 8/31/22	26,285,000	25,919,528

	Principal Amount	Value
U.S. Treasury Note 1.750% 9/30/22	$29,215,000	$29,137,458
U.S. Treasury Note 2.250% 8/15/27	7,245,000	7,196,322

		119,145,101

TOTAL U.S. TREASURY OBLIGATIONS (Cost $120,013,098)		119,145,101

TOTAL BONDS & NOTES (Cost $435,594,506)		436,727,120

TOTAL LONG-TERM INVESTMENTS (Cost $435,594,506)		436,727,120

SHORT-TERM INVESTMENTS — 15.5%
Repurchase Agreement — 10.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (d)	44,786,296	44,786,296

Sovereign Debt Obligations — 3.4%
Japan Treasury Discount Bill, JPY, 0.000%, due 11/06/17 (e)	790,000,000	7,021,512
Japan Treasury Discount Bill, JPY, 0.000%, due 1/10/18 (e)	840,000,000	7,467,725

		14,489,237

Time Deposit — 0.0%
Euro Time Deposit 0.120% 10/02/17	64,299	64,299

U.S. Treasury Bill — 1.6%
U.S. Treasury Bill 1.049% 1/04/18	3,410,000	3,400,804
U.S. Treasury Bill 1.066% 2/01/18	3,205,000	3,193,433
U.S. Treasury Bill 1.097% 3/01/18 (f)	211,000	210,013

		6,804,250

TOTAL SHORT-TERM INVESTMENTS (Cost $66,264,288)		66,144,082

TOTAL INVESTMENTS — 117.9% (Cost $501,858,794) (g)		502,871,202

Other Assets/(Liabilities) — (17.9)%		(76,382,453)

NET ASSETS — 100.0%		$426,488,749

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2017.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to a value of $39,139,585 or 9.18% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Maturity value of $44,786,483. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 1/31/21, and an aggregate market value, including accrued interest, of $45,686,567.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at September 30, 2017:

Forward Contracts

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver
JPY	790,000,000	Goldman Sachs International	11/06/17	$7,159,039	$127,730
JPY	840,000,000	Goldman Sachs International	01/10/18	7,489,101	(14,122)

				$14,648,140	$113,608

The Fund had the following open Futures contracts at September 30, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Note 2 Year	12/29/17	179	$38,701,681	$(90,821)
U.S. Treasury Note 5 Year	12/29/17	106	12,542,910	(87,910)

				$(178,731)

Futures Contract — Short
Euro-BOBL	12/07/17	30	$(4,667,501)	$16,250

Currency Legend

EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund (the ‘‘Trust’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a ‘‘Fund’’ or collectively as the ‘‘Funds’’):

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds Core Allocation Fund (“MML American Funds Core Allocation Fund”)

MML American Funds® Growth Fund (“MML American Funds Growth Fund”)

MML American Funds® International Fund (“MML American Funds International Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II (which are advised by MML Investment Advisers, LLC (“MML Advisers”)), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc., a majority-owned, indirect subsidiary of MassMutual), and non-affiliated funds (together, the “MML Underlying Funds”). The assets of each of the five Allocation Funds listed above are diversified and a shareholder’s interest is limited to the MML Underlying Funds in which the shares are invested.

MML American Funds Growth Fund and MML American Funds International Fund (each a “Feeder Fund,” collectively the “Feeder Funds”) invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is

Notes to Portfolio of Investments (Unaudited) (Continued)

consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”).

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of the Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund is based upon the net asset value(s) of its corresponding Master Fund or Underlying Funds. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and Master Funds, as applicable, explain the valuation methods for the Underlying Funds and Master Funds, including the circumstances under which the Underlying Funds or Master Funds, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate,

Notes to Portfolio of Investments (Unaudited) (Continued)

maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds or Master Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Portfolio of Investments (Unaudited) (Continued)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund characterized all investments at Level 1, as of September 30, 2017. The Small Company Value Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2017. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2017, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3	Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$359,231,309	$7,829,342	*	$-	$367,060,651
Mutual Funds	1,025	-		-	1,025
Short-Term Investments	-	975,224		-	975,224

Total Investments	$359,232,334	$8,804,566		$-	$368,036,900

Equity Income Fund
Asset Investments
Common Stock	$477,826,312	$20,828,491	*	$-	$498,654,803
Preferred Stock	7,935,511	-		-	7,935,511
Corporate Debt	-	816,625		-	816,625
Mutual Funds	1,025	-		-	1,025
Short-Term Investments	-	10,191,767		-	10,191,767

Total Investments	$485,762,848	$31,836,883		$-	$517,599,731

Equity Index Fund
Asset Investments
Common Stock	$717,100,127	$-		$-	$717,100,127
Short-Term Investments	-	3,285,583		-	3,285,583

Total Investments	$717,100,127	$3,285,583		$-	$720,385,710

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Equity Index Fund (Continued)
Asset Derivatives
Futures Contracts	$68,605	$-		$-	$68,605

Focused Equity Fund
Asset Investments
Common Stock	$63,651,753	$2,705,831	*	$-	$66,357,584
Short-Term Investments	-	791,776		-	791,776

Total Investments	$63,651,753	$3,497,607		$-	$67,149,360

Foreign Fund
Asset Investments
Common Stock*
Bermuda	$-	$1,662,802		$-	$1,662,802
Brazil	1,913,688	-		-	1,913,688
Canada	7,858,733	-		-	7,858,733
Cayman Islands	4,971,138	8,518,373		-	13,489,511
China	-	11,900,424		-	11,900,424
France	-	39,945,269		-	39,945,269
Germany	1,993,218	44,507,911		-	46,501,129
Hong Kong	-	7,983,689		-	7,983,689
Ireland	-	4,971,973		-	4,971,973
Israel	3,581,037	-		-	3,581,037
Italy	-	6,151,054		-	6,151,054
Japan	-	47,522,860		-	47,522,860
Luxembourg	-	2,767,616		-	2,767,616
Netherlands	-	17,951,914		-	17,951,914
Norway	-	9,614,891		-	9,614,891
Portugal	-	4,297,571		-	4,297,571
Republic of Korea	3,967,312	19,176,216		-	23,143,528
Singapore	-	11,797,305		-	11,797,305
Spain	3,025,861	-		-	3,025,861
Sweden	-	2,749,666		-	2,749,666
Switzerland	-	21,792,487		-	21,792,487
Taiwan	-	4,612,132		-	4,612,132
Thailand	-	4,634,364		-	4,634,364
United Kingdom	11,050,117	74,186,828		-	85,236,945
Mutual Funds	4,780,131	-		-	4,780,131
Short-Term Investments	-	11,417,821		-	11,417,821

Total Investments	$43,141,235	$358,163,166		$-	$401,304,401

Fundamental Growth Fund
Asset Investments
Common Stock	$136,923,063	$701,011	*	$-	$137,624,074

Fundamental Value Fund
Asset Investments
Common Stock	$221,187,557	$5,636,810	*	$-	$226,824,367
Short-Term Investments	-	3,100,831		-	3,100,831

Total Investments	$221,187,557	$8,737,641		$-	$229,925,198

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Global Fund
Asset Investments
Common Stock*
Austria	$-	$1,073,385		$-	$1,073,385
Brazil	1,395,942	-		-	1,395,942
Canada	4,053,850	-		-	4,053,850
Cayman Islands	-	513,919		-	513,919
Czech Republic	-	24,747		-	24,747
Denmark	-	1,788,011		-	1,788,011
France	-	20,588,405		-	20,588,405
Germany	-	16,641,320		-	16,641,320
Ireland	10,753,164	-		-	10,753,164
Israel	2,280,628	-		-	2,280,628
Japan	-	3,225,891		-	3,225,891
Mexico	879,167	-		-	879,167
Netherlands	1,885,125	5,889,982		-	7,775,107
Republic of Korea	-	2,330,873		-	2,330,873
Spain	-	1,970,888		-	1,970,888
Sweden	-	4,371,378		-	4,371,378
Switzerland	-	20,427,799		-	20,427,799
Thailand	-	560,366		-	560,366
United Kingdom	1,547,832	20,384,569		-	21,932,401
United States	113,687,109	-		-	113,687,109
Mutual Funds	2,184,836	-		-	2,184,836
Short-Term Investments	-	1,227,310		-	1,227,310

Total Investments	$138,667,653	$101,018,843		$-	$239,686,496

Growth & Income Fund
Asset Investments
Common Stock	$127,458,678	$6,962,642	*	$-	$134,421,320
Short-Term Investments	-	304,150		-	304,150

Total Investments	$127,458,678	$7,266,792		$-	$134,725,470

Income & Growth Fund
Asset Investments
Common Stock	$267,881,093	$25,650,836	*	$-	$293,531,929
Short-Term Investments	-	14,390,338		-	14,390,338

Total Investments	$267,881,093	$40,041,174		$-	$307,922,267

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$5,780,222		$-	$5,780,222
Cayman Islands	3,886,094	-		-	3,886,094
France	-	27,494,458		-	27,494,458
Germany	-	28,553,003		-	28,553,003
India	1,743,505	2,732,430		-	4,475,935
Indonesia	-	3,719,026		-	3,719,026
Ireland	3,826,292	-		-	3,826,292
Italy	-	5,616,973		-	5,616,973

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Japan	$-	$10,601,250		$-		$10,601,250
Mexico	3,357,587	-		-		3,357,587
Netherlands	-	14,229,297		-		14,229,297
Republic of Korea	-	561,927		-		561,927
Sweden	-	11,359,728		-		11,359,728
Switzerland	-	20,319,942		-		20,319,942
Taiwan	-	409,951		-		409,951
United Kingdom	3,174,411	40,366,112		-		43,540,523
Short-Term Investments	-	5,517,527		-		5,517,527

Total Investments	$15,987,889	$177,261,846		$-		$193,249,735

Asset Derivatives
Forward contracts	$-	$24,408		$-		$24,408

Large Cap Growth Fund
Asset Investments
Common Stock	$108,378,635	$3,677,845		$-		$112,056,480
Short-Term Investments	-	1,472,402		-		1,472,402

Total Investments	$108,378,635	$5,150,247		$-		$113,528,882

Managed Volatility Fund
Asset Investments
Common Stock	$185,612,175	$-		$-		$185,612,175
Corporate Debt	-	-		-	+,**	-
Purchased Options	475,970	-		-		475,970
Short-Term Investments	-	2,435,450		-		2,435,450

Total Investments	$186,088,145	$2,435,450		$-		$188,523,595

Liability Derivatives
Written Options	$(3,567,267)	$-		$-		$(3,567,267)

Mid Cap Growth Fund
Asset Investments
Common Stock	$435,329,203	$345,096		$1,025,287	**	$436,699,586
Preferred Stock	-	-		3,525,203	**	3,525,203
Mutual Funds	32,940,516	-		-		32,940,516
Short-Term Investments	-	20,418,155		-		20,418,155

Total Investments	$468,269,719	$20,763,251		$4,550,490		$493,583,460

Mid Cap Value Fund
Asset Investments
Common Stock	$444,853,067	$4,539,062	*	$-		$449,392,129
Mutual Funds	12,920,571	-		-		12,920,571
Short-Term Investments	-	12,492,758		-		12,492,758

Total Investments	$457,773,638	$17,031,820		$-		$474,805,458

Asset Derivatives
Forward Contracts	$-	$106,291		$-		$106,291

Liability Derivatives
Forward Contracts	$-	$(4,435)		$-		$(4,435)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Small Cap Growth Equity Fund
Asset Investments
Common Stock	$207,721,436	$364,688	$285,571	$208,371,695
Preferred Stock	-	-	741,015	741,015
Mutual Funds	35,758,803	-	-	35,758,803
Short-Term Investments	-	2,614,368	-	2,614,368

Total Investments	$243,480,239	$2,979,056	$1,026,586	$247,485,881

Total Return Bond Fund
Asset Investments
Bank Loans	$-	$594,416	$-	$594,416
Corporate Debt	-	113,265,931	-	113,265,931
Municipal Obligations	-	6,039,501	-	6,039,501
Non-U.S. Government Agency Obligations	-	54,890,017	-	54,890,017
U.S. Government Agency Obligations and Instrumentalities	-	142,792,154	-	142,792,154
U.S. Treasury Obligations	-	119,145,101	-	119,145,101
Short-Term Investments	-	66,144,082	-	66,144,082

Total Investments	$-	$502,871,202	$-	$502,871,202

Asset Derivatives
Forward Contracts	$-	$127,730	$-	$127,730
Futures Contracts	16,250	-	-	16,250

Total	$16,250	$127,730	$-	$143,980

Liability Derivatives
Forward Contracts	$-	$(14,122)	$-	$(14,122)
Futures Contracts	(178,731)	-	-	(178,731)

Total	$(178,731)	$(14,122)	$-	$(192,853)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2017 is not presented.
+	Represents a security at $0 value as of September 30, 2017.

The Funds, with the exception of the Global Fund, had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended September 30, 2017. The Global Fund had transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended September 30, 2017; however none of the transfers individually or collectively had a material impact on the Fund. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/16	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Balance as of 9/30/17	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/17

Small Cap Growth Equity Fund
Common Stock	$431,128	$-	$91,666	$(243,016)	$320,543	$(314,750)	$285,571	$(131,697)
Preferred Stock	1,879,253	-	475,078	(118,746)	-	(1,494,570)	741,015	105,757

	$2,310,381	$-	$566,744	$(361,762)	$320,543	$(1,809,320)	$1,026,586	$(25,940)

Notes to Portfolio of Investments (Unaudited) (Continued)

The Small Cap Growth Equity Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the Small Cap Growth Equity Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Small Cap Growth Equity Fund

Common stock — $285,571
Docusign, Inc. (Escrow Shares)	$0	Worthless	Worthless	$0.00
Draftkings, Inc.	122,301	Market Approach	Market Transaction	$1.55
Dropbox, Inc. Class B	120,304	Market Approach	EV/Multiple	6.04x
			Discount for Lack of Marketability	10%
Veracode, Inc. (Escrow Shares)	42,966	Asset Valuation	Future Cash Distribution	$4.02
			Discount for Lack of Certainty	20%

Preferred stock — $741,015
MarkLogic Corp. Series F	$227,134	Market Approach	EV/Multiple	2.40x
			Discount for Lack of Marketability	10%
The Honest Company, Inc. Series D	142,516	Market Approach	Market Transaction
			Probability Weighted Expected Return Model
			IPO Probability	20%
			No IPO Probability	80%
			Discount for Lack of Marketability	10%
Zuora, Inc. Series F, Convertible	371,365	Market Approach	EV/Multiple	7.50x

			Discount for Lack of Marketability	10%
Total	$1,026,586

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at September 30, 2017, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Index Fund	International Equity Fund	Managed Volatility Fund	Mid Cap Value Fund	Total Return Bond Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management		A		A	A
Directional Exposures to Currencies					M

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Equity Index Fund	International Equity Fund	Managed Volatility Fund	Mid Cap Value Fund	Total Return Bond Fund
Futures Contracts**
Hedging/Risk Management					A
Duration/Credit Quality Management					A
Substitution for Direct Investment	A				M

Options (Purchased)
Hedging/Risk Management			A
Options (Written)
Hedging/Risk Management			A
Income			A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

At September 30, 2017, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Index Fund
Asset Derivatives
Futures Contracts	$68,605	$-	$-	$68,605

International Equity Fund
Asset Derivatives
Forward Contracts	$-	$24,408	$-	$24,408

Managed Volatility Fund
Asset Derivatives
Purchased Options	$475,970	$-	$-	$475,970

Liability Derivatives
Written Options	$(3,567,267)	$-	$-	$(3,567,267)

Mid Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$106,291	$-	$106,291

Liability Derivatives
Forward Contracts	$-	$(4,435)	$-	$(4,435)

Total Return Bond Fund
Asset Derivatives
Forward Contracts	$-	$127,730	$-	$127,730
Futures Contracts	-	-	16,250	16,250

Total Value	$-	$127,730	$16,250	$143,980

Liability Derivatives
Forward Contracts	$-	$(14,122)	$-	$(14,122)
Futures Contracts	-	-	(178,731)	(178,731)

Total Value	$-	$(14,122)	$(178,731)	$(192,853)

Notes to Portfolio of Investments (Unaudited) (Continued)

At September 30, 2017, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Purchased Options	Written Options
Equity Index Fund	32	$-	-	-
International Equity Fund	-	3,064,334	-	-
Managed Volatility Fund	-	-	734	734
Mid Cap Value Fund	-	14,472,409	-	-
Total Return Bond Fund	315	14,648,140	-	-

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, and shares/units outstanding for purchased options and written options, based on absolute values, at September 30, 2017.

Further details regarding the derivatives and other investments held by the Fund(s) at September 30, 2017, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its

Notes to Portfolio of Investments (Unaudited) (Continued)

portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be

Notes to Portfolio of Investments (Unaudited) (Continued)

partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank	Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At September 30, 2017, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund,

Notes to Portfolio of Investments (Unaudited) (Continued)

through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2017, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the Agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at September 30, 2017.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from

Notes to Portfolio of Investments (Unaudited) (Continued)

litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, the Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds or Master Funds. Because the Underlying Funds have varied expense and fee levels and each Fund, except MML American Funds Growth Fund and MML American Funds International Fund, may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Each of the Foreign Fund and the International Equity Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds and certain Underlying Funds or Master Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income

Notes to Portfolio of Investments (Unaudited) (Continued)

taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends	and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At September 30, 2017, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$148,338,434	$6,362,659	$(1,587,159)	$4,775,500
American Funds Core Allocation Fund	992,770,765	73,394,105	(1,262,061)	72,132,044
American Funds Growth Fund	150,357,702	15,165,849	-	15,165,849
American Funds International Fund	56,719,600	8,351,662	-	8,351,662
Balanced Allocation Fund	597,567,460	12,380,112	(8,127,599)	4,252,513
Blue Chip Growth Fund	220,169,448	148,806,229	(938,777)	147,867,452
Conservative Allocation Fund	470,017,541	8,349,536	(4,782,917)	3,566,619
Equity Income Fund	405,448,213	123,086,415	(10,934,897)	112,151,518
Equity Index Fund	440,460,967	288,434,206	(8,509,463)	279,924,743
Focused Equity Fund	63,495,763	4,500,429	(846,832)	3,653,597
Foreign Fund	343,922,040	77,621,190	(20,238,829)	57,382,361
Fundamental Growth Fund	110,517,316	28,578,821	(1,472,063)	27,106,758
Fundamental Value Fund	176,980,224	60,085,901	(7,140,927)	52,944,974
Global Fund	191,285,299	52,473,891	(4,072,694)	48,401,197
Growth Allocation Fund	1,634,183,770	82,838,555	(17,442,922)	65,395,633
Growth & Income Fund	89,043,251	47,243,862	(1,561,643)	45,682,219
Income & Growth Fund	248,487,429	63,540,064	(4,105,226)	59,434,838
International Equity Fund	162,265,109	32,757,155	(1,772,529)	30,984,626
Large Cap Growth Fund	85,753,272	29,115,963	(1,340,353)	27,775,610
Managed Volatility Fund	143,134,841	53,205,912	(7,817,158)	45,388,754
Mid Cap Growth Fund	354,474,246	146,187,732	(7,078,518)	139,109,214
Mid Cap Value Fund	419,730,536	69,026,622	(13,951,700)	55,074,922
Moderate Allocation Fund	2,428,513,943	70,591,188	(33,803,441)	36,787,747
Small Cap Growth Equity Fund	211,076,062	41,920,954	(5,511,135)	36,409,819
Small Company Value Fund	80,653,583	34,022,538	(1,651,710)	32,370,828
Small/Mid Cap Value Fund	188,594,818	47,078,967	(7,876,782)	39,202,185
Total Return Bond Fund	501,858,794	4,584,046	(3,571,638)	1,012,408

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended September 30, 2017, was as follows:

	Beginning Value as of 12/31/16	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 9/30/17	Number of Shares Held as of 9/30/17	Dividend Income	Realized Gains Distributions

Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$ 8,493,383	$1,616,323	$(3,140,786)	$1,310,083	$ 41,339	$ 8,320,342	511,392	$ 884	$695,765
MML Dynamic Bond Fund, Class II	1,971,322	341,986	-	43,710	-	2,357,018	233,599	35,706	8,012
MML Equity Income Fund, Initial Class	6,612,376	2,636,502	(638,187)	(99,895)	125,352	8,636,148	729,404	180,379	546,500
MML Equity Index Fund, Class III	1,811,405	5,073,132	-	408,209	-	7,292,746	251,041	93,456	190,663
MML Focused Equity Fund, Class II	4,923,483	1,119,150	(3,486,342)	117,177	(107,667)	2,565,801	213,995	59,208	461,809
MML Foreign Fund, Initial Class	6,744,490	1,270,725	(396,780)	1,132,155	30,490	8,781,080	801,193	176,868	-
MML Fundamental Growth Fund, Class II	6,450,487	1,103,523	(4,094,175)	752,265	(203,940)	4,008,160	328,269	38,291	397,726
MML Fundamental Value Fund, Class II	8,740,349	1,448,827	(1,661,779)	(222,656)	204,973	8,509,714	582,857	154,535	583,461
MML Global Fund, Class I	7,988,287	1,292,655	(1,423,248)	595,853	98,931	8,552,478	684,198	99,616	647,673
MML Income & Growth Fund, Initial Class	7,022,740	2,267,819	(666,717)	(62,283)	147,128	8,708,687	725,724	140,765	584,975
MML Inflation-Protected and Income Fund, Initial Class	3,563,490	583,385	(182,659)	19,833	(5,038)	3,979,011	389,336	57,805	-
MML International Equity Fund, Class II	6,224,953	697,269	(540,559)	1,584,023	25,428	7,991,114	681,836	119,631	-
MML Large Cap Growth Fund, Initial Class	2,803,682	1,395,200	(1,101,864)	31,168	(67,172)	3,061,014	304,276	10,799	721,400
MML Managed Bond Fund, Initial Class	3,195,208	712,700	(262,419)	89,627	(3,733)	3,731,383	297,348	54,856	-
MML Mid Cap Growth Fund, Initial Class	7,417,192	1,369,714	(701,957)	491,048	154,280	8,730,277	562,881	2,951	808,585
MML Mid Cap Value Fund, Initial Class	7,559,467	1,418,588	(476,315)	(97,304)	(13,243)	8,391,193	723,379	129,258	496,104
MML Short-Duration Bond Fund, Class II	2,818,672	525,499	(150,452)	30,310	(2,331)	3,221,698	327,408	42,110	-
MML Small Cap Growth Equity Fund, Initial Class	1,966,841	346,030	(209,901)	353,467	(107,441)	2,348,996	165,210	-	86,812
MML Small Company Value Fund, Class II	3,598,307	730,152	(230,084)	(97,425)	(62,623)	3,938,327	241,319	21,344	424,665
MML Small/Mid Cap Value Fund, Initial Class	2,709,603	384,147	(161,462)	(2,616)	4,363	2,934,035	222,613	14,091	170,657
MML Strategic Emerging Markets Fund, Class II	4,601,568	412,140	(584,683)	1,278,989	(4,968)	5,703,046	517,518	4,687	-
MML Total Return Bond Fund, Class II	1,904,237	448,473	(112,630)	12,410	(2,205)	2,250,285	217,840	44,123	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	2,553,210	500,680	(251,413)	204,448	24,508	3,031,433	38,436	915	300,416
Oppenheimer Global Fund/VA, Non-Service Shares*	5,407,235	311,875	(1,933,459)	1,317,513	(26,706)	5,076,458	114,878	53,151	-
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	11,772,547	1,983,973	-	(104,689)	-	13,651,831	1,391,624	128,178	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 12/31/16	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 9/30/17	Number of Shares Held as of 9/30/17	Dividend Income	Realized Gains Distributions
Aggressive Allocation Fund (Continued)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	$ 3,292,708	$ 485,338	$ (286,047)	$ 686,825	$ 7,941	$ 4,186,765	1,674,706	$ 56,179	$ -
Oppenheimer Main Street Fund/VA, Non-Service Shares*	-	3,026,214	-	128,680	-	3,154,894	99,838	28,308	37,979

	$132,147,242	$33,502,019	$(22,693,918)	$9,900,925	$ 257,666	$153,113,934		$1,748,094	$7,163,202

Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$ 21,327,777	$ 2,454,132	$ (8,654,309)	$2,688,805	$ 599,366	$ 18,415,771	1,131,885	$ 1,994	$1,570,274
MML Dynamic Bond Fund, Class II	63,302,467	2,602,209	-	1,310,797	-	67,215,473	6,661,593	1,064,109	245,407
MML Equity Income Fund, Initial Class	17,938,855	4,303,856	(2,227,589)	(252,005)	385,883	20,149,000	1,701,774	427,185	1,294,256
MML Equity Index Fund, Class III	9,135,303	7,903,804	-	1,298,950	-	18,338,057	631,258	235,002	479,433
MML Focused Equity Fund, Class II	10,912,847	1,274,917	(8,495,356)	(128,983)	361,033	3,924,458	327,311	94,652	738,257
MML Foreign Fund, Initial Class	16,683,879	724,861	(2,354,537)	2,404,728	155,153	17,614,084	1,607,124	357,715	-
MML Fundamental Growth Fund, Class II	15,247,502	2,255,405	(4,002,021)	758,290	457,718	14,716,894	1,205,315	143,590	1,491,453
MML Fundamental Value Fund, Class II	17,927,067	4,116,098	(2,130,713)	(574,482)	443,988	19,781,958	1,354,929	364,567	1,376,450
MML Global Fund, Class I	18,562,070	2,055,409	(4,030,927)	415,647	1,198,843	18,201,042	1,456,083	214,638	1,395,510
MML High Yield Fund, Class II	15,856,493	539,890	(860,000)	756,192	(70,157)	16,222,418	1,565,870	539,890	-
MML Income & Growth Fund, Initial Class	20,264,000	3,484,382	(3,942,030)	(550,220)	895,302	20,151,434	1,679,286	329,502	1,369,303
MML Inflation-Protected and Income Fund, Initial Class	21,300,226	2,121,987	(1,345,971)	292,304	(201,523)	22,167,023	2,168,985	327,532	-
MML International Equity Fund, Class II	13,649,330	595,430	(2,394,539)	3,137,062	117,659	15,104,942	1,288,818	228,285	-
MML Large Cap Growth Fund, Initial Class	6,248,966	2,256,623	(2,055,316)	33,155	(140,762)	6,342,666	630,484	23,266	1,554,242
MML Managed Bond Fund, Initial Class	100,739,121	10,941,834	(9,559,229)	3,158,809	(583,678)	104,696,857	8,343,120	1,612,322	-
MML Mid Cap Growth Fund, Initial Class	13,992,109	1,824,462	(2,036,489)	809,306	401,165	14,990,553	966,509	5,124	1,403,880
MML Mid Cap Value Fund, Initial Class	16,142,518	2,205,638	(1,129,200)	(316,544)	108,346	17,010,758	1,466,445	265,003	1,017,104
MML Short-Duration Bond Fund, Class II	28,187,825	4,404,617	(3,953,475)	381,249	(109,435)	28,910,781	2,938,087	385,313	-
MML Small Cap Growth Equity Fund, Initial Class	4,060,581	371,306	(476,048)	757,555	(272,562)	4,440,832	312,333	-	167,118
MML Small Company Value Fund, Class II	7,049,106	1,063,883	(535,554)	(183,869)	(118,455)	7,275,111	445,779	39,919	794,252
MML Small/Mid Cap Value Fund, Initial Class	4,677,114	473,796	(396,707)	3,430	1,228	4,758,861	361,067	23,160	280,480
MML Total Return Bond Fund, Class II	60,380,036	6,137,220	(3,967,220)	334,930	16,208	62,901,174	6,089,175	1,289,446	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares	4,731,357	682,449	(637,035)	370,085	45,534	5,192,390	65,835	1,606	527,702
Oppenheimer Global Fund/VA, Non-Service Shares*	12,410,533	519,041	(3,949,252)	2,539,744	313,217	11,833,283	267,782	113,820	-
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	41,390,980	2,121,174	(900,000)	(229,287)	(70,553)	42,312,314	4,313,182	401,174	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 12/31/16	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 9/30/17	Number of Shares Held as of 9/30/17	Dividend Income	Realized Gains Distributions
Balanced Allocation Fund (Continued)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	$ 12,004,043	$ 1,942,978	$ (1,719,652)	$ 2,411,788	$ 94,280	$ 14,733,437	5,893,375	$ 208,717	$ -
Oppenheimer Main Street Fund/VA, Non-Service Shares*	-	4,243,409	-	174,993	-	4,418,402	139,823	51,244	68,752

	$574,122,105	$73,620,810	$(71,753,169)	$21,802,429	$4,027,798	$601,819,973		$8,748,775	$15,773,873

Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$ 13,260,532	$ 1,413,429	$ (5,048,555)	$ 2,400,403	$ (420,271)	$ 11,605,538	713,309	$ 1,254	$ 987,527
MML Dynamic Bond Fund, Class II	64,854,876	1,413,367	-	1,331,549	-	67,599,792	6,699,682	1,081,645	250,055
MML Equity Income Fund, Initial Class	12,803,678	2,509,485	(2,639,717)	318,435	(200,404)	12,791,477	1,080,361	270,136	818,439
MML Equity Index Fund, Class III	7,229,980	4,718,136	(120,000)	930,135	9,836	12,768,087	439,521	163,623	333,811
MML Focused Equity Fund, Class II	7,656,425	791,524	(6,277,618)	9,619	247,639	2,427,589	202,468	56,404	439,932
MML Foreign Fund, Initial Class	9,518,629	337,273	(1,275,576)	1,401,122	40,527	10,021,975	914,414	202,852	-
MML Fundamental Growth Fund, Class II	9,957,354	1,340,371	(3,438,847)	1,209,691	(412,108)	8,656,461	708,965	84,170	874,267
MML Fundamental Value Fund, Class II	13,770,003	2,398,195	(3,557,734)	(62,709)	53,067	12,600,822	863,070	232,435	877,577
MML Global Fund, Class I	12,092,252	1,323,186	(1,817,178)	826,522	197,708	12,622,490	1,009,799	148,999	968,743
MML High Yield Fund, Class II	15,364,330	510,812	(2,221,290)	791,802	(145,183)	14,300,471	1,380,354	510,812	-
MML Income & Growth Fund, Initial Class	13,577,928	1,662,016	(2,300,362)	(67,701)	309,545	13,181,426	1,098,452	213,724	888,167
MML Inflation-Protected and Income Fund, Initial Class	20,227,497	1,881,538	(2,084,066)	136,317	(48,005)	20,113,281	1,968,031	294,137	-
MML International Equity Fund, Class II	7,419,548	257,548	(1,240,578)	1,736,769	4,561	8,177,848	697,769	123,126	-
MML Large Cap Growth Fund, Initial Class	3,871,431	2,166,215	(1,839,584)	(214,295)	89,053	4,072,820	404,853	14,801	988,743
MML Managed Bond Fund, Initial Class	102,593,023	9,044,802	(15,476,017)	2,832,240	(366,347)	98,627,701	7,859,479	1,522,706	-
MML Mid Cap Growth Fund, Initial Class	7,983,581	926,735	(1,491,471)	598,490	84,406	8,101,741	522,356	2,759	755,951
MML Mid Cap Value Fund, Initial Class	10,064,752	1,205,505	(1,077,461)	46,419	(151,515)	10,087,700	869,629	156,624	601,137
MML Short-Duration Bond Fund, Class II	25,494,982	3,825,318	(4,556,791)	318,696	(81,181)	25,001,024	2,540,755	331,023	-
MML Small Cap Growth Equity Fund, Initial Class	2,433,051	179,556	(471,930)	405,246	(128,085)	2,417,838	170,052	-	90,513
MML Small Company Value Fund, Class II	4,991,538	684,065	(589,948)	(18,648)	(181,914)	4,885,093	299,332	26,701	531,264
MML Small/Mid Cap Value Fund, Initial Class	2,440,628	356,396	(335,210)	4,063	1,613	2,467,490	187,215	11,957	144,807
MML Total Return Bond Fund, Class II	60,351,247	4,762,995	(6,088,421)	593,736	(246,787)	59,372,770	5,747,606	1,213,240	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	2,705,704	344,403	(475,623)	203,083	33,773	2,811,340	35,645	867	284,838
Oppenheimer Global Fund/VA, Non-Service Shares*	8,048,345	246,205	(2,197,531)	1,915,098	(583)	8,011,534	181,297	79,465	-
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	32,109,453	1,028,868	(1,904,860)	(56,090)	(150,089)	31,027,282	3,162,822	293,868	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 12/31/16	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 9/30/17	Number of Shares Held as of 9/30/17	Dividend Income	Realized Gains Distributions
Conservative Allocation Fund (Continued)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	$ 6,882,933	$ 236,869	$ (1,308,705)	$ 1,323,444	$ (68,352)	$ 7,066,189	2,826,476	$ 97,648	$ -
Oppenheimer Main Street Fund/VA, Non-Service Shares*	-	2,661,663	-	104,718	-	2,766,381	87,544	31,885	42,778

	$477,703,700	$48,226,475	$(69,835,073)	$19,018,154	$ (1,529,096)	$473,584,160		$7,166,861	$9,878,549

Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$ 94,451,718	$ 6,756,235	$(40,416,919)	$ 1,617,841	$12,068,147	$ 74,477,022	4,577,567	$ 8,056	$6,342,236
MML Dynamic Bond Fund, Class II	81,516,332	3,849,802	-	1,697,944	-	87,064,078	8,628,749	1,377,393	315,633
MML Equity Income Fund, Initial Class	67,871,628	21,674,918	(7,493,006)	(1,517,442)	1,850,524	82,386,622	6,958,330	1,741,611	5,276,619
MML Equity Index Fund, Class III	35,103,439	43,014,292	(7,075,000)	4,939,750	619,436	76,601,917	2,636,899	981,654	2,002,692
MML Focused Equity Fund, Class II	53,840,824	5,112,716	(36,555,052)	(1,858,948)	2,537,116	23,076,656	1,924,659	552,918	4,312,579
MML Foreign Fund, Initial Class	68,065,982	7,295,854	(5,376,115)	10,290,918	747,609	81,024,248	7,392,723	1,642,528	-
MML Fundamental Growth Fund, Class II	59,214,229	5,466,636	(24,449,840)	2,742,663	2,087,109	45,060,797	3,690,483	454,395	4,719,760
MML Fundamental Value Fund, Class II	78,220,986	14,096,816	(10,841,704)	(3,869,643)	3,490,296	81,096,751	5,554,572	1,490,728	5,628,359
MML Global Fund, Class I	80,231,464	6,727,032	(21,223,486)	3,576,294	3,803,826	73,115,130	5,849,210	861,843	5,603,428
MML High Yield Fund, Class II	13,683,936	532,225	(1,314,999)	644,430	(59,512)	13,486,080	1,301,745	452,935	-
MML Income & Growth Fund, Initial Class	71,145,461	18,593,328	(7,863,734)	(1,093,528)	2,043,413	82,824,940	6,902,078	1,351,208	5,615,189
MML Inflation-Protected and Income Fund, Initial Class	64,962,883	4,920,274	(3,374,263)	482,803	(207,161)	66,784,536	6,534,690	991,816	-
MML International Equity Fund, Class II	61,802,842	3,941,175	(5,666,114)	14,987,090	410,442	75,475,435	6,439,884	1,137,849	-
MML Large Cap Growth Fund, Initial Class	27,971,510	7,203,274	(6,843,330)	774,054	(1,192,020)	27,913,488	2,774,701	101,984	6,812,899
MML Managed Bond Fund, Initial Class	125,372,282	12,811,290	(9,887,881)	3,764,328	(524,071)	131,535,948	10,481,883	2,026,789	-
MML Mid Cap Growth Fund, Initial Class	69,792,352	7,279,353	(7,972,664)	3,063,082	2,995,885	75,158,008	4,845,777	25,666	7,031,804
MML Mid Cap Value Fund, Initial Class	71,329,196	7,647,796	(4,810,359)	(1,821,757)	998,767	73,343,643	6,322,728	1,142,213	4,383,929
MML Short-Duration Bond Fund, Class II	46,468,211	7,339,750	(6,101,723)	620,882	(177,192)	48,149,928	4,893,285	635,341	-
MML Small Cap Growth Equity Fund, Initial Class	17,309,649	778,073	(2,139,848)	2,965,271	(930,397)	17,982,748	1,264,764	-	677,217
MML Small Company Value Fund, Class II	33,640,005	3,989,757	(2,407,327)	(1,351,910)	(42,534)	33,827,991	2,072,794	185,500	3,690,794
MML Small/Mid Cap Value Fund, Initial Class	25,711,368	2,059,223	(1,703,643)	21,364	16,755	26,105,067	1,980,658	126,750	1,535,024
MML Strategic Emerging Markets Fund, Class II	41,857,835	196,640	(5,948,152)	11,176,253	(206,047)	47,076,529	4,271,917	39,099	-
MML Total Return Bond Fund, Class II	76,296,552	7,309,441	(5,070,500)	238,980	220,692	78,995,165	7,647,160	1,613,134	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	22,403,281	2,569,128	(2,014,886)	1,795,179	204,040	24,956,742	316,429	7,568	2,485,919
Oppenheimer Global Fund/VA, Non-Service Shares*	53,980,750	551,436	(18,273,129)	9,168,529	3,224,757	48,652,343	1,100,981	435,099	-
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	134,891,646	6,692,783	(360,000)	(1,012,265)	-	140,212,164	14,292,779	1,332,665	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 12/31/16	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 9/30/17	Number of Shares Held as of 9/30/17	Dividend Income	Realized Gains Distributions
Growth Allocation Fund (Continued)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	$ 32,650,169	$ 7,352,618	$ (4,170,305)	$ 6,568,596	$ 236,562	$ 42,637,640	17,055,056	$ 586,304	$ -
Oppenheimer Main Street Fund/VA, Non-Service Shares*	-	19,740,020	-	817,767	-	20,557,787	650,563	153,893	206,471

	$1,609,786,530	$235,501,885	$(249,353,979)	$69,428,525	$34,216,442	$1,699,579,403		$21,456,939	$66,640,552

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$ 111,761,373	$ 7,939,283	$ (47,484,071)	$10,764,259	$ 5,569,900	$ 88,550,744	5,442,578	$ 9,608	$ 7,563,540
MML Dynamic Bond Fund, Class II	209,806,917	5,669,584	-	4,312,455	-	219,788,956	21,782,850	3,501,553	808,934
MML Equity Income Fund, Initial Class	90,787,429	17,406,809	(10,774,706)	(2,268,129)	2,963,275	98,114,678	8,286,713	2,079,508	6,300,354
MML Equity Index Fund, Class III	38,270,712	42,474,158	-	5,913,840	-	86,658,710	2,983,088	1,110,532	2,265,618
MML Focused Equity Fund, Class II	51,634,038	5,821,273	(30,940,895)	1,297,156	(1,285,215)	26,526,357	2,212,373	637,813	4,974,726
MML Foreign Fund, Initial Class	80,340,727	5,785,670	(5,865,548)	12,335,576	498,019	93,094,444	8,494,019	1,889,124	-
MML Fundamental Growth Fund, Class II	74,281,602	7,027,674	(28,283,326)	3,460,128	2,733,152	59,219,230	4,850,060	593,886	6,168,639
MML Fundamental Value Fund, Class II	105,136,831	13,839,736	(22,493,404)	(6,141,567)	6,115,457	96,457,053	6,606,647	1,777,247	6,710,131
MML Global Fund, Class I	93,978,184	7,854,912	(24,361,153)	4,281,225	4,259,036	86,012,204	6,880,976	1,015,658	6,603,485
MML High Yield Fund, Class II	50,237,180	2,337,133	(2,799,999)	2,404,426	(208,295)	51,970,445	5,016,452	1,760,133	-
MML Income & Growth Fund, Initial Class	86,310,801	19,916,063	(9,231,448)	(1,268,510)	2,410,759	98,137,665	8,178,139	1,605,493	6,671,912
MML Inflation-Protected and Income Fund, Initial Class	76,056,166	5,296,200	(4,753,425)	976,833	(647,317)	76,928,457	7,527,246	1,146,878	-
MML International Equity Fund, Class II	61,668,017	11,462,147	(5,784,626)	16,449,900	108,674	83,904,112	7,159,054	1,266,523	-
MML Large Cap Growth Fund, Initial Class	32,720,915	8,446,320	(7,865,755)	941,956	(1,536,057)	32,707,379	3,251,231	120,198	8,029,606
MML Managed Bond Fund, Initial Class	332,653,833	23,061,227	(27,991,315)	9,808,813	(1,442,961)	336,089,597	26,782,427	5,188,428	-
MML Mid Cap Growth Fund, Initial Class	76,753,279	7,816,513	(10,119,947)	4,401,460	2,228,061	81,079,366	5,227,554	27,739	7,599,784
MML Mid Cap Value Fund, Initial Class	83,583,544	9,166,367	(5,755,441)	(1,628,999)	640,495	86,005,966	7,414,307	1,341,507	5,148,835
MML Short-Duration Bond Fund, Class II	100,354,227	14,356,085	(14,033,503)	1,400,139	(447,926)	101,629,022	10,328,153	1,343,451	-
MML Small Cap Growth Equity Fund, Initial Class	20,843,827	916,188	(2,419,391)	3,669,799	(1,228,176)	21,782,247	1,531,990	-	821,555
MML Small Company Value Fund, Class II	39,458,682	4,655,986	(2,903,269)	(1,293,972)	(347,645)	39,569,782	2,424,619	217,378	4,325,048
MML Small/Mid Cap Value Fund, Initial Class	23,138,079	1,783,880	(1,921,746)	34,485	1,107	23,035,805	1,747,785	112,270	1,359,669
MML Strategic Emerging Markets Fund, Class II	39,785,354	472,657	(5,523,479)	10,538,273	3,590	45,276,395	4,108,566	37,790	-
MML Total Return Bond Fund, Class II	194,514,661	18,831,700	(12,585,074)	788,276	359,933	201,909,496	19,545,934	4,144,257	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	23,832,076	2,711,397	(2,714,219)	1,840,451	255,191	25,924,896	328,704	8,018	2,633,981

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 12/31/16	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 9/30/17	Number of Shares Held as of 9/30/17	Dividend Income	Realized Gains Distributions
Moderate Allocation Fund (Continued)
Oppenheimer Global Fund/VA, Non-Service Shares*	$ 63,068,689	$ 649,390	$ (22,065,005)	$ 9,693,125	$ 4,650,532	$ 55,996,731	1,267,181	$ 513,995	$ -
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	180,028,457	7,021,837	-	(1,329,706)	-	185,720,588	18,931,762	1,764,889	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	41,386,052	7,476,844	(8,099,603)	8,435,231	(231,234)	48,967,290	19,586,916	670,917	-
Oppenheimer Main Street Fund/VA, Non-Service Shares*	-	13,697,118	-	546,957	-	14,244,075	450,762	101,204	135,780

	$2,382,391,652	$273,894,151	$(316,770,348)	$100,363,880	$25,422,355	$2,465,301,690		$33,985,997	$78,121,597

*	Fund advised by OFI Global Asset Management, Inc.

5.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. Management is still evaluating the impact of the Rule; however, the Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impact of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on each Fund’s financial position or its results of operations.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor

Notes to Portfolio of Investments (Unaudited) (Continued)

indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to September 30, 2017, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ Tina Wilson
Tina Wilson, President and Principal Executive Officer

Date	11/21/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Tina Wilson
Tina Wilson, President and Principal Executive Officer

Date	11/21/2017

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer

Date	11/21/2017